UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds
 (Exact name of registrant as specified in charter)

400 North Roxbury Drive
Beverly Hills, California 90210
 (Address of principal executive offices) (Zip code)

William J. Souza, Esq.
400 North Roxbury Drive
Beverly Hills, California 90210
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1.	Reports to Stockholders.

CITY NATIONAL ROCHDALE FUNDS

2014 SEMI-ANNUAL REPORT

MARCH 31, 2014

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Semi-Annual Report

2	Letter to Our Shareholders
4	Schedule of Investments/Consolidated Schedule of Investments
96	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities
100	Statements of Operations/Consolidated Statement of Operations
104	Statements of Changes in Net Assets/Consolidated Statement of Changes in Net Assets
110	Financial Highlights/Consolidated Financial Highlights
115	Notes to Financial Statements/Consolidated Notes to Financial Statements
129	Disclosure of Fund Expenses
132	Shareholder Voting Results
133	Board Approval of Advisory and Sub-Advisory Agreements

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds’ Form N-Q filings are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most current Form N-Q filing is also available on the Funds’ website at www. citynationalrochdalefunds.com and without charge, upon request, by calling 1-888-889-0799.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the Funds’ portfolio securities, and information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available (1) without charge, upon request, by calling 1-888-889-0799, (2) on the Funds’ website at www.citynationalrochdalefunds.com, and (3) on the Securities and Exchange Commission’s website at www.sec.gov.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

letter to our shareholders
March 31, 2014 (Unaudited)

Dear Shareholders,

This semi-annual report covers the six-month period ended March 31, 2014. Calendar year 2013 ended on a high note for most risk assets, with the S&P 500 Index delivering almost an 11% return during the final quarter of the year. From an investment standpoint, there was little competition for domestic stocks from other asset classes. Growth stocks generally outpaced their value-oriented counterparts, as investor optimism and improving economic fundamentals helped support expectations of continued expansion in corporate earnings. Within fixed income markets, investors willing to assume higher levels of credit risk were rewarded, whereas securities more sensitive to interest rate movement struggled.

Through the first quarter of the year, equity markets generally treaded water, finishing either slightly ahead or slightly behind where they started, depending on their respective geographies. Volatility in emerging markets led to a sharp sell-off in risk assets during the month of January, as investor concerns surrounding China’s slowing growth and tension in Ukraine heavily influenced market sentiment around the world. Bond investors benefited from a modest decline in interest rates, with the 10-year Treasury note rallying from a 3.03% to 2.72% yield during the quarter. Severe winter weather experienced by most of the country pressured a number of economic indicators, though market participants seem willing to look beyond some of the short-term softness in hopes of fundamental resurgence as we move into the second quarter.

Our bullish positioning over the last six months has generally been well rewarded by the market, and though valuations have expanded we are still finding opportunities for continued upside. Below is a summary of the asset classes in which the City National Rochdale Funds are invested for the six months ended March 31, 2014. Please note the inclusion of our newly added City National Rochdale Municipal High Income Fund to the family as a result of our investment team’s identification of what we believe to be a compelling opportunity within the municipal bond space.

MONEY MARKET FUNDS

With short term interest rates steadily hovering near zero, we remain committed to helping our clients preserve positive returns by waiving a substantial portion of our fees. The three City National Rochdale money market funds all delivered either flat or positive absolute performance for the six-month period ending with the close of the first quarter. The Federal Reserve’s stated policy of continuing to maintain extremely low interest rates will likely keep a lid on yields for the foreseeable future, although the much-anticipated tapering agenda has recently become a reality. Though tapering is not tightening, if the economy continues to show improvement it is not unreasonable to expect an eventual rise in interest rates sometime in the late 2015 or early 2016 time frame.

BOND FUNDS

Our newest addition to the City National Rochdale fixed income offerings started off 2014 on solid footing. The City National Rochdale Municipal High Income Fund was launched on December 30, 2013, and thus far has demonstrated respectable performance and commendable asset growth. We continue to optimize investment strategies housed within our City National Rochdale Fixed Income Opportunities Fund, with recent enhancements designed to broaden credit exposure while insulating against impending interest rate risk.

U.S. core fixed income markets delivered positive performance for the six-month period ended March 31, 2014, with corporate credit leading the way in terms of return attribution. Given the low yield environment, investors have increasingly gravitated towards high yield bonds and other spread products in order to capture reasonable levels of income, relatively speaking. The Barclays U.S. Corporate High Yield Index posted a 6.7% return over the six-month period, outpacing nearly all segments of the domestic fixed income market. Domestic bank loans also generated an attractive six month print, with a return of 3.2% as measured by the Credit Suisse Leveraged Loan Index. The Barclays U.S. Aggregate Bond Index, which contains securities more susceptible to interest rate movements, delivered a 1.7% return.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Fixed income strategies remain an important component within broadly diversified investment portfolios. By offering our clients access to unique and differentiated sources of risk premia within the space, we believe that we can preserve expectations for future positive absolute returns without incurring undue levels of interest rate risk.

ABSOLUTE RETURN FUND

Our City National Rochdale Multi-Asset Fund, designed to deliver positive absolute performance in excess of inflation irrespective of the market environment, generated an attractive return pattern during the trailing six-month period, with only two months finishing in the red. The strategy held up particularly well during the month of January, when risk assets traded off significantly. We believe this flexible, “go-anywhere” type of strategy should continue to serve investors well going forward, as our ability to invest across a wide range of asset classes within a well-defined, conservative risk framework offers valuable diversification benefits.

EQUITY FUNDS

As mentioned in the introduction, equity markets were the place to be over the trailing six-month period. Domestic stocks generated returns in the low teens, with international developed and emerging markets equities posting returns in the mid and low single digit ranges, respectively. Investment teams for our equity strategies continue to scour the globe for attractive opportunities, while maintaining a strong focus on quality and valuation. Given the run up we’ve experienced in equity markets over the last five years, it is not unreasonable to expect a correction of some sort in the coming quarters. Sticking to our knitting and not falling victim to attitudes of complacency that often surface in the latter stages of a bull market are as important as ever at this point in time.

We thank you for your trust and confidence in our abilities to continue to serve you well through your investment in the City National Rochdale Funds. We will continue to work hard to ensure that we maintain your confidence and respect as stewards of your capital.

Sincerely,

Bruce Simon
Chief Investment Officer
City National Rochdale Funds

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

Past performance is no guarantee of future results. Certain shareholders may be subject to the Alternative Minimum Tax (AMT). Federal income tax rules apply to any capital gain distributions.

Investing involves risk, including the loss of principal.

Fund expenses have been waived during the period on which the performance is based. Without waivers, performance would be lower.

This information must be preceded or accompanied by a current prospectus. Please read the prospectus carefully before investing.

City National Rochdale Funds do not generally accept investments by non-U.S. persons and may not be available in all states.

The Barclays U.S. Corporate High Yield Index covers the U.S.-dollar denominated, non-investment grade, fixed rate, taxable corporate bond market and includes securities with ratings by Moody’s, Fitch, and S&P of Bal/BB+/BB+ or below.

The Credit Suisse Leveraged Loan Index is designed to mirror the investible universe of the U.S.-dollar denominated leveraged loan market.

The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment grade bond market.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [76.5%]
FAMC, MTN
3.250%, 06/25/14	$3,500	$3,524
FAMC DN (A)
0.109%, 04/01/13	55,000	55,000
0.025%, 04/02/14	60,000	60,000
0.050%, 04/24/14	8,000	8,000
0.070%, 05/01/14	25,000	24,999
0.070%, 05/02/14	25,000	24,998
0.100%, 05/06/14	16,839	16,837
0.065%, 05/15/14	50,000	49,996
0.100%, 07/25/14	25,000	24,992
FFCB
0.221%, 04/01/14(B)	31,690	31,690
0.186%, 04/13/14(B)	12,300	12,308
0.175%, 04/23/14(B)	26,500	26,517
0.200%, 05/13/14	20,000	20,001
0.250%, 05/21/14(B)	21,000	21,003
FFCB DN
0.160%, 04/15/14(A)	19,095	19,094
0.140%, 08/08/14(A)	10,000	9,995
0.090%, 09/03/14(A)	25,000	24,991
FHLB
0.104%, 04/08/14(B)	40,000	40,000
0.109%, 04/09/14(B)	40,000	40,000
0.119%, 04/10/14(B)	50,000	50,004
0.125%, 04/11/14	8,800	8,800
0.106%, 04/14/14(B)	15,000	15,001
0.135%, 04/15/14(B)	50,000	50,009
0.115%, 04/16/14(B)	50,000	50,004
0.125%, 04/17/14	51,765	51,764
0.106%, 04/19/14(B)	50,000	50,002
0.094%, 04/25/14(B)	50,000	49,997
0.125%, 05/02/14	9,350	9,350
0.054%, 06/12/14(B)	20,000	20,000
5.250%, 06/18/14	10,000	10,110
0.125%, 06/18/14	31,040	31,038
0.110%, 06/23/14	40,000	39,998
0.120%, 07/14/14	50,000	50,001
0.100%, 07/15/14	50,000	49,999
0.125%, 09/03/14	25,000	24,994

Description	Face Amount (000)	Value (000)
0.130%, 10/30/14	$50,000	$49,997
0.250%, 01/16/15	25,000	25,021
0.250%, 02/20/15	14,435	14,447
FHLB DN (A)
0.040%, 04/01/14	50,000	50,000
0.100%, 04/02/14	25,000	25,000
0.077%, 04/04/14	150,000	149,999
0.061%, 04/09/14	97,350	97,349
0.050%, 04/14/14	40,000	39,999
0.062%, 04/16/14	100,000	99,997
0.056%, 04/21/14	55,725	55,723
0.061%, 04/23/14	45,550	45,548
0.078%, 04/25/14	66,500	66,497
0.075%, 04/30/14(C)	5,095	5,095
0.053%, 05/02/14	62,365	62,362
0.070%, 05/07/14	35,000	34,998
0.070%, 05/16/14	26,000	25,998
0.071%, 05/21/14	50,000	49,995
0.060%, 05/28/14	51,686	51,681
0.085%, 06/06/14	24,500	24,496
0.091%, 07/09/14	96,550	96,526
0.135%, 08/15/14	25,000	24,987
0.095%, 09/05/14	44,799	44,780
0.095%, 09/12/14	97,294	97,252
FHLMC
0.135%, 04/16/14(B)	50,000	50,010
1.000%, 08/20/14	13,903	13,949
0.320%, 12/03/14	47,004	47,056
FHLMC DN
0.110%, 07/07/14(A) (C)	50,000	49,985
FNMA
0.137%, 04/11/14(B)	9,000	9,002
4.125%, 04/15/14	5,540	5,549
2.500%, 05/15/14	21,026	21,086
0.360%, 06/23/14(B)	29,000	29,013
1.150%, 11/18/14	10,000	10,065
FNMA DN (A)
1.125%, 06/27/14	50,368	50,491
Tennessee Valley Authority DN
0.010%, 04/02/14(A)	65,000	65,000

Total U.S. Government Agency Obligations
(Cost $2,663,969)		2,663,969

U.S. Treasury Obligations [10.7%]
U.S. Treasury Bill
0.001%, 04/03/14(A)	40,000	40,000
U.S. Treasury Notes
0.090%, 04/01/14(B)	30,000	29,993
1.250%, 04/15/14	50,000	50,022

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Government Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
1.875%, 04/30/14	$50,000	$50,072
0.250%, 04/30/14	50,000	50,006
2.250%, 05/31/14	50,000	50,177
2.625%, 06/30/14	50,000	50,313
0.625%, 07/15/14	50,000	50,080

Total U.S. Treasury Obligations
(Cost $370,663)		370,663

Municipal Bonds [7.4%]
California [1.9%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.070%, 04/03/14(B) (D)	15,000	15,000
Anaheim, Housing Authority, Sea Wind Apartments Project, Ser C, RB, FNMA, AMT
0.070%, 04/03/14(B) (D)	6,300	6,300
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.070%, 04/03/14(B) (D)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.070%, 04/03/14(B) (D)	28,450	28,450
Sacramento County Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.070%, 04/03/14(B) (D)	9,000	9,000

Total California		66,750

New York [4.2%]
New York State, Housing Finance Agency, 11th Avenue Project, Ser A, RB, FNMA, AMT
0.050%, 04/02/14(B) (D)	19,000	19,000
New York State, Housing Finance Agency, 345 East 94th Street Project, Ser A, RB, FHLMC, AMT
0.070%, 04/02/14(B) (D)	13,200	13,200

Description	Face Amount (000)	Value (000)
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.050%, 04/02/14(B) (D)	$14,100	$14,100
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.050%, 04/02/14(B) (D)	23,800	23,800
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.050%, 04/02/14(B) (D)	7,500	7,500
New York State, Housing Finance Agency, RB
0.050%, 04/02/14(B) (D) (E)	25,200	25,200
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.050%, 04/02/14(B) (D)	25,500	25,500
New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.070%, 04/02/14(B) (D)	20,000	20,000

Total New York		148,300

Texas [0.8%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.090%, 04/02/14(B) (D)	13,595	13,595
Texas Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.090%, 04/03/14(B) (D)	13,610	13,610

Total Texas		27,205

Washington [0.5%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.090%, 04/03/14(B) (D)	16,295	16,295

Total Municipal Bonds
(Cost $258,550)		258,550

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Repurchase Agreements (F) [5.0%]
Bank of America
0.050%, dated 03/31/14, repurchased on 04/01/14, repurchase price $37,000,051 (collateralized by various U.S. Government obligations, par values ranging from $11,900,000 to $30,900,000, 0.000%, 07/01/14 to 01/15/21; with a total market value $37,700,000)	$37,000	$37,000
Barclays
0.060%, dated 03/31/14, repurchased on 04/01/14, repurchase price $28,000,047 (collateralized by a U.S. Treasury Note, par value $28,800,000, 2.000%, 11/30/20; with a total market value $28,600,000)	28,000	28,000
Deutsche Bank
0.050%, dated 03/31/14, repurchased on 04/01/14, repurchase price $25,000,035 (collateralized by various U.S. Treasury Notes, par values ranging from $1,400 to $22,500,000, 0.000% - 8.750%, 05/15/14 to 05/15/23; with a total market value $25,539,088)	25,000	25,000
Deutsche Bank
0.080%, dated 03/31/14, repurchased on 04/01/14, repurchase price $25,000,056 (collateralized by various U.S. Government obligations, par values ranging from $1,000 to $4,602,000, 0.000% - 6.625%, 07/15/14 to 07/15/37; with a total market value $25,502,997)	25,000	25,000
Goldman Sachs
0.070%, dated 03/31/14, repurchased on 04/01/14, repurchase price $60,000,117 (collateralized by various U.S. Government obligations, par values ranging from $4.859.000 to $55,900,000, 0.500% - 4.375%, 10/15/15 to 05/13/16; with a total market value $61,151,600)	60,000	60,000

Total Repurchase Agreements
(Cost $175,000)		175,000

Description	Shares	Value (000)
Short-Term Investment [0.3%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	10,219,370	$10,219

Total Short-Term Investment
(Cost $10,219)		10,219

Total Investments [99.9%]
(Cost $3,478,401)		$3,478,401

Percentages are based on Net Assets of $3,480,431 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Put and Demand Feature — The date reported is the next reset or put date.

(E)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(F)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Governments

AMT — Alternative Minimum Tax (subject to)

DN — Discount Note

FAMC — Federal Agriculture Mortgage Corporation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$2,663,969	$—	$2,663,969
U.S. Treasury Obligations	—	370,663	—	370,663
Municipal Bonds	—	258,550	—	258,550
Repurchase Agreements	—	175,000	—	175,000
Short-Term Investment	10,219	—	—	10,219
Total Investments in Securities	$10,219	$3,468,182	$—	$3,478,401

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Prime Money Market Fund

Description	Face Amount (000)	Value (000)
Commercial Paper [49.1%]
Banks [28.7%]
Australia and New Zealand Banking Group (A)
0.200%, 07/08/14	$20,000	$19,989
Bank of Tokyo- Mitsubishi UFJ NY
0.220%, 04/23/14	15,000	14,998
0.190%, 04/21/14	10,000	9,999
BNP Paribas Finance
0.310%, 04/24/14	10,000	9,998
Commonwealth Bank of Australia (A)
0.165%, 06/30/14	35,000	34,986
Credit Suisse NY
0.260%, 09/09/14	10,000	9,988
Deutsche Bank Financial
0.300%, 08/25/14	10,000	9,988
HSBC USA
0.230%, 08/25/14	5,000	4,995
0.230%, 08/13/14	5,305	5,300
Korea Development Bank NY
0.190%, 04/14/14	25,000	24,998
Macquarie Bank (A)
0.200%, 05/08/14	35,000	34,993
National Australia Funding Delaware (A)
0.250%, 05/23/14	20,000	19,993
0.163%, 05/05/14	22,400	22,397
Natixis US Finance
0.330%, 07/01/14	15,000	14,988
0.150%, 05/05/14	10,000	9,999
Skandinaviska Enskilda Banken (A)
0.235%, 04/21/14	15,000	14,998
Societe Generale North America
0.300%, 05/02/14	15,000	14,996
Standard Chartered Bank (A)
0.250%, 09/04/14	10,000	9,989
Sumitomo Mitsui Banking (A)
0.200%, 04/21/14	5,000	4,999

Description	Face Amount (000)	Value (000)
Sumitomo Mitsui Trust Bank Limited (A)
0.200%, 04/01/14	$20,000	$20,000
Westpac Securities NZ (A)
0.200%, 09/26/14	25,000	24,975

Total Banks		337,566

Financial Services [16.0%]
AllianceBernstein (A)
0.190%, 04/09/14	10,000	10,000
0.150%, 04/11/14	10,000	10,000
0.120%, 04/01/14	15,000	15,000
Allianz Finance (A)
0.270%, 04/28/14	10,000	9,998
Caisse Centrale Desjardins (A)
0.170%, 04/28/14	15,000	14,998
0.110%, 04/03/14	10,000	10,000
Collateralized Commercial Paper
0.150%, 04/25/14	10,000	9,999
Liberty Street Funding (A)
0.180%, 05/29/14	7,700	7,698
0.130%, 04/01/14	30,000	30,000
Mizuho Funding (A)
0.195%, 06/02/14	20,000	19,993
0.175%, 05/21/14	15,000	14,996
Toyota Financial Services de Puerto Rico
0.200%, 04/04/14	10,000	10,000
Toyota Motor Credit
0.110%, 04/08/14	25,000	24,999

Total Financial Services		187,681

Food, Beverage & Tobacco [1.0%]
Coca-Cola (A)
0.070%, 04/11/14	12,200	12,200

Import/Export [2.1%]
Sumitomo Corp of America
0.210%, 05/07/14	25,000	24,995

Schools [1.3%]
University of California
0.150%, 07/07/14	15,000	14,994

Total Commercial Paper
(Cost $577,436)		577,436

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Prime Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Certificates of Deposit [16.1%]
Banco Del Estado De Chile
0.230%, 04/08/14	$10,000	$10,000
0.210%, 04/11/14	15,000	15,000
0.260%, 07/08/14	15,000	15,000
Bank of America
0.230%, 07/07/14	25,000	25,000
0.250%, 09/08/14	10,000	10,000
Bank of Montreal IL
0.210%, 09/08/14	25,000	25,000
Bank of Tokyo-Mitsubishi UFJ NY
0.220%, 08/22/14	15,000	15,000
Korea Development Bank NY
0.210%, 04/16/14	15,000	15,000
Norinchukin Bank
0.210%, 05/13/14	15,000	15,000
0.210%, 06/16/14	20,000	20,000
Skandinaviska Enskilda Banken NY
0.250%, 08/25/14	15,000	15,000
Sumitomo Mitsui Banking
0.210%, 04/16/14	10,000	10,000

Total Certificates of Deposit
(Cost $190,000)		190,000

Municipal Bonds [16.0%]
California [8.7%]
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.060%, 04/01/14(B) (C) (D)	29,000	29,000
California State, Pollution Control Financing Authority, Pacific Gas & Electric Project, Ser C, RB
0.030%, 04/01/14(B) (C) (D)	5,000	5,000
California State, Ser A-2, RAN
2.000%, 06/23/14	15,000	15,060
Los Angeles, Department of Water & Power, Ser B-3, RB
0.040%, 04/01/14(C) (D)	13,000	13,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.050%, 04/03/14(C) (D)	25,000	25,000

Description	Face Amount (000)	Value (000)
Southern California, Metropolitan Water District, Ser B-3, RB
0.020%, 04/01/14(C) (D)	$15,000	$15,000

Total California		102,060

Illinois [1.1%]
Chicago, Midway Airport Authority, Ser B, RB, AMT
0.060%, 04/01/14(B) (C) (D)	12,600	12,600

North Carolina [1.3%]
Charlotte, Water and Sewer System, Ser B, RB
0.060%, 04/03/14(C) (D)	15,900	15,900

Ohio [1.5%]
Ohio State, Higher Educational Facility Commission, Cleveland Clinic Project, Ser B-4, RB
0.040%, 04/01/14(C) (D)	17,485	17,485

Texas [3.4%]
Lower Neches Valley Authority Industrial Development, Exxon-Mobil Project, RB
0.040%, 04/01/14(C) (D)	24,102	24,102
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.040%, 04/01/14(C) (D)	16,700	16,700

Total Texas		40,802

Total Municipal Bonds
(Cost $188,847)		188,847

U.S. Treasury Obligations [10.3%]
U.S. Treasury Bill
0.001%, 04/03/14(E)	60,000	60,000
U.S. Treasury Note
4.250%, 08/15/14	30,000	30,464
4.250%, 11/15/14	30,000	30,771

Total U.S. Treasury Obligations
(Cost $121,235)		121,235

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Prime Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Repurchase Agreements (F) [7.6%]
Bank of America
0.050%, dated 03/31/14, repurchased on 04/01/14, repurchase price $21,000,029 (collateralized by various U.S. Government obligations, par values ranging from $5,294,000 to $20,000,000, 0.000% - 3.000%, 01/15/21 to 03/01/28; with a total market value $21,414,254)	$21,000	$21,000
Barclays
0.060%, dated 03/31/14, repurchased on 04/01/14, repurchase price $18,000,030 (collateralized by a U.S. Treasury Note, par value $18,500,000, 1.375%, 09/30/18; with a total market value $18,400,000)	18,000	18,000
Deutsche Bank
0.050%, dated 03/31/14, repurchased on 04/01/14, repurchase price $25,000,035 (collateralized by various U.S. Treasury Notes, par values ranging from $5,162,500 to $11,000,000 0.000% - 1.750%, 07/10/14 to 05/15/23; with a total market value $25,545,532)	25,000	25,000
Deutsche Bank
0.080%, dated 03/31/14, repurchased on 04/01/14, repurchase price $25,000,056 (collateralized by various U.S. Government obligations, par values ranging from $1,000 to $11,300,000, 0.000% - 1.625%, 11/06/14 to 10/15/20; with a total market value $25,504,867)	25,000	25,000

Total Repurchase Agreements
(Cost $89,000)		89,000

Description	Shares	Value (000)
Short-Term Investment [0.8%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	9,662,678	$9,663

Total Short-Term Investment
(Cost $9,663)		9,663

Total Investments [99.9%]
(Cost $1,176,181)		$1,176,181

Percentages are based on Net Assets of $1,176,835 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $362,202 (000), representing 30.8% of the net assets of the Fund.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(D)	Put and Demand Feature — The date reported is the next reset date or put date.

(E)	Zero coupon security. The rate reported is the effective yield at time of purchase.

(F)	Tri-Party Repurchase Agreement.

AMT — Alternative Minimum Tax (subject to)

Cl — Class

NY — New York

NZ — New Zealand

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000).

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$577,436	$—	$577,436
Certificates of Deposit	—	190,000	—	190,000
Municipal Bonds	—	188,847	—	188,847
U.S. Treasury Obligations	—	121,235	—	121,235
Repurchase Agreements	—	89,000	—	89,000
Short-Term Investment	9,663	—	—	9,663
Total Investments in Securities	$9,663	$1,166,518	$—	$1,176,181

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [81.9%]
California [75.7%]
Bay Area Toll Authority, Ser A-2, RB
0.050%, 04/03/14(A) (B) (C)	$16,700	$16,700
Bay Area Toll Authority, Ser C-1, RB
0.050%, 04/03/14(A) (B) (C)	14,445	14,445
Bay Area Toll Authority, Ser C-2, RB
0.050%, 04/03/14(A) (B) (C)	4,190	4,190
California State University, Ser A, RB, AGM
Pre-Refunded @ 100
5.000%, 05/01/14(D)	3,800	3,815
California State, GO
5.250%, 04/01/14	1,000	1,000
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser A, RB
0.050%, 04/03/14(A) (B) (C)	2,600	2,600
California State, Health Facilities Financing Authority, Adventis Health System Project, Ser B, RB
0.030%, 04/01/14(A) (B) (C)	8,380	8,380
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB
0.050%, 04/02/14(A) (B) (C)	2,450	2,450
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser I, RB
0.050%, 04/02/14(A) (B) (C)	3,900	3,900

Description	Face Amount (000)	Value (000)
California State, Health Facilities Financing Authority, Scripps Health Project, Ser A, RB
0.050%, 04/02/14(A) (B) (C)	$2,085	$2,085
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB
0.060%, 04/02/14(A) (B) (C)	8,650	8,650
California State, Kindergarten Project, Ser A-1, GO
0.030%, 04/01/14(A) (B) (C)	1,540	1,540
California State, Kindergarten Project, Ser A-2, GO
0.040%, 04/01/14(A) (B) (C)	19,085	19,085
California State, Kindergarten Project, Ser A-3, GO
0.050%, 04/01/14(A) (B) (C)	16,360	16,360
California State, Kindergarten Project, Ser A-8, GO
0.050%, 04/03/14(A) (B) (C)	15,400	15,400
California State, Kindergarten Project, Ser B-1, GO
0.030%, 04/01/14(A) (B) (C)	3,100	3,100
California State, Kindergarten Project, Ser B-2, GO
0.070%, 04/01/14(A) (B) (C)	5,800	5,800
California State, Municipal Finance Authority, Chevron USA Recovery Zone Project, RB
0.050%, 04/01/14(A) (C)	10,100	10,100
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
Pre-Refunded @ 100
5.500%, 06/01/14(D)	2,600	2,624
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE, ETM
5.250%, 11/01/14	1,000	1,030
California State, Ser A-1, RAN
2.000%, 05/28/14	5,500	5,516
California State, Ser A-2, RAN
2.000%, 06/23/14	23,500	23,594
California State, Ser B-4, GO
0.060%, 04/02/14(A) (B) (C)	1,900	1,900
California State, Sub-Ser A-1, GO
0.050%, 04/02/14(A) (B) (C)	7,500	7,500

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Sub-Ser A-2, GO
0.060%, 04/02/14(A) (B) (C)	$1,500	$1,500
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser D, RB
0.040%, 04/02/14(A) (C)	25,000	25,000
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB
0.080%, 04/03/14(A) (B) (C)	3,000	3,000
East Bay, Municipal Utility District, Ser A-3, RB
0.050%, 04/02/14(A) (C)	10,000	10,000
East Bay, Municipal Utility District, Sub-Ser C, RB
0.060%, 04/02/14(A) (C)	7,000	7,000
Eastern Municipal Water District, Ser C, COP
0.060%, 04/02/14(A) (C)	26,475	26,475
Eastern Municipal Water District, Ser D, COP
0.060%, 04/02/14(A) (C)	13,200	13,200
Elsinore Valley, Municipal Water District, Ser A, COP
0.070%, 04/02/14(A) (B) (C)	3,240	3,240
Elsinore Valley, Municipal Water District, Ser B, COP
0.070%, 04/02/14(A) (B) (C)	2,500	2,500
Fresno County, TRAN
1.250%, 06/30/14	5,000	5,013
Irvine Ranch, Water District, SAB
0.060%, 04/03/14(A) (B) (C)	4,600	4,600
Irvine Ranch, Water District, Ser B, SAB
0.070%, 04/01/14(A) (B) (C)	4,725	4,725
Irvine, California, Ser A, SAB
0.060%, 04/02/14(A) (B) (C)	5,000	5,000
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB
0.060%, 04/03/14(A) (C)	36,180	36,180
Los Angeles, Department of Water & Power, Ser A-5, RB
0.040%, 04/03/14(A) (C)	5,000	5,000
Los Angeles, Department of Water & Power, Sub-Ser A-3, RB
0.050%, 04/03/14(A) (C)	2,500	2,500

Description	Face Amount (000)	Value (000)
Los Angeles, Department of Water & Power, Sub-Ser A-8, RB
0.060%, 04/03/14(A) (C)	$3,000	$3,000
Los Angeles, Department of Water & Power, Sub-Ser B-1, RB
0.050%, 04/03/14(A) (C)	7,250	7,250
Los Angeles, Department of Water & Power, Sub-Ser B-2, RB
0.070%, 04/01/14(A) (C)	34,900	34,900
Los Angeles, Department of Water & Power, Sub-Ser B-4, RB
0.050%, 04/03/14(A) (C)	4,075	4,075
Los Angeles, Department of Water & Power, Sub-Ser B-6, RB
0.070%, 04/01/14(A) (C)	23,200	23,200
Metropolitan Water District of Southern California, Ser A-1, RB
0.080%, 04/03/14(A) (C)	10,000	10,000
Metropolitan Water District of Southern California, Ser A-1, RB
0.040%, 04/03/14(A) (C)	1,520	1,520
Metropolitan Water District of Southern California, Ser A-2, RB
0.070%, 04/03/14(A) (C)	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB
0.080%, 04/03/14(A) (C)	11,000	11,000
Metropolitan Water District of Southern California, Ser D, RB
0.040%, 04/03/14(A) (C)	3,800	3,800
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB
0.060%, 04/03/14(A) (C)	10,000	10,000
Orange County, Water District Authority, Ser A, COP
0.060%, 04/02/14(A) (B) (C)	25,350	25,350
Riverside County, Public Facilities Authority, Ser C, COP
0.050%, 04/02/14(A) (B) (C)	3,200	3,200

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (continued)

Description	Face Amount (000)	Value (000)
Riverside County, Water Authority, Ser A, RB
0.080%, 04/03/14(A) (C)	$33,140	$33,140
San Diego County, Regional Transportation Commission, Ser B, RB
0.070%, 04/03/14(A) (C)	9,180	9,180
San Diego County, Regional Transportation Commission, Ser D, RB
0.050%, 04/03/14(A) (C)	12,390	12,390
San Diego County, School District, Ser A, TRAN
2.000%, 06/30/14	2,500	2,511
San Francisco City & County, Airports Commission, Ser 37C, RB
0.060%, 04/02/14(A) (B) (C)	15,900	15,900
San Francisco City & County, Finance Authority, Moscone Center Project, Ser 2008-1, RB
0.050%, 04/03/14(A) (B) (C)	2,810	2,810
San Francisco, Bay Area Rapid Transit District, Election 2004, Ser C, GO
2.000%, 08/01/14	4,455	4,483
Santa Barbara County, Ser A, TRAN
2.000%, 06/30/14	5,000	5,022
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB
0.060%, 04/02/14(A) (C)	13,820	13,820
Santa Clara Valley, Transportation Authority, Ser C, RB
0.050%, 04/03/14(A) (C)	24,300	24,300
Santa Clara Valley, Transportation Authority, Ser C, RB
0.050%, 04/03/14(A) (C)	995	995
Santa Clara Valley, Transportation Authority, Ser D, RB
0.050%, 04/03/14(A) (C)	14,000	14,000
Southern California, Public Power Authority, Magnolia Power Project, Ser A-1, RB
0.070%, 04/02/14(A) (B) (C)	19,300	19,300

Description	Face Amount (000)	Value (000)
Southern California, Public Power Authority, Southern Transmission Project, Ser A, RB, AGM
0.060%, 04/02/14(A) (C)	$35,000	$35,000
University of California, Ser AL-2, RB
0.050%, 04/03/14(A) (C)	5,000	5,000

Total California		682,843

New York [3.4%]
New York City, Municipal Water Finance Authority, RB
0.040%, 04/01/14(A) (C)	10,000	10,000
New York City, Municipal Water Finance Authority, Ser DD-1, RB
0.040%, 04/01/14(A) (C)	5,010	5,010
New York, New York, Ser A-5, GO
0.060%, 04/01/14(A) (C)	16,160	16,160

Total New York		31,170

Texas [2.8%]
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.050%, 04/01/14(A) (C)	13,385	13,385
Lower Neches Valley, Industrial Development Authority, Exxon Mobil Project, RB
0.040%, 04/01/14(A) (C)	11,600	11,600

Total Texas		24,985

Total Municipal Bonds
(Cost $738,998)		738,998

Commercial Paper [18.0%]
California [18.0%]
California State
0.080%, 06/03/14	10,000	10,000
0.070%, 05/20/14	5,000	5,000
California State University
0.060%, 06/03/14	5,000	5,000
California State, Department of Water
0.080%, 07/03/14	2,838	2,838

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
California State, Educational Facilities Authority
0.130%, 10/16/14	$25,000	$25,000
0.080%, 05/16/14	8,121	8,121
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.130%, 06/04/14	18,550	18,550
Sacramento, Municipal Utility District
0.090%, 05/08/14	10,500	10,500
0.070%, 07/03/14	20,000	20,000
San Diego, Water Authority
0.090%, 04/03/14	13,100	13,100
0.090%, 06/04/14	10,000	10,000
San Francisco City & County
0.080%, 07/02/14	15,245	15,245
San Francisco City & County, Airport Commission
0.070%, 07/09/14	5,000	5,000
Santa Clara Valley Water District
0.070%, 06/02/14	13,865	13,865

Total California		162,219

Total Commercial Paper
(Cost $162,219)		162,219

Total Investments [99.9%]
(Cost $901,217)		$901,217

Percentages are based on Net Assets of $902,004 (000).

(A)	Put and Demand Feature — The date reported is the next reset or put date.

(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal

COP — Certificate of Participation

ETM — Escrowed to Maturity

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TRAN — Tax and Revenue Anticipation Note

As of March 31, 2014, all of the Fund’s investments are Level 2, in accordance with the authoritative guidance on the fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [45.9%]
Banks [20.8%]
Barclays Bank, MTN
2.638%, 01/10/14(A)	$545	$545
Citigroup
5.850%, 08/02/16	975	1,076
Deutsche Bank
3.250%, 01/11/16	900	937
Goldman Sachs Group
5.125%, 01/15/15	900	932
Korea Development Bank
3.250%, 03/09/16	575	599
Morgan Stanley
5.375%, 10/15/15	900	959
Wachovia
5.750%, 06/15/17	900	1,023

Total Banks		6,071

Diversified Operations [3.4%]
Glencore Funding
1.700%, 05/27/16(B)	1,000	1,003

Financial Services [3.4%]
General Electric Capital, MTN
2.950%, 05/09/16	950	990

Investment Banker/Broker Dealer [3.7%]
Merrill Lynch, MTN
6.400%, 08/28/17	940	1,079

Oil, Gas & Consumable Fuels [3.4%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	900	1,005

Description	Face Amount (000)	Value (000)
Petroleum & Fuel Products [3.3%]
Occidental Petroleum
1.750%, 02/15/17	$940	$953

Telephones & Telecommunications [7.9%]
America Movil
1.234%, 03/12/14(A)	1,000	1,011
AT&T
2.400%, 08/15/16	1,000	1,030
Verizon Communications
1.763%, 03/17/14(A)	250	257

Total Telephones & Telecommunications		2,298

Total Corporate Bonds
(Cost $13,254)		13,399

U.S. Government Agency Obligations [25.4%]
FHLB
0.500%, 11/20/15	580	581
FHLMC
4.375%, 07/17/15	1,800	1,896
FNMA
5.000%, 03/15/16	1,175	1,279
0.500%, 07/02/15	1,500	1,506
0.500%, 03/30/16	1,200	1,201
0.175%, 01/16/14(A)	940	940

Total U.S. Government Agency Obligations
(Cost $7,375)		7,403

U.S. Treasury Obligations [10.1%]
U.S. Treasury Note
4.250%, 08/15/15	560	591
3.125%, 10/31/16	625	664
2.000%, 01/31/16	750	772
1.000%, 08/31/16	900	908

Total U.S. Treasury Obligations
(Cost $2,919)		2,935

U.S. Government Mortgage-Backed Obligations [4.7%]
FHLMC, Pool G12806
5.500%, 09/01/22	59	64
FHLMC, Pool G18247
5.000%, 04/01/23	36	39
FHLMC, Pool G18251
5.000%, 05/01/23	55	60

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FHLMC, Pool G18321
4.500%, 08/01/24	$28	$30
FHLMC, Pool J04241
5.500%, 01/01/22	27	29
FHLMC, Pool J04459
5.000%, 03/01/22	29	31
FHLMC, Pool J04508
5.000%, 03/01/22	31	33
FHLMC, Pool J07575
5.000%, 04/01/23	27	29
FHLMC REMIC, Ser 2011-3877, Cl ND,
3.000%, 02/15/25	479	499
FNMA, Pool 837196
5.500%, 02/01/21	59	64
FNMA, Pool 933915
4.500%, 06/01/23	39	42
FNMA, Pool 961783
4.500%, 02/01/23	58	61
FNMA REMIC, Ser 2010-39, Cl PD,
3.000%, 06/25/38	371	380

Total U.S. Government Mortgage-Backed Obligations
(Cost $1,299)		1,361

Municipal Bonds [5.6%]
California [2.4%]
Southern California, Public Power Authority, Sub-Ser B, RB, AGM, ETM
6.930%, 05/15/17	595	688

Florida [3.2%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	930	935

Total Municipal Bonds
(Cost $1,607)		1,623

Sovereign Debt [3.3%]
Province of Ontario, Canada
1.600%, 09/21/16	950	967

Total Sovereign Debt
(Cost $962)		967

Description	Face Amount (000)/Shares	Value (000)
Asset-Backed Security [3.1%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	$896	$897

Total Asset-Backed Security
(Cost $896)		897

Short-Term Investments [1.5%]
City National Rochdale Government Money Market Fund, 0.010%*†	219,880	220
SEI Daily Income Trust Government Fund, Cl A, 0.010%*	219,880	220

Total Short-Term Investments
(Cost $440)		440

Total Investments [99.6%]
(Cost $28,752)		$29,025

Percentages are based on Net Assets of $29,156 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $1,003 (000), representing 3.4% of the net assets of the Fund.

AGM — Assured Guarantee Municipal

Cl — Class

ETM — Escrowed to Maturity

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Limited Maturity Fixed Income Fund (concluded)

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,399	$—	$13,399
U.S. Government Agency Obligations	—	7,403	—	7,403
U.S. Treasury Obligations	—	2,935	—	2,935
U.S. Government Mortgage-Backed Obligations	—	1,361	—	1,361
Municipal Bonds	—	1,623	—	1,623
Sovereign Debt	—	967	—	967
Asset-Backed Security	—	897	—	897
Short-Term Investments	440	—	—	440
Total Investments in Securities	$440	$28,585	$—	$29,025

For the period ended March 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [74.5%]
Egypt Government AID Bond
4.450%, 09/15/15	$8,000	$8,472
FFCB
0.239%, 01/26/14(A)	10,000	9,983
FHLB
3.250%, 09/12/14	3,000	3,043
1.150%, 07/25/18	1,520	1,475
1.000%, 06/09/17	6,675	6,654
0.683%, 01/08/14(A)	8,000	8,001
0.500%, 11/20/15	4,930	4,939
FHLMC
1.250%, 05/12/17	2,350	2,368
1.000%, 06/29/17	4,000	3,986
1.000%, 09/29/17	4,325	4,290
FNMA
5.000%, 03/15/16	5,475	5,961
5.000%, 02/13/17	5,395	6,021
4.875%, 12/15/16	5,000	5,544
2.375%, 04/11/16	5,000	5,189
1.875%, 02/19/19	445	447
1.625%, 11/27/18	5,000	4,980
1.000%, 10/16/17	7,000	6,911
0.875%, 05/21/18	4,500	4,378
0.625%, 08/26/16	5,000	4,997
0.175%, 01/15/14(A)	10,000	10,000
Israel Government AID Bond
3.815%, 05/15/20(B)	15,528	13,326
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	9,388

Total U.S. Government Agency Obligations
(Cost $129,180)		130,353

U.S. Treasury Obligations [22.1%]
U.S. Treasury Bond
2.625%, 02/29/16	5,000	5,212
U.S. Treasury Notes
3.250%, 05/31/16	5,000	5,298
3.000%, 02/28/17	2,415	2,563
2.875%, 03/31/18	5,000	5,295

Description	Face Amount (000)/Shares	Value (000)
2.750%, 02/28/18	$5,000	$5,271
1.375%, 11/30/15 to 09/30/18	10,500	10,553
0.875%, 02/28/17	4,500	4,500

Total U.S. Treasury Obligations
(Cost $38,800)		38,692

U.S. Government Mortgage-Backed Obligations [2.0%]
FHLMC REMIC, Ser 2011-3877, Cl ND,
3.000%, 02/15/25	1,902	1,980
FNMA ARM, Pool 766620
2.419%, 01/01/14(A)	214	229
FNMA REMIC, Ser 2011-144, Cl CE,
1.250%, 06/25/35	780	782
GNMA, Pool 329656
8.000%, 08/15/22	5	5
GNMA, Pool 376533
7.500%, 06/15/24	2	2
GNMA, Pool 398660
7.500%, 05/15/26	2	2
GNMA, Pool 497411
6.000%, 01/15/29	5	5
GNMA, Pool 571376
7.000%, 12/15/16	4	4
GNMA, Pool 584992
7.500%, 04/15/32	28	31
GNMA ARM, Pool G2 81318
1.625%, 01/01/14(A)	291	303
GNMA ARM, Pool G2 81447
1.625%, 01/01/14(A)	60	63

Total U.S. Government Mortgage-Backed Obligations
(Cost $3,291)		3,406

Short-Term Investments [0.9%]
City National Rochdale Government Money Market Fund, 0.010%*†	800,857	801
SEI Daily Income Trust Government Fund, Cl A, 0.010%*	800,857	801

Total Short-Term Investments
(Cost $1,602)		1,602

Total Investments [99.5%]
(Cost $172,873)		$174,053

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Government Bond Fund (concluded)

Percentages are based on Net Assets of $174,937 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$130,353	$—	$130,353
U.S. Treasury Obligations	—	38,692	—	38,692
U.S. Government Mortgage-Backed Obligations	—	3,406	—	3,406
Short-Term Investments	1,602	—	—	1,602
Total Investments in Securities	$1,602	$172,451	$—	$174,053

For the period ended March 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [89.8%]
Banks [10.9%]
Bank of America, MTN
6.400%, 08/28/17	$400	$459
Barclays Bank, MTN
2.638%, 01/10/14(A)	1,950	1,950
Citigroup
5.850%, 08/02/16	980	1,082
5.500%, 02/15/17	250	276
Countrywide Financial
6.250%, 05/15/16	1,200	1,316
HSBC Finance
5.250%, 04/15/15	1,250	1,306
JPMorgan Chase
6.300%, 04/23/19	2,000	2,351
6.000%, 01/15/18	405	465
National Australia Bank, MTN
2.750%, 03/09/17	480	500
Nordea Bank
2.250%, 03/20/15(B)	500	509
UBS, MTN
5.875%, 12/20/17	2,000	2,291
Wells Fargo Bank
5.750%, 05/16/16	2,400	2,639

Total Banks		15,144

Description	Face Amount (000)	Value (000)
Broadcasting & Cable [1.6%]
Time Warner Cable
5.000%, 02/01/20	$2,000	$2,184

Coatings/Paint [1.1%]
Sherwin-Williams
3.125%, 12/15/14	1,450	1,476

Computers-Memory Devices [0.8%]
NetApp
2.000%, 12/15/17	1,000	1,011

Diversified Metals & Mining [1.8%]
Rio Tinto
2.250%, 09/20/16	2,500	2,570

Diversified Minerals [3.5%]
BHP Billiton
5.250%, 12/15/15	2,377	2,567
Teck Resources
3.150%, 01/15/17	1,250	1,296
2.500%, 02/01/18	1,000	1,004

Total Diversified Minerals		4,867

Diversified Operations [2.7%]
Glencore Funding
1.700%, 05/27/16(B)	1,500	1,505
Siemens Finc
5.750%, 10/17/16(B)	2,000	2,235

Total Diversified Operations		3,740

Drugs [2.9%]
AbbVie
1.200%, 11/06/15	1,000	1,009
GlaxoSmithKline Capital
5.650%, 05/15/18	405	465
Wyeth
5.500%, 02/15/16	2,000	2,180
5.450%, 04/01/17	330	370

Total Drugs		4,024

Electric Utilities [3.4%]
American Electric Power
1.650%, 12/15/17	1,000	994
Commonwealth Edison
6.950%, 07/15/18	1,000	1,171

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Exelon
4.900%, 06/15/15	$1,138	$1,190
Exelon Generation
6.200%, 10/01/17	1,200	1,356

Total Electric Utilities		4,711

Financial Services [16.1%]
American Honda Finance
1.600%, 02/16/18(B)	1,000	990
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,085
Daimler Finance North America
2.300%, 01/09/15(B)	1,350	1,367
1.875%, 09/15/14(B)	1,000	1,006
Ford Motor Credit
8.000%, 12/15/16	1,000	1,170
2.375%, 01/16/18	1,000	1,008
General Electric Capital
5.300%, 02/11/21	2,500	2,812
General Electric Capital, MTN
2.950%, 05/09/16	50	52
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,053
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	2,009
PACCAR Financial, MTN
0.800%, 02/08/16	1,500	1,501
Toyota Motor Credit, MTN
2.050%, 01/12/17	2,000	2,053
VW Credit, MTN
1.875%, 10/13/16	3,000	3,057
Western Union
5.930%, 10/01/16	1,000	1,107

Total Financial Services		22,270

Food, Beverage & Tobacco [1.6%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,231
Dr Pepper Snapple Group
2.900%, 01/15/16	1,000	1,037

Total Food, Beverage & Tobacco		2,268

Description	Face Amount (000)	Value (000)
Home Decoration Products [0.3%]
Newell Rubbermaid
2.000%, 06/15/15	$500	$506

Insurance [4.2%]
Aflac
8.500%, 05/15/19	1,100	1,414
Genworth Financial
7.700%, 06/15/20	1,400	1,706
Metropolitan Life Global Funding I, MTN
1.875%, 06/22/18(B)	2,700	2,689

Total Insurance		5,809

Investment Banker/Broker Dealer [8.4%]
Deutsche Bank
1.400%, 02/13/17	2,500	2,500
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,877
2.625%, 01/31/19	500	499
Jefferies Group
8.500%, 07/15/19	1,370	1,684
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,218
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,289
5.950%, 12/28/17	465	531

Total Investment Banker/Broker Dealer		11,598

Machinery [0.1%]
Caterpillar Financial Services, MTN
1.625%, 06/01/17	215	217

Medical Products & Services [1.9%]
Genentech
4.750%, 07/15/15	2,500	2,633

Medical-HMO [0.9%]
UnitedHealth Group
4.875%, 03/15/15	1,205	1,256

Metal-Copper [0.7%]
Freeport-McMoRan Copper & Gold
1.400%, 02/13/15	1,000	1,006

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Petroleum & Fuel Products [8.2%]
BP Capital Markets
1.375%, 05/10/18	$2,800	$2,741
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,114
Shell International Finance
3.250%, 09/22/15	2,500	2,611
Sunoco Logistics Partners Operations
4.650%, 02/15/22	1,300	1,359
Total Capital International
1.550%, 06/28/17	425	429
1.500%, 02/17/17	2,980	3,025

Total Petroleum & Fuel Products		11,279

Real Estate Investment Trusts [5.1%]
American Tower
7.250%, 05/15/19	1,200	1,427
HCP
5.625%, 05/01/17	1,000	1,120
Health Care REIT
4.700%, 09/15/17	1,000	1,093
Kimco Realty
6.875%, 10/01/19	1,080	1,286
Simon Property Group
6.100%, 05/01/16	2,000	2,189

Total Real Estate Investment Trusts		7,115

Regional Authority [1.0%]
Province of Ontario Canada
1.600%, 09/21/16	1,360	1,385

Retail [4.0%]
Lowe’s
6.100%, 09/15/17	3,000	3,451
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,050

Total Retail		5,501

Telephones & Telecommunications [7.7%]
America Movil
1.234%, 03/12/14(A)	2,750	2,781
AT&T
5.100%, 09/15/14	2,000	2,042
2.950%, 05/15/16	2,600	2,707

Description	Face Amount (000)/Shares	Value (000)
Motorola Solutions
6.000%, 11/15/17	$1,000	$1,143
Telefonica Emisiones SAU
6.421%, 06/20/16	1,000	1,107
Verizon Communications
2.550%, 06/17/19	1,000	1,006

Total Telephones & Telecommunications		10,786

Trucking & Leasing [0.9%]
Penske Truck Leasing
3.750%, 05/11/17(B)	750	796
3.125%, 05/11/15(B)	500	512

Total Trucking & Leasing		1,308

Total Corporate Bonds
(Cost $122,323)		124,664

Municipal Bonds [3.1%]
California [0.1%]
California State, GO
5.700%, 11/01/21	185	216

Florida [3.0%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	4,130	4,150

Total Municipal Bonds
(Cost $4,317)		4,366

Unaffiliated Registered Investment Company [1.9%]
Vanguard High-Yield Corporate Fund	427,350	2,611

Total Unaffiliated Registered Investment Company
(Cost $2,500)		2,611

Asset-Backed Security [1.0%]
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	1,345	1,346

Total Asset-Backed Security
(Cost $1,345)		1,346

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Corporate Bond Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Sovereign Debt [0.7%]
Petroleum & Fuel Products [0.7%]
Korea National Oil
2.875%, 11/09/15(B)	$1,000	$1,028

Total Sovereign Debt
(Cost $999)		1,028

U.S. Government Mortgage-Backed Obligation [0.1%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	93	98

Total U.S. Government Mortgage-Backed Obligation
(Cost $93)		98

Short-Term Investments [2.5%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*†	1,754,959	1,755
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	1,754,959	1,755

Total Short-Term Investments
(Cost $3,510)		3,510

Total Investments [99.1%]
(Cost $135,087)		$137,623

Percentages are based on Net Assets of $138,864 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $21,002 (000), representing 15.1% of the net assets of the Fund.

Cl — Class

FNMA — Federal National Mortgage Association

GO — General Obligation

HMO — Health Maintenance Organization

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$124,664	$—	$124,664
Municipal Bonds	—	4,366	—	4,366
Unaffiliated Registered Investment Company	2,611	—	—	2,611
Asset-Backed Security	—	1,346	—	1,346
Sovereign Debt	—	1,028	—	1,028
U.S. Government Mortgage-Backed Obligation	—	98	—	98
Short-Term Investments	3,510	—	—	3,510
Total Investments in Securities	$6,121	$131,502	$—	$137,623

For the period ended March 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.6%]
California [93.3%]
ABAG Finance Authority for Nonprofit, Odd Fellows Home Project, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 04/01/24	$1,000	$1,134
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE FGIC
Pre-Refunded @ 100
5.000%, 08/01/14(A)	860	874
Beverly Hills, Community Facilities District, Ser 2002-A
4.000%, 09/01/22	250	266
Brea, Redevelopment Agency, Redevelopment Project AB, TA
5.000%, 08/01/20	500	580
California State, Department of Water Resources, Ser F-3, RB
Callable 05/01/18 @ 100
4.375%, 05/01/20	200	226
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,000	1,182
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	976

Description	Face Amount (000)	Value (000)
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	$1,500	$1,563
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,178
California State, GO
4.000%, 02/01/18	1,000	1,108
4.000%, 02/01/19	1,000	1,121
5.000%, 11/01/19	1,000	1,182
5.000%, 09/01/20	1,000	1,180
5.000%, 09/01/21	1,200	1,413
5.000%, 12/01/21	1,000	1,179
California State, Ser E, GO
Callable 06/01/18 @ 100
0.939%, 12/01/29(B)	1,000	1,007
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
5.000%, 07/01/18	500	563
California State, Health Facilities Financing Authority, Catholic Healthcare, Ser A, RB
Callable 03/01/21 @ 100
5.250%, 03/01/22	265	302
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center, RB
5.000%, 08/15/17	750	850
California State, Health Facilities Financing Authority, City of Hope, Ser A, RB
5.000%, 11/15/17	375	423
California State, Health Facilities Financing Authority, Memorial Health Services Corp, Ser A, RB
5.000%, 10/01/15	450	482
California State, Health Facilities Financing Authority, St. Joseph Health System, Ser D, RB
5.000%, 07/01/43(B)	500	580
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/17	500	571
California State, Health Facilities Financing Authority, Sutter Health, Ser A, RB
5.500%, 08/15/18	125	147

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
4.000%, 09/01/17	$500	$550
5.000%, 09/01/22	1,000	1,160
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 05/02/14 @ 100
5.250%, 03/01/18	155	156
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	850	940
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,108
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Pre-Refunded @ 100
5.250%, 11/01/15(A)	1,000	1,081
California State, Public Works Board, Various Capital Projects, Ser A, RB
4.000%, 04/01/17	500	545
California State, Public Works Board, Various Capital Projects, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	289
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	850	994
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
Callable 02/01/17 @ 100
1.010%, 04/01/52(B)	2,000	2,007
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
3.900%, 08/01/31(B)	625	631

Description	Face Amount (000)	Value (000)
California Statewide, Communities Development Authority, Sutter Health, Ser A, RB
5.000%, 08/15/18	$200	$230
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	376
Chula Vista, Elementary School District, School Building Project, Ser A, COP, AGM
5.000%, 09/01/22	1,000	1,128
Chula Vista, Police Facility Project, COP
5.000%, 10/01/21	360	412
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	568
Gilroy, Public Facilities Financing Authority, RB
5.000%, 11/01/21	940	1,053
Irvine Ranch, Water District, Ser B, SAB
Callable 04/01/14 @ 100
0.070%, 10/01/41 (B) (C)	2,500	2,500
Jefferson, Unified High School District, Ser A, GO, NATL-RE FGIC
5.000%, 08/01/14	200	203
Jurupa, Unified School District, GO, AGM
5.000%, 08/01/22	1,000	1,150
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Pre-Refunded @ 100
5.000%, 07/01/14(A)	200	202
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	598
Los Angeles, Department of Water & Power, Power Systems Revenue, Ser A, RB
5.000%, 07/01/19	500	591
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	634

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	$275	$293
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	538
Los Angeles, Ser A, GO
5.000%, 09/01/21	240	289
Los Angeles, Unified School District, Election of 2005, Ser E, GO, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/19	500	565
Los Angeles, Unified School District, Headquarters Building Project, Ser A, COP
5.000%, 10/01/20	1,000	1,155
Los Angeles, Unified School District, Headquarters Building Project, Ser B, COP
Callable 10/01/22 @ 100
5.000%, 10/01/25	1,000	1,126
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	167
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,129
Mount San Antonio, Community College District, GO, ETM
3.456%, 05/01/15(D)	635	633
Northern California, Power Agency, Hydroelectric Project Number 1, Ser C, RB
Callable 07/01/18 @ 100
5.000%, 07/01/20	500	575
Oakland-Alameda County, Coliseum Authority, Ser A, RB
5.000%, 02/01/20	795	905
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,187
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	533

Description	Face Amount (000)	Value (000)
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	$500	$543
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	481
Riverside County, Public Safety Communication, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,787
Riverside Public Financing Authority, Ser A, RB
5.000%, 11/01/21	1,000	1,143
Roseville, Finance Authority, RB
4.000%, 02/01/18	500	553
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	440
Sacramento, Financing Authority, EPA Building Project, Ser A, RB
4.000%, 05/01/18	850	930
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Pre-Refunded @ 100
5.000%, 07/01/15(A)	300	318
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	558
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	503
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	832
San Francisco City & County, Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/20	250	297
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	573

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (continued)

Description	Face Amount (000)	Value (000)
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE FGIC
Callable 05/02/14 @ 100
5.250%, 08/01/18	$600	$601
San Mateo County, Transportation Authority, Ser A, RB, NATL-RE
5.250%, 06/01/19	755	884
San Mateo, Unified High School District, GO, ETM
1.071%, 02/15/15(D)	1,000	998
Santa Clara County, Financing Authority, Lease Revenue Capital Project, RB
5.000%, 02/01/20	500	577
Santa Cruz County, Redevelopment Agency, TA
5.000%, 09/01/19	640	730
Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	290	295
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,364
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	634
University of California, Revenues Limited Project, Ser E, RB
Callable 05/15/20 @ 100
5.000%, 05/15/22	500	575
University of California, Ser AK, RB
5.000%, 05/15/14(B)	1,000	1,189
Ventura County, Public Financing Authority, Ser A, RB
4.000%, 11/01/18	500	558
Ventura County, Public Financing Authority, Ser B, RB
5.000%, 11/01/18	500	580

Total California		66,231

Description	Face Amount (000)/Shares	Value (000)
Connecticut [2.9%]
Connecticut State, Ser A, GO
Callable 03/01/15 @ 100
1.410%, 03/01/19(B)	$1,000	$1,011
Connecticut State, Ser D, GO
0.940%, 08/15/19 (B)	1,000	1,014

Total Connecticut		2,025

Illinois [0.9%]
Illinois State, GO
4.000%, 07/01/18	600	656

New York [0.3%]
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	190	190

Puerto Rico [0.2%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	141

Total Municipal Bonds
(Cost $68,130)		69,243

Short-Term Investment [4.2%]
City National Rochdale Tax Exempt Money Market Fund, Institutional Class, 0.010%*†	2,986,997	2,987

Total Short-Term Investment
(Cost $2,987)		2,987

Total Investments [101.8%]
(Cost $71,117)		$72,230

Percentages are based on Net Assets of $70,979 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(D)	Zero coupon security. The rate reported is the effective yield at time of purchase.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund (concluded)

ABAG — Association of Bay Area Governments

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

COP — Certificate of Participation

EPA — Environmental Protection Agency

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$69,243	$—	$69,243
Short-Term Investment	2,987	—	—	2,987
Total Investments in Securities	$2,987	$69,243	$—	$72,230

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [89.3%]
Alabama [2.6%]
Cullman County, Health Care Authority, Cullman Regional Medical Center Project, Ser A, RB
Callable 02/01/19 @ 100
7.000%, 02/01/36	$4,315	$4,612

Alaska [0.8%]
Northern Tobacco Securitization, Ser A, RB
Callable 06/01/14 @ 100
5.000%, 06/01/46	2,000	1,397

Arizona [2.2%]
La Paz County, Industrial Development Authority, RB
Callable 10/01/21 @ 102
7.800%, 10/01/39	2,250	2,334
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,510

Total Arizona		3,844

Description	Face Amount (000)	Value (000)
California [10.2%]
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/31	$1,500	$1,658
California State, Pollution Control Financing Authority, San Diego Water Project, RB
Callable 07/01/17 @ 100
5.000%, 11/21/45 (A)	2,000	1,972
California State, Public Works Board, Department of Corrections and Rehab Project, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/31	5,000	5,431
California State, Public Works Board, Various Capital Projects, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/37	1,000	1,047
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A, RB
Callable 06/01/15 @ 100
5.000%, 06/01/45	1,000	1,001
Golden State Tobacco Securitization, Golden State Tobacco Settlement, Ser A-1, RB
Callable 06/01/17 @ 100
5.125%, 06/01/47	2,000	1,475
San Buenaventura, Community Memorial Health System Project, RB
Callable 12/01/21 @ 100
7.500%, 12/01/41	1,000	1,128
7.000%, 12/01/26	1,000	1,136
San Mateo, Community Facilities District, SAB
Callable 09/01/22 @ 100
5.500%, 09/01/44	1,000	1,005
Southern California, Tobacco Securitization Authority, Ser A-1, RB
Callable 06/01/14 @ 100
5.000%, 06/01/37	3,000	2,286

Total California		18,139

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Colorado [7.2%]
Arkansas State, River Power Authority, Colorado Improvement Project, RB
Callable 10/01/20 @ 100
6.125%, 10/01/40	$2,500	$2,636
Colorado State, High Performance Transportation Enterprise, US 36 & I-25 Managed Lanes Project, RB, AMT
Callable 01/01/23 @ 100
5.750%, 01/01/44	2,000	2,004
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	4,000	5,050
Denver City & County, United Airlines Project, Ser A, RB, AMT
Callable 10/01/17 @ 100
5.250%, 10/01/32	1,000	956
Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/41	1,000	1,052
Wildgrass County, Metropolitan District, GO
Callable 12/01/16 @ 100
6.200%, 12/01/34	1,000	979

Total Colorado		12,677

Delaware [1.1%]
Delaware State, Economic Development Authority, Indian River Power Project, RB
Callable 10/01/20 @ 100
5.375%, 10/01/45	2,000	2,016

Description	Face Amount (000)	Value (000)
Florida [4.7%]
Alachua County, Health Facilities Authority, East Ridge Retirement Village Project, RB
Callable 11/15/24 @ 100
6.000%, 11/15/34	$1,500	$1,488
Florida State, Development Finance Corp., Renaissance Charter School Project, Ser A, RB
Callable 06/15/22 @ 100
6.125%, 06/15/43	1,000	910
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	1,000	1,008
Mid-Bay Bridge Authority, Ser A, RB
Callable 10/01/21 @ 100
7.250%, 10/01/34	1,000	1,139
Osceola County, Poinciana Parkway Project, Ser A, RB
Callable 10/01/24 @ 100
5.375%, 10/01/47	4,000	3,948

Total Florida		8,493

Georgia [2.7%]
Atlanta, Department of Aviation, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,751
DeKalb County, Hospital Authority, Dekalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,013
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Callable 01/01/24 @ 100
7.250%, 01/01/49	810	818

Total Georgia		4,582

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Guam [1.8%]
Territory of Guam, Government Waterworks Authority, RB
Callable 07/01/20 @ 100
5.625%, 07/01/40	$2,000	$2,072
Territory of Guam, Ser A, GO
Callable 11/15/19 @ 100
7.000%, 11/15/39	1,000	1,059

Total Guam		3,131

Hawaii [0.6%]
Hawaii State, Department of Budget & Finance, 15 Craigside Project, Ser A, RB
Callable 11/15/19 @ 100
8.750%, 11/15/29	1,000	1,123

Illinois [7.8%]
Chicago, Midway International Airport, Ser B, RB
Callable 01/01/23 @ 100
5.000%, 01/01/35	2,000	2,063
Chicago, Refunding Project, Ser A, GO, AGM
Callable 01/01/24 @ 100
5.250%, 01/01/31	1,000	1,047
Illinois State, Finance Authority, Admiral at Lake Project, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/40	4,000	4,206
Illinois State, Finance Authority, Roosevelt University Project, RB
Callable 10/01/19 @ 100
6.500%, 04/01/39	3,445	3,547
6.250%, 04/01/29	1,000	1,031
Illinois State, Finance Authority, Three Crowns Park Plaza Project, Ser A, RB
Callable 02/15/16 @ 100
5.875%, 02/15/38	1,000	965
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 03/01/16 @ 100
5.350%, 03/01/31	1,000	742

Total Illinois		13,601

Description	Face Amount (000)	Value (000)
Indiana [4.0%]
Carmel, Barrington Carmel Project, Ser A, RB
Callable 11/15/22 @ 100
7.125%, 11/15/47	$2,000	$2,063
7.000%, 11/15/32	1,650	1,707
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/39	1,000	983
Terre Haute, Westminster Village Project, RB
Callable 08/01/22 @ 100
6.000%, 08/01/39	2,355	2,131

Total Indiana		6,884

Kentucky [4.8%]
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health System Project, Ser A, RB
Callable 06/01/20 @ 100
6.500%, 03/01/45	2,960	3,180
6.375%, 06/01/40	1,000	1,070
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Callable 07/01/23 @ 100
5.750%, 07/01/49	4,000	4,207

Total Kentucky		8,457

Louisiana [0.6%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39	1,000	1,021

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Maryland [1.2%]
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	$725	$727
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,429

Total Maryland		2,156

Michigan [4.4%]
Kent, Hospital Finance Authority, Metropolitan Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
6.000%, 07/01/35	3,805	3,968
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 12/01/15 @ 100
5.875%, 12/01/30	2,000	1,826
Michigan State, Tobacco Settlement Finance Authority, Turbo Project, Ser A, RB
Callable 06/01/18 @ 100
6.875%, 06/01/42	2,000	1,865

Total Michigan		7,659

Missouri [3.1%]
Kirkwood, Industrial Development Authority, Aberdeen Heights Project, Ser A, RB
Callable 05/15/20 @ 100
8.250%, 05/15/45	3,000	3,382
Saint Joseph, Industrial Development Authority, Living Community Saint Joseph Project, RB
Callable 05/19/14 @ 101
7.000%, 08/15/32	1,000	1,000
Saint Louis County, Lambert Airport Project, SAB
Callable 11/01/16 @ 105
9.000%, 11/01/31	1,000	1,016

Total Missouri		5,398

Description	Face Amount (000)	Value (000)
Nebraska [2.3%]
Central Plains Energy Project, Project #3, RB
Callable 09/01/22 @ 100
5.250%, 09/01/37	$1,000	$1,047
5.000%, 09/01/42	3,000	3,049

Total Nebraska		4,096

Nevada [1.8%]
Clark County, Department of Aviation, Sub-Ser A-2, RB
Callable 07/01/24 @ 100
5.000%, 07/01/35	3,000	3,211

New Jersey [1.9%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 08/20/22 @ 101
5.250%, 09/15/29	1,000	997
Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	3,000	2,257

Total New Jersey		3,254

New York [0.6%]
New York City, Industrial Development Agency, American Airlines JFK International Airport Project, RB, AMT
Callable 08/01/16 @ 101
7.750%, 08/01/31	1,000	1,094

Ohio [0.5%]
Muskingum County, Genesis Healthcare System Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/33	1,000	845

Pennsylvania [0.9%]
Pennsylvania Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,613

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tennessee [1.2%]
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	$2,000	$2,176

Texas [9.7%]
Arlington, Higher Education Finance Corp., Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,273
7.000%, 03/01/34	400	396
Central Texas, Regional Mobility Authority, RB
Callable 01/01/23 @ 100
5.000%, 01/01/33	1,000	977
5.000%, 01/01/42	1,000	939
Grand Parkway Transportation, Toll Revenue, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	2,000	2,080
Red River, Health Facilities Development, MRC Crossings Project, Ser B, RB
Callable 05/15/15 @ 100
5.000%, 11/15/19	1,075	1,074
Sanger, Industrial Development Authority, Pellets Project, Ser B, RB, AMT
Callable 07/01/22 @ 100
8.000%, 07/01/38	3,000	3,100
Tarrant County, Cultural Education Facilities Finance Corp., Buckingham Senior Living Community Project, RB
Callable 11/15/17 @ 100
5.750%, 11/15/37	1,000	990
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior D, RB
6.250%, 12/15/26	2,000	2,383
Texas State, Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Project, RB
Callable 06/30/20 @ 100
7.000%, 06/30/40	1,000	1,131

Description	Face Amount (000)	Value (000)
Texas State, Private Activity Bond Surface Transportation Corp., NTE Mobility Project, RB
Callable 12/31/19 @ 100
6.875%, 12/31/39	$1,350	$1,506

Total Texas		16,849

Virginia [0.6%]
Virginia State, Small Business Financing Authority, Elizabeth River Project, RB, AMT
Callable 07/01/22 @ 100
6.000%, 01/01/37	1,000	1,064

Washington [2.2%]
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/15 @ 100
5.375%, 01/01/20 (A)	2,000	1,993
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Callable 01/01/24 @ 100
7.500%, 01/01/49 (A)	2,000	2,016

Total Washington		4,009

Wisconsin [0.5%]
Public Finance Authority, Airport Facilities, Senior Trips Obligation Group Project, RB, AMT
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,000	910

Puerto Rico [7.3%]
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/24	2,590	1,932
5.250%, 07/01/42	840	562
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/20 @ 100
8.000%, 07/01/35	4,000	3,733

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Municipal High Income Fund (concluded)

Description	Face Amount (000)/Shares	Value (000)
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
7.000%, 07/01/33	$1,440	$1,019
7.000%, 07/01/40	1,000	703
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/42	1,310	772
Puerto Rico, Electric Power Authority, Ser WW, RB
Callable 07/01/18 @ 100
5.500%, 07/01/38	1,060	637
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 07/01/20 @ 100
5.750%, 07/01/36	940	585
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
6.500%, 08/01/44	1,250	1,070
6.000%, 08/01/42	1,500	1,206
Puerto Rico, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
5.250%, 08/01/41	1,000	$740

Total Puerto Rico		12,959

Total Municipal Bonds
(Cost $155,281)		157,270

Short-Term Investments [15.9%]
City National Rochdale Government Money Market Fund, 0.010%*†	14,056,430	14,056
SEI Daily Income Trust Government Fund, Cl A, 0.010%*	14,056,430	14,056

Total Short-Term Investments
(Cost $28,112)		28,112

Total Investments [105.2%]
(Cost $183,393)		$185,382

Percentages are based on Net Assets of $176,162 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $5,981 (000), representing 3.4% of the net assets of the Fund.

AGM — Assured Guarantee Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

RB — Revenue Bond

SAB — Special Assessment Board

Ser — Series

TA — Tax Allocation

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$157,270	$—	$157,270
Short-Term Investments	28,112	—	—	28,112
Total Investments in Securities	$28,112	$157,270	$—	$185,382

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [94.5%]
Advertising Agencies [2.0%]
MDC Partners
6.750%, 04/01/20(A)	$2,300	$2,421

Air Transportation [0.5%]
CEVA Group
9.000%, 09/01/21(A)	300	307
7.000%, 03/01/21(A)	300	305

Total Air Transportation		612

Airlines [0.2%]
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14	65	65
Continental Airlines, Ser 2009-2, Cl B
9.250%, 05/10/17	122	137

Total Airlines		202

Autoparts [0.9%]
Stanadyne
10.000%, 08/15/14	900	897
Stanadyne Holdings
12.000%, 02/15/15(C)	225	170

Total Autoparts		1,067

Description	Face Amount (000)	Value (000)
Broadcasting & Cable [1.5%]
CSC Holdings
6.750%, 11/15/21	$300	$335
DCP
10.750%, 08/15/15(A)	500	513
DISH DBS
6.750%, 06/01/21	300	336
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	725	740

Total Broadcasting & Cable		1,924

Building & Construction [1.5%]
Building Materials Corp of America
6.750%, 05/01/21(A)	950	1,031
CPG Merger Sub
8.000%, 10/01/21(A)	500	532
Dycom Investments
7.125%, 01/15/21	300	324

Total Building & Construction		1,887

Business Services [0.9%]
FTI Consulting
6.750%, 10/01/20	400	431
6.000%, 11/15/22	680	693

Total Business Services		1,124

Chemicals [0.2%]
Nexeo Solutions
8.375%, 03/01/18	250	252

Communications Software [1.6%]
Aspect Software
10.625%, 05/15/17	1,910	2,020

Computer Graphics [0.4%]
Epicor Software
8.625%, 05/01/19	400	437

Computer System Design & Services [3.4%]
Brocade Communications Systems
4.625%, 01/15/23(A)	1,000	955
iGate
9.000%, 05/01/16	1,250	1,312

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
NCR
5.875%, 12/15/21(A)	$600	$632
Stratus Technologies Bermuda
12.000%, 03/29/15	747	829
Stream Global Services
11.250%, 10/01/14	525	525

Total Computer System Design & Services		4,253

Consumer Products & Services [3.3%]
Central Garden and Pet
8.250%, 03/01/18	2,200	2,269
Gibson Brands
8.875%, 08/01/18(A)	175	186
Spectrum Brands
6.625%, 11/15/22	65	71
6.375%, 11/15/20	130	141
WMG Acquisition
6.750%, 04/15/22(A)	500	503
6.000%, 01/15/21(A)	893	931

Total Consumer Products & Services		4,101

Containers & Packaging [0.8%]
Pretium Packaging
11.500%, 04/01/16	900	963

Data Processing/Mgmt [3.5%]
Audatex North America
6.000%, 06/15/21(A)	1,700	1,815
First Data
8.750%, 01/15/22(A) (D)	2,310	2,524

Total Data Processing/Mgmt		4,339

Diversified Operations [0.5%]
Amsted Industries
5.000%, 03/15/22(A)	650	653

Drugs [0.2%]
Grifols Worldwide Operations
5.250%, 04/01/22(A)	200	204

E-Commerce/Services [0.7%]
IAC
4.750%, 12/15/22	900	881

Educational Services [1.4%]
Laureate Education
9.250%, 09/01/19(A)	1,680	1,789

Description	Face Amount (000)	Value (000)
Electric Utilities [0.8%]
AES
7.375%, 07/01/21	$850	$969

Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	500	555

Enterprise Software/Serv [0.8%]
Eagle Midco
9.000%, 06/15/18(A)	950	997

Entertainment & Gaming [1.7%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (B) (E)	75	30
Carmike Cinemas
7.375%, 05/15/19	310	338
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	173
Diamond Resorts
12.000%, 08/15/18	750	820
Greektown Holdings
8.875%, 03/15/19(A)	500	516
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/20(A) (C)	99	97
Mashantucket Western Pequot Tribe
6.500%, 07/01/36	77	12
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	100	101
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	108

Total Entertainment & Gaming		2,195

Financial Services [4.7%]
Credit Acceptance
6.125%, 02/15/21(A)	1,400	1,456
Icahn Enterprises
6.000%, 08/01/20(A)	1,250	1,325
5.875%, 02/01/22(A)	800	812
4.875%, 03/15/19(A)	200	203
Jefferies Finance
7.375%, 04/01/20(A)	395	415
Jefferies LoanCore
6.875%, 06/01/20(A)	450	457

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Nationstar Mortgage
6.500%, 08/01/18	$100	$100
6.500%, 07/01/21	400	377
Oxford Finance
7.250%, 01/15/18(A)	650	689

Total Financial Services		5,834

Food, Beverage & Tobacco [2.8%]
ARAMARK
5.750%, 03/15/20	375	396
B&G Foods
4.625%, 06/01/21	600	593
Darling International
5.375%, 01/15/22(A)	300	308
Diamond Foods
7.000%, 03/15/19(A)	300	311
Le-Nature’s
9.000%, 06/15/13(A) (B) (E) (I)	150	—
Vector Group
7.750%, 02/15/21	1,750	1,881

Total Food, Beverage & Tobacco		3,489

Food-Wholesale/Distrib [1.0%]
KeHE Distributors
7.625%, 08/15/21(A)	1,100	1,183

Gas-Distribution [1.7%]
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/23(A)	1,200	1,281
NGL Energy Partners
6.875%, 10/15/21(A)	900	936

Total Gas-Distribution		2,217

Gold Mining [0.6%]
Eldorado
6.125%, 12/15/20(A)	750	750

Insurance [2.2%]
American Equity Investment Life Holding
6.625%, 07/15/21	1,100	1,173
Fidelity & Guaranty Life Holdings
6.375%, 04/01/21(A)	425	453

Description	Face Amount (000)	Value (000)
Ironshore Holdings US
8.500%, 05/15/20(A)	$950	$1,107

Total Insurance		2,733

Internet Connectiv Svcs [1.1%]
Zayo Group
10.125%, 07/01/20	1,135	1,317

Internet Infrastr Equip [0.6%]
CyrusOne
6.375%, 11/15/22	725	765

Investment Banker/Broker Dealer [1.3%]
Nuveen Investments
9.125%, 10/15/17(A)	1,560	1,650

Machinery [0.4%]
Tempel Steel
12.000%, 08/15/16(A)	500	470

Medical Products & Services [0.6%]
HCA
5.000%, 03/15/24	250	251
Physio-Control International
9.875%, 01/15/19(A)	419	470

Total Medical Products & Services		721

Metal-Copper [1.4%]
KGHM International
7.750%, 06/15/19(A)	1,590	1,677

Metals & Mining [0.7%]
Kaiser Aluminum
8.250%, 06/01/20	500	564
Mirabela Nickel
8.750%, 04/15/18(A) (B) (E)	1,020	245
3.500%, 06/30/14(A) (B)	161	161

Total Metals & Mining		970

Miscellaneous Business Services [1.9%]
ADT
6.250%, 10/15/21(A)	400	411
4.125%, 04/15/19	400	397
MCBC Holdings
6.817%, 04/15/14(A) (B) (E)	50	5

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Sitel
11.000%, 08/01/17(A)	$1,425	$1,530

Total Miscellaneous Business Services		2,343

Miscellaneous Manufacturing [0.4%]
AGY Holding
11.000%, 11/15/14(B)	100	98
Atkore International
9.875%, 01/01/18	392	421

Total Miscellaneous Manufacturing		519

Motion Pictures and Services [0.5%]
DreamWorks Animation SKG
6.875%, 08/15/20(A)	600	649

Multi-line Insurance [0.6%]
ING US
5.650%, 05/15/14(F)	750	745

Oil-Field Services [0.8%]
Exterran Partners
6.000%, 04/01/21	225	224
Hiland Partners
7.250%, 10/01/20(A)	725	788

Total Oil-Field Services		1,012

Oil-US Royalty Trusts [0.2%]
IronGate Energy Services
11.000%, 07/01/18(A)	225	224

Paper & Related Products [2.4%]
Opal Acquisition
8.875%, 12/15/21(A)	1,800	1,809
Unifrax I
7.500%, 02/15/19(A)	1,025	1,087

Total Paper & Related Products		2,896

Petrochemicals [1.8%]
TPC Group
8.750%, 12/15/20(A)	2,000	2,192

Petroleum & Fuel Products [20.5%]
Access Midstream Partners
4.875%, 03/15/24	350	349

Description	Face Amount (000)	Value (000)
Atlas Energy Holdings Operating
9.250%, 08/15/21(A)	$650	$715
7.750%, 01/15/21	550	577
Atlas Pipeline Partners
5.875%, 08/01/23	876	865
4.750%, 11/15/21	400	380
Bill Barrett
7.625%, 10/01/19	1,600	1,734
BreitBurn Energy Partners
7.875%, 04/15/22	2,300	2,490
Carrizo Oil & Gas
7.500%, 09/15/20	300	330
Crestwood Midstream Partners
6.125%, 03/01/22(A)	200	209
Eagle Rock Energy Partners
8.375%, 06/01/19	1,675	1,817
Endeavor Energy Resources
7.000%, 08/15/21(A)	2,100	2,205
Gibson Energy
6.750%, 07/15/21(A)	1,575	1,689
Jones Energy Holdings
6.750%, 04/01/22(A)	250	255
Legacy Reserves
8.000%, 12/01/20	760	813
6.625%, 12/01/21	600	598
Memorial Production Partners
7.625%, 05/01/21(A)	1,000	1,055
Midstates Petroleum
10.750%, 10/01/20	700	774
9.250%, 06/01/21	400	418
Milagro Oil & Gas
10.500%, 05/15/16(B) (E)	400	312
Pacific Drilling
5.375%, 06/01/20(A)	750	744
Penn Virginia Resource Partners
8.375%, 06/01/20	1,245	1,398
Precision Drilling
6.625%, 11/15/20	575	615
6.500%, 12/15/21	400	428
Rosetta Resources
5.875%, 06/01/22	500	511
SandRidge Energy
8.125%, 10/15/22	1,000	1,090
7.500%, 03/15/21	650	694
Summit Midstream Holdings
7.500%, 07/01/21(A)	550	589
Ultra Petroleum
5.750%, 12/15/18(A)	700	735

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Unit
6.625%, 05/15/21	$1,000	$1,060

Total Petroleum & Fuel Products		25,449

Printing & Publishing [0.0%]
Expo Event Transco
9.000%, 06/15/21(A)	55	56

Property/Casualty Ins [0.6%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	512
QBE Capital Funding III
7.250%, 05/24/41(A) (F)	250	268

Total Property/Casualty Ins		780

Publishing-Books [0.3%]
Baker & Taylor Acquisitions
15.000%, 04/01/17(A) (B)	383	306

Real Estate [1.2%]
Kennedy-Wilson
8.750%, 04/01/19	1,100	1,202
5.875%, 04/01/24	200	200

Total Real Estate		1,402

Retail [6.1%]
AmeriGas Finance
7.000%, 05/20/22	1,510	1,650
Brunswick
4.625%, 05/15/21(A)	550	538
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	650	725
CST Brands
5.000%, 05/01/23	150	147
GRD Holdings III
10.750%, 06/01/19(A)	2,170	2,387
Guitar Center
6.500%, 04/15/19(A)	1,400	1,391
PF Chang’s China Bistro
10.250%, 06/30/20(A)	285	300
Sally Holdings
5.500%, 11/01/23	400	407

Total Retail		7,545

Description	Face Amount (000)	Value (000)
Schools-Day Care [0.3%]
Knowledge Universe Education
7.750%, 02/01/15(A)	$400	$401

Security Brokers & Dealers [1.5%]
Bank of America
5.200%, 06/01/14(F)	1,000	940
Royal Bank of Scotland Group
1.173%, 06/30/14(F)	800	801

Total Security Brokers & Dealers		1,741

Telecommunication Equip [1.7%]
Alcatel-Lucent USA
8.875%, 01/01/20(A)	900	1,022
6.750%, 11/15/20(A)	300	317
Avaya
7.000%, 04/01/19(A)	850	844

Total Telecommunication Equip		2,183

Telephones & Telecommunications [1.9%]
Level 3 Financing
6.125%, 01/15/21(A)	400	422
SBA Telecommunications
5.750%, 07/15/20	300	314
UPCB Finance V
7.250%, 11/15/21(A)	500	551
Virgin Media Finance
6.375%, 04/15/23(A)	700	742
Virgin Media Secured Finance
5.375%, 04/15/21(A)	355	367

Total Telephones & Telecommunications		2,396

Textile-Home Furnishings [0.5%]
Empire Today
11.375%, 02/01/17(A)	665	676

Transportation Services [5.0%]
Harbinger Group
7.875%, 07/15/19	1,900	2,085
Marquette Transportation
10.875%, 01/15/17	1,110	1,168
Pegasus Solutions
10.500%, 04/15/15(A) (B)	100	93
Sabre
8.500%, 05/15/19(A)	1,095	1,210

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Face Amount (000)	Value (000)
Travelport
13.875%, 03/01/16(A) (D)	$174	$184
11.875%, 09/01/16	90	92
8.861%, 06/03/14(A) (F)	1,316	1,326

Total Transportation Services		6,158

Total Corporate Bonds
(Cost $113,441)		117,294

Loan Participations [5.8%]
Acosta, Term Loan
0.000%, 03/03/18(H)	500	502
AlliedBarton, Delayed Term Loan
4.250%, 02/12/21(G)	63	—
AlliedBarton, First Lien Term Loan
0.000%, 02/12/21(H)	177	176
American Tire Distributors, First Lien Term Loan
0.000%, 06/19/18(H)	300	301
Asurion, Incremental Tranche B-1
5.000%, 05/24/19	500	501
Atkore International, First Lien Term Loan
0.000%, 03/26/21(H)	650	649
CEVA Group, First Lien Term Loan
0.000%, 03/12/21(H)	200	199
Entergis, First Lien Term Loan
0.000%, 03/25/21(H)	100	100
Flexera Software, Term Loan
0.000%, 04/02/20(H)	500	498
Fortescue Metals Group (FMG), Cov-Lite Term Loan
0.000%, 06/30/19(H)	500	504
Global Aviation, Term Loan (B) (E) (I)
10.000%, 07/13/17	22	—
3.000%, 02/13/17	216	—
Interline Brands, Term Loan
0.000%, 03/12/21(H)	400	399
International Lease Finance, Term Loan
3.500%, 02/26/21	500	500
J. Crew Group, Term Loan B
0.000%, 03/05/21(H)	1,000	997
Neiman Marcus Group, First Lien Term Loan
4.250%, 10/25/20	350	351

Description	Face Amount (000)/Shares	Value (000)
Tectum Holdings, Term Loan
4.250%, 03/04/19	$1,250	$1,247
Travelport, Secon Lien Term Loan
0.000%, 01/31/16(H)	300	310

Total Loan Participations
(Cost $7,400)		7,234

Preferred Stock [0.9%]
Insurance [0.8%]
Aspen Insurance Holdings (F)	40,000	992

Miscellaneous Manufacturing [0.1%]
CEVA Group *	49	62

Total Preferred Stock
(Cost $1,044)		1,054

Common Stock [0.3%]
Miscellaneous Manufacturing [0.0%]
CEVA Group *	22	28

Printing & Publishing [0.3%]
Houghton Mifflin Harcourt *	16,866	343

Total Common Stock
(Cost $379)		371

Mortgage-Backed Security [0.3%]
SRERS Funding, Ser 2011-RS, Cl A1B1
0.407%, 04/09/14(A) (F)	363	336

Total Mortgage-Backed Security
(Cost $319)		336

Asset-Backed Security [0.3%]
United Airlines, Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/21	400	416

Total Asset-Backed Security
(Cost $400)		416

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (continued)

Description	Number of Warrants/Shares	Value (000)
Warrants* [0.0%]
Alion Science and Technology,
Expires 03/15/17 (B)	380	$—
CUI Acquisition,
Expires 09/20/20 (B) (I) (J)	2,756	28
Global Aviation (B)	35,583	—

Total Warrants
(Cost $250)		28

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia Recovery Trust * (B) (I)	8,500	—

Total Special Stock
(Cost $9)		—

Short-Term Investments [1.4%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**†	847,858	848
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	847,858	848

Total Short-Term Investments
(Cost $1,696)		1,696

Total Investments [103.5%]
(Cost $124,938)		$128,429

Percentages are based on Net Assets of $124,114 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $66,287 (000), representing 53.4% of the net assets of the Fund.

(B)	Security is considered illiquid. The total market value of such securities as of March 31, 2014 was $1,278 (000) and represented 1.0% of the net assets of the Fund.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2014. The coupon on a step bond changes on a specific date.

(D)	Payment in Kind

(E)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(F)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(G)	Unfunded bank loan.

(H)	Unsettled bank loan.

(I)
Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2014 was $28 (000) and represented 0.0% of net assets of the Fund.

(J)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class

Ser — Series

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$117,294	$—	$117,294
Loan Participations	—	7,234	—	7,234
Preferred Stock	—	1,054	—	1,054
Common Stock	—	371	—	371
Mortgage-Backed Security	—	336	—	336
Asset-Backed Security	—	416	—	416
Warrants	—	—	28	28
Special Stock	—	—	—	—
Short-Term Investments	1,696	—	—	1,696
Total Investments in Securities	$1,696	$126,705	$28	$128,429

(1)
Of the $28 (000) in Level 3 securities as of March 31, 2014, $28 (000) or 0.00% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale High Yield Bond Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2014:

	Investments in Mortgage-Backed Securities	Investments in Preferred Stock	Investments in Common Stock
Beginning balance as of October 1, 2013	$334	$40	$19
Accrued discounts/ premiums	1	—	—
Realized gain/(loss)	3	—	—
Change in unrealized appreciation/(depreciation)	17	22	10
Purchases	5	—	—
Sales/paydowns	(24)	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(336)	(62)	(29)
Ending balance as of March 31, 2014	$—	$—	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$17	$22	$10

	Investments in Warrants	Total
Beginning balance as of October 1, 2013	$28	$421
Accrued discounts/ premiums	—	1
Realized gain/(loss)	—	3
Change in unrealized appreciation/(depreciation)	—	49
Purchases	—	5
Sales/paydowns	—	(24)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(427)
Ending balance as of March 31, 2014	$28	$28
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$49

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2014, the transfers out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [71.6%]
Consumer Discretionary [2.6%]
AutoZone
3.700%, 04/15/22	$250	$251
Best Buy
3.750%, 03/15/16	300	309
CBS
3.375%, 03/01/22	175	171
Comcast
3.125%, 07/15/22	200	198
Expedia
5.950%, 08/15/20	250	277
Gap
5.950%, 04/12/21	495	557
Hasbro
6.125%, 05/15/14	250	251
Scripps Networks Interactive
2.700%, 12/15/16	1,000	1,038
Time Warner Cable
4.125%, 02/15/21	165	173
Toys R Us
7.375%, 10/15/18	500	400
Toys R Us Property II
8.500%, 12/01/17	21	22
Tupperware Brands
4.750%, 06/01/21	500	524
Viacom
6.250%, 04/30/16	125	138

Description	Face Amount (000)	Value (000)
WPP Finance UK
8.000%, 09/15/14	$749	$774
5.875%, 06/15/14	400	404
Yum! Brands
6.250%, 03/15/18	30	34

Total Consumer Discretionary		5,521

Consumer Staples [2.1%]
Avon Products
6.500%, 03/01/19	250	279
Bunge Finance
8.500%, 06/15/19	105	130
5.900%, 04/01/17	100	110
5.100%, 07/15/15	500	525
Campbell Soup
8.875%, 05/01/21	350	453
ConAgra Foods
4.950%, 08/15/20	410	448
1.900%, 01/25/18	200	198
CVS Caremark
2.750%, 12/01/22	500	472
Lorillard Tobacco
8.125%, 06/23/19	500	618
PepsiAmericas
4.875%, 01/15/15	250	259
PepsiCo
3.125%, 11/01/20	260	265
Reynolds American
6.750%, 06/15/17	100	115
WM Wrigley Jr
4.650%, 07/15/15	750	784

Total Consumer Staples		4,656

Energy [6.3%]
Boardwalk Pipelines
5.875%, 11/15/16	146	159
5.750%, 09/15/19	175	190
5.500%, 02/01/17	221	239
5.200%, 06/01/18	84	88
BP Capital Markets
3.200%, 03/11/16	100	105
3.125%, 10/01/15	145	150
Buckeye Partners
6.050%, 01/15/18	155	173
Chesapeake Energy
9.500%, 02/15/15	385	411
ConocoPhillips
5.750%, 02/01/19	290	339

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
DCP Midstream
9.750%, 03/15/19(A)	$114	$145
DCP Midstream Operating
3.250%, 10/01/15	120	124
Ecopetrol
7.625%, 07/23/19	250	300
Enbridge Energy Partners
5.875%, 12/15/16	191	212
5.350%, 12/15/14	20	21
Energy Transfer Partners
9.700%, 03/15/19	330	426
9.000%, 04/15/19	189	237
6.125%, 02/15/17	426	477
3.600%, 02/01/23	200	191
Enterprise Products Operating
6.500%, 01/31/19	140	166
3.700%, 06/01/15	125	129
EOG Resources
5.625%, 06/01/19	290	335
FMC Technologies
3.450%, 10/01/22	200	191
Husky Energy
3.950%, 04/15/22	150	154
Kinder Morgan Energy Partners
5.950%, 02/15/18	75	85
5.625%, 02/15/15	284	296
5.300%, 09/15/20	125	137
Marathon Oil
6.000%, 10/01/17	150	171
National Oilwell Varco
6.125%, 08/15/15	100	100
ONEOK Partners
2.000%, 10/01/17	155	156
Panhandle Eastern Pipe Line
7.000%, 06/15/18	396	458
Petrobras International Finance
5.875%, 03/01/18	160	171
5.750%, 01/20/20	250	261
3.875%, 01/27/16	100	103
2.875%, 02/06/15	500	506
Petrofac
3.400%, 10/10/18(A)	125	127
Plains All American Pipeline
5.875%, 08/15/16	205	223
Plains Exploration & Production
6.125%, 06/15/19	2,000	2,207
PPL Energy Supply
6.200%, 05/15/16	105	116
Puget Energy
6.000%, 09/01/21	500	576

Description	Face Amount (000)	Value (000)
Rowan
4.875%, 06/01/22	$200	$207
Sabine Pass LNG
7.500%, 11/30/16	100	111
Spectra Energy Capital
6.750%, 07/15/18	745	849
6.200%, 04/15/18	135	154
Spectra Energy Partners
4.750%, 03/15/24	125	132
Total Capital International
1.500%, 02/17/17	100	101
Transocean
7.375%, 04/15/18	494	568
6.000%, 03/15/18	500	556
Williams Partners
3.350%, 08/15/22	200	192

Total Energy		13,525

Financials [23.9%]
ACE INA Holdings
5.800%, 03/15/18	300	340
2.700%, 03/13/23	850	804
Alleghany
5.625%, 09/15/20	270	302
American Express
0.826%, 05/22/14(B)	3,000	3,008
American Express Credit, MTN
2.800%, 09/19/16	175	183
American International Group
6.400%, 12/15/20	125	149
Aon
3.500%, 09/30/15	200	208
Associates Corp of North America
6.950%, 11/01/18	150	179
Axis Specialty Finance
5.875%, 06/01/20	250	283
Bank of America
10.200%, 07/15/15	350	387
5.700%, 05/02/17	950	1,057
5.420%, 03/15/17	42	46
Bank of America, MTN
5.650%, 05/01/18	145	164
Bank of Montreal, MTN
1.450%, 04/09/18	340	335
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	179
Barclays Bank
5.125%, 01/08/20	100	112

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
BB&T, MTN
1.600%, 08/15/17	$355	$356
Bear Stearns
7.250%, 02/01/18	275	327
5.550%, 01/22/17	468	519
Berkshire Hathaway
3.000%, 02/11/23	250	246
1.550%, 02/09/18	300	299
Berkshire Hathaway Finance
1.600%, 05/15/17	440	445
BlackRock
3.500%, 12/10/14	170	174
Capital One Financial
7.375%, 05/23/14	100	101
1.500%, 03/22/18	475	465
Citigroup
6.125%, 05/15/18	140	161
5.000%, 09/15/14	503	513
4.500%, 01/14/22	2,000	2,119
CNA Financial
6.950%, 01/15/18	1,076	1,228
Commonwealth Bank of Australia, MTN
5.000%, 10/15/19(A)	150	167
Countrywide Financial, MTN
6.000%, 08/26/20(C)	313	311
Credit Suisse NY, MTN
5.300%, 08/13/19	150	170
Dresdner Bank NY
7.250%, 09/15/15	1,150	1,231
ERAC USA Finance
3.300%, 10/15/22(A)	250	240
Ford Motor Credit
4.250%, 02/03/17	2,000	2,147
1.700%, 05/09/16	1,000	1,011
Goldman Sachs Group
6.250%, 09/01/17	550	629
6.150%, 04/01/18	150	171
5.625%, 01/15/17	700	773
5.350%, 01/15/16	250	269
5.125%, 01/15/15	355	367
Goldman Sachs Group, MTN
6.000%, 06/15/20	500	574
HSBC Finance
6.676%, 01/15/21	83	97
ING Bank
3.750%, 03/07/17(A)	200	213
International Lease Finance, MTN
6.100%, 04/15/14	250	250
5.650%, 06/01/14	197	198

Description	Face Amount (000)	Value (000)
Janus Capital Group
6.700%, 06/15/17	$600	$677
Jefferies Group
8.500%, 07/15/19	1,000	1,229
6.450%, 06/08/27	100	107
5.875%, 06/08/14	733	740
5.500%, 03/15/16	1,000	1,073
JPMorgan Chase
4.250%, 10/15/20	150	160
3.375%, 05/01/23	2,500	2,366
JPMorgan Chase, MTN
5.300%, 05/15/18	150	149
Kookmin Bank
7.250%, 05/14/14(A)	100	101
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(D)	400	95
Manulife Financial
3.400%, 09/17/15	198	205
Marsh & McLennan, MTN
2.550%, 10/15/18	100	101
MetLife
6.817%, 08/15/18	3,500	4,177
5.000%, 06/15/15	175	184
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	129
Moody’s
5.500%, 09/01/20	800	885
Morgan Stanley
5.375%, 10/15/15	210	224
4.750%, 04/01/14	3,398	3,398
4.750%, 03/22/17	155	169
4.200%, 11/20/14	250	256
Morgan Stanley, MTN
6.625%, 04/01/18	100	117
6.000%, 05/13/14	1,050	1,056
6.000%, 04/28/15	600	633
5.450%, 01/09/17	100	111
NASDAQ OMX Group
5.550%, 01/15/20	1,249	1,371
National Bank of Canada, MTN
1.450%, 11/07/17	750	740
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	169
6.550%, 11/01/18	300	357
PNC Funding
4.250%, 09/21/15	325	341

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Principal Financial Group
8.875%, 05/15/19	$130	$166
3.300%, 09/15/22	200	195
Protective Life
6.400%, 01/15/18	250	276
Prudential Financial, MTN
6.200%, 01/15/15	160	167
5.375%, 06/21/20	145	164
Royal Bank of Canada, MTN
0.695%, 06/11/14(B)	125	126
Silicon Valley Bank
6.050%, 06/01/17	355	381
SLM, MTN
5.050%, 11/14/14	500	511
5.000%, 06/15/18	802	794
Sumitomo Mitsui Banking
3.150%, 07/22/15(A)	200	206
SunTrust Banks
6.000%, 09/11/17	254	289
TD Ameritrade Holding
5.600%, 12/01/19	290	332
Toyota Motor Credit, MTN
2.000%, 09/15/16	100	103
UBS, MTN
7.375%, 06/15/17	388	437
US Bancorp, MTN
1.650%, 05/15/17	345	349
Volkswagen International Finance
2.375%, 03/22/17(A)	125	128
Wells Fargo
1.500%, 01/16/18	150	149
Wells Fargo, MTN
3.625%, 04/15/15	125	129
3.450%, 02/13/23	250	243
2.625%, 12/15/16	235	245
2.100%, 05/08/17	575	589
Wells Fargo Bank
5.750%, 05/16/16	100	110
Westpac Banking, MTN
1.600%, 01/12/18	250	248
Wilmington Trust
8.500%, 04/02/18	315	375

Total Financials		51,539

Healthcare [0.6%]
Actavis
3.250%, 10/01/22	500	479
Boston Scientific
6.400%, 06/15/16	145	161

Description	Face Amount (000)	Value (000)
Express Scripts Holding
3.500%, 11/15/16	$150	$159
UnitedHealth Group
4.700%, 02/15/21	200	221
1.625%, 03/15/19	250	243

Total Healthcare		1,263

Industrials [6.9%]
Canadian National Railway
2.250%, 11/15/22	650	598
Carlisle
3.750%, 11/15/22	250	243
CNH America
7.250%, 01/15/16	388	424
Eaton
8.875%, 06/15/19	125	155
Embraer Overseas
5.696%, 09/16/23	520	539
GATX
8.750%, 05/15/14	200	202
6.000%, 02/15/18	170	192
General Electric Capital
5.300%, 02/11/21	3,500	3,936
General Electric Capital, MTN
6.000%, 08/07/19	410	481
5.625%, 09/15/17	300	341
4.375%, 09/16/20	150	163
IDEX
4.200%, 12/15/21	250	256
Johnson Controls
5.500%, 01/15/16	100	108
Joy Global
6.000%, 11/15/16	500	556
Lennox International
4.900%, 05/15/17	250	265
NuStar Logistics
8.150%, 04/15/18	250	285
4.800%, 09/01/20	200	197
Owens Corning
6.500%, 12/01/16	620	685
Penske Truck Leasing
4.875%, 07/11/22(A)	200	212
4.250%, 01/17/23(A)	300	303
3.750%, 05/11/17(A)	3,000	3,184
3.375%, 03/15/18(A)	250	260
2.500%, 03/15/16(A)	500	512
Republic Services
3.550%, 06/01/22	250	250

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Roper Industries
3.125%, 11/15/22	$200	$189
1.850%, 11/15/17	250	251
Xylem
3.550%, 09/20/16	200	211

Total Industrials		14,998

Information Technology [4.4%]
Arrow Electronics
6.875%, 06/01/18	400	455
Avnet
6.625%, 09/15/16	128	143
Fidelity National Information Services
7.875%, 07/15/20	140	151
Fiserv
3.500%, 10/01/22	250	244
Hewlett-Packard
4.750%, 06/02/14	850	856
4.650%, 12/09/21	150	159
1.550%, 05/30/14	920	921
KLA-Tencor
6.900%, 05/01/18	200	234
Lexmark International
5.125%, 03/15/20	2,250	2,351
Nokia
5.375%, 05/15/19	950	1,000
Texas Instruments
1.650%, 08/03/19	295	285
Western Union
5.253%, 04/01/20	2,000	2,170
Xerox
8.250%, 05/15/14	473	477

Total Information Technology		9,446

Materials [8.2%]
Airgas
2.900%, 11/15/22	250	233
Alcoa
6.750%, 07/15/18	700	798
6.150%, 08/15/20	200	218
5.720%, 02/23/19	385	418
AngloGold Ashanti Holdings
5.375%, 04/15/20	1,317	1,313
ArcelorMittal
10.350%, 06/01/19	200	253
9.500%, 02/15/15	400	427
6.125%, 06/01/18	800	877

Description	Face Amount (000)	Value (000)
Avery Dennison
5.375%, 04/15/20	$405	$418
Cabot
5.000%, 10/01/16	300	327
Glencore Canada
6.000%, 10/15/15	1,192	1,278
5.500%, 06/15/17	1,010	1,107
Glencore Funding
4.125%, 05/30/23(A)	150	143
1.700%, 05/27/16(A)	1,500	1,505
1.604%, 04/15/14	2,000	1,994
International Paper
7.950%, 06/15/18	130	159
Kinross
5.125%, 09/01/21	303	300
Rio Tinto Finance USA
8.950%, 05/01/14	100	101
6.500%, 07/15/18	100	118
3.500%, 03/22/22	4,000	4,001
RPM International
6.125%, 10/15/19	150	170
3.450%, 11/15/22	250	235
Southern Copper
6.375%, 07/27/15	380	403
Vale Canada
5.700%, 10/15/15	100	107
Vale Overseas
5.625%, 09/15/19	505	558
Worthington Industries
6.500%, 04/15/20	250	267

Total Materials		17,728

REITs [7.1%]
American Tower
3.400%, 02/15/19	2,100	2,152
BioMed Realty
3.850%, 04/15/16	500	526
Boston Properties
5.875%, 10/15/19	140	162
CommonWealth REIT
6.650%, 01/15/18	300	327
5.875%, 09/15/20	105	111
DDR
4.625%, 07/15/22	250	262
Equity One
3.750%, 11/15/22	250	241
HCP
6.000%, 03/01/15	215	225
6.000%, 01/30/17	350	394
2.625%, 02/01/20	175	171

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
HCP, MTN
6.300%, 09/15/16	$462	$519
Health Care REIT
5.875%, 05/15/15	268	283
4.950%, 01/15/21	155	168
Healthcare Realty Trust
6.500%, 01/17/17	250	282
Highwoods Realty
3.625%, 01/15/23	200	189
Liberty Property, MTN
7.500%, 01/15/18	177	208
National Retail Properties
6.875%, 10/15/17	300	348
3.800%, 10/15/22	350	345
Post Apartment Homes
3.375%, 12/01/22	200	190
Prologis
6.875%, 03/15/20	101	120
3.350%, 02/01/21	2,200	2,176
Realty Income
5.950%, 09/15/16	129	143
3.250%, 10/15/22	200	191
Senior Housing Properties Trust
6.750%, 12/15/21	500	564
4.300%, 01/15/16	500	520
Simon Property Group
6.100%, 05/01/16	600	657
5.750%, 12/01/15	408	437
2.200%, 02/01/19	2,800	2,792
2.150%, 09/15/17	350	358
Tanger Properties
6.150%, 11/15/15	115	125
Washington Real Estate Investment Trust
3.950%, 10/15/22	250	244

Total REITs		15,430

Shipping & Transportation [0.5%]
Burlington Northern Santa Fe
3.000%, 03/15/23	250	236
Federal Express 1998 Pass-Through Trust
7.020%, 01/15/16	382	402
Union Pacific
4.875%, 01/15/15	400	414

Total Shipping & Transportation		1,052

Description	Face Amount (000)	Value (000)
Telecommunication Services [4.8%]
America Movil
5.750%, 01/15/15	$186	$193
1.234%, 06/12/14(B)	3,000	3,033
AT&T
5.600%, 05/15/18	310	352
CenturyLink
6.450%, 06/15/21	355	382
5.800%, 03/15/22	250	256
COX Communications
7.250%, 11/15/15	231	254
COX Communications, MTN
6.850%, 01/15/18	224	255
Deutsche Telekom International Finance BV
8.750%, 06/15/30	75	108
6.000%, 07/08/19	50	59
New Cingular Wireless Services
8.750%, 03/01/31	75	109
Qwest
6.500%, 06/01/17	100	113
Telecom Italia Capital
6.175%, 06/18/14	1,375	1,389
Telefonica Emisiones SAU
6.421%, 06/20/16	275	304
6.221%, 07/03/17	286	324
5.462%, 02/16/21	115	126
5.134%, 04/27/20	300	324
4.949%, 01/15/15	764	788
3.992%, 02/16/16	500	524
3.729%, 04/27/15	400	412
Verizon Communications
2.500%, 09/15/16	1,000	1,035

Total Telecommunication Services		10,340

Utilities [4.2%]
AmeriGas Partners
6.500%, 05/20/21	477	509
Arizona Public Service
6.250%, 08/01/16	44	49
British Transco Finance
6.625%, 06/01/18	128	150
Cleveland Electric Illuminating
7.880%, 11/01/17	10	12
5.700%, 04/01/17	6	6
Commonwealth Edison
4.700%, 04/15/15	250	260
Duke Energy Progress
5.150%, 04/01/15	80	84

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Entergy Mississippi
6.640%, 07/01/19	$540	$623
4.950%, 06/01/18	39	39
Entergy Texas
7.125%, 02/01/19	190	224
Exelon Generation
6.200%, 10/01/17	2,125	2,401
5.200%, 10/01/19	150	164
4.250%, 06/15/22	100	101
Jersey Central Power & Light
5.625%, 05/01/16	265	287
KeySpan
8.000%, 11/15/30	50	67
Korea Electric Power
6.750%, 08/01/27	75	91
National Fuel Gas
4.900%, 12/01/21	500	534
National Grid
6.300%, 08/01/16	270	302
Nisource Capital Markets, MTN
7.860%, 03/27/17	163	186
Nisource Finance
5.400%, 07/15/14	266	270
Northern Indiana Public Service, MTN
7.590%, 06/12/17	440	503
ONEOK
4.250%, 02/01/22	294	282
Pennsylvania Electric
6.625%, 04/01/19	15	17
PPL Energy Supply
5.700%, 10/15/15	75	80
Puget Energy
5.625%, 07/15/22	250	285
Puget Sound Energy, MTN
6.740%, 06/15/18	57	67
Southwestern Electric Power
5.875%, 03/01/18	581	653
3.550%, 02/15/22	500	503
Southwestern Public Service
8.750%, 12/01/18	250	320
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	102
Xcel Energy
5.613%, 04/01/17	10	11

Total Utilities		9,182

Total Corporate Bonds
(Cost $150,953)		154,680

Description	Face Amount (000)/Shares	Value (000)
U.S. Government Agency Obligations [9.5%]
FFCB
3.600%, 05/14/32	$200	$182
FHLB
3.480%, 03/25/33	990	886
3.400%, 10/04/32	279	250
3.100%, 07/09/26	538	492
3.070%, 10/15/27	110	99
FHLMC
1.750%, 05/30/19	3,000	2,973
1.000%, 09/29/17	660	655
FNMA
5.000%, 03/15/16	5,700	6,206
2.375%, 07/28/15	820	843
1.875%, 09/18/18	150	152
1.625%, 11/27/18	6,000	5,976
1.375%, 11/15/16	460	467
1.125%, 04/27/17	470	472
0.875%, 05/21/18	350	340
0.625%, 10/30/14	570	572

Total U.S. Government Agency Obligations
(Cost $20,806)		20,565

Municipal Bonds [3.7%]
California [1.9%]
California State, Department of Water Resources, Ser L, RB
Callable 05/01/20 @ 100
5.000%, 05/01/21	3,460	4,042

Florida [1.8%]
Florida State, Hurricane Catastrophe Fund Finance, Ser A, RB
2.107%, 07/01/18	3,870	3,889

Total Municipal Bonds
(Cost $7,947)		7,931

Preferred Stock [3.4%]
Financials [1.2%]
BB&T	10,000	224
Citigroup	10,000	229
Goldman Sachs Group	25,000	576
HSBC Holdings	30,000	809
JPMorgan Chase	20,000	437
Prudential Financial	10,000	236

Total Financials		2,511

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Shares/ Face Amount (000)	Value (000)
Industrials [0.3%]
Pitney Bowes	10,000	$254
Stanley Black & Decker	20,000	479

Total Industrials		733

REITs [1.4%]
Digital Realty Trust	10,000	229
Kimco Realty	10,000	208
National Retail Properties	20,000	485
Realty Income	20,000	504
Senior Housing Properties Trust	52,500	1,147
Vornado Realty Trust	20,000	434

Total REITs		3,007

Telecommunication Services [0.3%]
Telephone & Data Systems	30,000	660

Utilities [0.2%]
SCE Trust I	20,000	455

Total Preferred Stock
(Cost $7,904)		7,366

U.S. Government Mortgage-Backed Obligations [3.4%]
FHLMC, Pool 1B2677
2.525%, 04/01/14(B)	$8	8
FHLMC, Pool 1B2683
2.522%, 04/01/14(B)	5	6
FHLMC, Pool 1B2692
2.375%, 04/01/14(B)	13	14
FHLMC, Pool A93505
4.500%, 08/01/40	57	61
FHLMC, Pool A93996
4.500%, 09/01/40	83	88
FHLMC, Pool C03490
4.500%, 08/01/40	432	461
FHLMC, Pool C09015
3.000%, 10/01/42	251	242
FHLMC, Pool C20300
6.500%, 01/01/29	4	5
FHLMC, Pool E01280
5.000%, 12/01/17	6	6
FHLMC, Pool G02940
5.500%, 05/01/37	20	22
FHLMC, Pool G04222
5.500%, 04/01/38	30	33
FHLMC, Pool G04913
5.000%, 03/01/38	105	114

Description	Face Amount (000)	Value (000)
FHLMC, Pool G08003
6.000%, 07/01/34	$25	$28
FHLMC, Pool G11431
6.000%, 04/01/14	4	4
FHLMC, Pool G11880
5.000%, 12/01/20	20	21
FHLMC, Pool G18124
6.000%, 04/01/14	15	16
FHLMC, Pool J19197
3.000%, 05/01/27	193	198
FHLMC, Pool Q08998
3.500%, 06/01/42	219	220
FHLMC, Pool Q10378
3.000%, 08/01/42	241	233
FHLMC, Ser 2004-2804, Cl VC
5.000%, 07/15/21	106	114
FHLMC Multifamily Structured Pass Through Certificates, Ser K003, Cl A4
5.053%, 01/25/19	150	168
FHLMC Multifamily Structured Pass Through Certificates, Ser K704, Cl A2
2.412%, 08/25/18	400	410
FHLMC Multifamily Structured Pass Through Certificates, Ser K705, Cl A2
2.303%, 09/25/18	200	203
FHLMC Multifamily Structured Pass Through Certificates, Ser K708, Cl A2
2.130%, 01/25/19	300	302
FNMA, Pool 252570
6.500%, 07/01/29	7	8
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	2	3
FNMA, Pool 254545
5.000%, 12/01/17	16	17
FNMA, Pool 254685
5.000%, 04/01/18	14	15
FNMA, Pool 254949
5.000%, 11/01/33	19	20
FNMA, Pool 255814
5.500%, 08/01/35	36	40
FNMA, Pool 303168
9.500%, 02/01/25	3	3
FNMA, Pool 725424
5.500%, 04/01/34	29	33

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
FNMA, Pool 735060
6.000%, 11/01/34	$19	$21
FNMA, Pool 735228
5.500%, 02/01/35	16	18
FNMA, Pool 735230
5.500%, 02/01/35	39	43
FNMA, Pool 745275
5.000%, 02/01/36	159	173
FNMA, Pool 745418
5.500%, 04/01/36	188	209
FNMA, Pool 827223
2.215%, 04/01/14(B)	75	78
FNMA, Pool 844809
5.000%, 11/01/35	80	87
FNMA, Pool AD0454
5.000%, 11/01/21	45	48
FNMA, Pool AD8522
4.000%, 08/01/40	58	60
FNMA, Pool AE0828
3.500%, 02/01/41	410	413
FNMA, Pool AE0949
4.000%, 02/01/41	419	435
FNMA, Pool AH0621
3.500%, 01/01/41	100	101
FNMA, Pool AJ1407
4.000%, 09/01/41	93	97
FNMA, Pool AJ7689
4.000%, 12/01/41	296	308
FNMA, Pool AK0971
3.000%, 02/01/27	181	186
FNMA, Pool AO2970
3.000%, 05/01/42	228	220
FNMA, Pool AO4137
3.500%, 06/01/42	238	240
FNMA, Pool MA1277
2.500%, 12/01/27	168	168
FNMA REMIC Trust, Ser 2004-W6, Cl 1A6
5.500%, 07/25/34	106	111
GNMA, Pool 780315
9.500%, 12/15/17	3	3
GNMA, Pool G2 4696
4.500%, 05/20/40	207	224
GNMA, Pool G2 4747
5.000%, 07/20/40	79	87
GNMA, Pool G2 4923
4.500%, 01/20/41	112	121
GNMA, Pool G2 MA0155
4.000%, 06/20/42	274	288

Description	Face Amount (000)	Value (000)
GNMA, Pool G2 MA0392
3.500%, 09/20/42	$279	$285
NCUA Guaranteed Notes Trust, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	233
NCUA Guaranteed Notes Trust, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	44	44

Total U.S. Government Mortgage-Backed Obligations
(Cost $7,349)		7,418

U.S. Treasury Obligations [3.1%]
U.S. Treasury Bond
6.250%, 08/15/23	550	718
U.S. Treasury Note
2.750%, 02/15/19	845	887
2.625%, 11/15/20	425	436
2.375%, 07/31/17	1,010	1,052
1.750%, 10/31/18	610	614
1.250%, 04/30/19	2,375	2,315
0.875%, 07/31/19	815	774

Total U.S. Treasury Obligations
(Cost $6,913)		6,796

Asset-Backed Securities [1.9%]
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.405%, 04/15/14(B)	575	578
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	121	129
BT SPE (Acquired 07/06/11, Acquisition Cost $1,102,589)
9.250%, 06/06/16(E) (F) (G)	1,011	953
Cityscape Home Equity Loan Trust Series, Ser 1997-C, Cl A4
7.000%, 07/25/28(D) (F)	5	—
Conseco Financial, Ser 1997-7, Cl A6
6.760%, 07/15/28	32	33
Contimortgage Home Equity Loan Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	—	—
GMACM Mortgage Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	33	33

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A2
0.530%, 03/15/16	$2,241	$2,243
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 04/01/14(B)	9	9
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	34	34

Total Asset-Backed Securities
(Cost $4,072)		4,012

Commercial Mortgage-Backed Obligations [1.1%]
Bear Stearns Commercial Mortgage Securities Trust, Ser PWR9, Cl A4A
4.871%, 09/11/42	200	209
CD 2005-CD1 Commercial Mortgage Trust, Ser CD1, Cl A4
5.219%, 04/01/14(B)	199	209
Commercial Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/44(B)	274	286
Commercial Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 04/01/14	125	123
Credit Suisse First Boston Mortgage Securities, Ser C5, Cl A4
5.100%, 08/15/38(B)	274	284
GS Mortgage Securities II, Ser GCJ9, Cl A3
2.773%, 11/10/45	275	262
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB12, Cl A4
4.895%, 09/12/37	275	286
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/01/14	150	144
Morgan Stanley Bank of America Merrill Lynch Trust, Ser C6, Cl A4
2.858%, 11/15/45	275	264

Description	Face Amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust Series, Ser C22, Cl A4
5.291%, 04/01/14(B)	$250	$265

Total Commercial Mortgage-Backed Obligations
(Cost $2,388)		2,332

Foreign Government Bonds [0.2%]
Mexico Government International Bond, MTN
5.125%, 01/15/20	100	111
Province of Newfoundland and Labrador Canada
7.320%, 10/13/23	100	129
Province of Quebec Canada, MTN
7.380%, 04/09/26(C)	100	131

Total Foreign Government Bonds
(Cost $363)		371

Certificate of Deposit [0.1%]
Swiss Bank
7.375%, 07/15/15	175	189

Total Certificate of Deposit
(Cost $180)		189

Residential Mortgage-Backed Securities [0.1%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	35	36
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	10	11
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	17	17
WaMu Mortgage Pass-Through Certificates Series Trust, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	53	54

Total Residential Mortgage-Backed Securities
(Cost $114)		118

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Convertible Bond [0.0%]
Information Technology [0.0%]
Advanced Micro Devices
8.125%, 12/15/17	$61	$64

Total Convertible Bond
(Cost $62)		64

Short-Term Investments [0.8%]
City National Rochdale Government Money Market Fund, 0.010%*†	129,763	130
SEI Daily Income Trust Government Fund, Cl A, 0.010%*	1,698,015	1,698

Total Short-Term Investments
(Cost $1,828)		1,828

Total Investments [98.9%]
(Cost $210,879)		$213,670

Percentages are based on Net Assets of $216,066 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $7,677 (000), representing 3.6% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(C)	Step Bond — The rate reported is the rate in effect on March 31, 2014. The coupon on a step bond changes on a specific date.

(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(E)
Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2014 was $953 (000) and represented 0.4% of the net assets of the Fund.

(F)	Security is considered illiquid. The total market value of such securities as of March 31, 2014 was $953 (000) and represented 0.4% of the net assets of the Fund.

(G)	Security is considered restricted. The total market value of such securities as of March 31, 2014 was $953 (000) and represented 0.4% of the net assets of the Fund.

Cl — Class

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

NCUA — National Credit Union Administration

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPE — Special Purpose Entity

Amounts designated as “—” are either $0 or have been rounded to $0.

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$154,680	$—	$154,680
U.S. Government Agency Obligations	—	20,565	—	20,565
Municipal Bonds	—	7,931	—	7,931
Preferred Stock	4,551	2,815	—	7,366
U.S. Government Mortgage-Backed Obligations	—	7,418	—	7,418
U.S. Treasury Obligations	—	6,796	—	6,796
Asset-Backed Securities	—	3,059	953	4,012
Commercial Mortgage-Backed Obligations	—	2,332	—	2,332
Foreign Government Bonds	—	371	—	371
Certificate of Deposit	—	189	—	189
Residential Mortgage-Backed Securities	—	118	—	118
Convertible Bond	—	64	—	64
Short-Term Investments	1,828	—	—	1,828
Total Investments in Securities	$6,379	$206,338	$953	$213,670

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund (concluded)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2014:

Investments in Asset-Backed Securities
Beginning balance as of October 1, 2013	$1,158
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	13
Purchases	—
Sales/paydowns	(218)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2014	$953
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$13

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2014 (000)	Valuation Techniques
BT SPE	$953	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2014, there have been no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements. financial statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [50.5%]
Advertising Sales [0.1%]
CBS Outdoor Americas Capital
5.625%, 02/15/24(A)	$100	$103
5.250%, 02/15/22(A)	125	128
Lamar Media
5.875%, 02/01/22	525	556
5.375%, 01/15/24(A)	475	487
5.000%, 05/01/23	450	450

Total Advertising Sales		1,724

Aerospace & Defense [0.5%]
Accudyne Industries Borrower
7.750%, 12/15/20(A)	1,425	1,535
BE Aerospace
5.250%, 04/01/22	1,050	1,080
Guanay Finance
6.000%, 12/15/20	1,450	1,530
TransDigm
7.750%, 12/15/18	1,875	2,011
7.500%, 07/15/21	100	111

Total Aerospace & Defense		6,267

Applications Software [0.2%]
Emdeon
11.000%, 12/31/19	1,075	1,246
Nuance Communications
5.375%, 08/15/20(A)	800	796

Total Applications Software		2,042

Description	Face Amount (000)	Value (000)
Auto Rent & Lease [0.4%]
Hertz
6.750%, 04/15/19	$825	$884
6.250%, 10/15/22	1,025	1,097
United Rentals North America
8.375%, 09/15/20	675	748
7.625%, 04/15/22	300	336
6.125%, 06/15/23	575	610
5.750%, 11/15/24	175	176

Total Auto Rent & Lease		3,851

Auto/Trk Prts and Equip-Repl [0.2%]
Allison Transmission
7.125%, 05/15/19(A)	650	700
Exide Technologies
8.625%, 02/01/18(B)	375	285
IDQ Holdings
11.500%, 04/01/17(A)	450	489
JB Poindexter
9.000%, 04/01/22(A)	550	588
UCI International
8.625%, 02/15/19	1,575	1,528

Total Auto/Trk Prts and Equip-Repl		3,590

Automotive [0.1%]
Chrysler Group
8.250%, 06/15/21	675	764
Jaguar Land Rover Automotive
8.125%, 05/15/21(A)	625	709
5.625%, 02/01/23(A)	325	339

Total Automotive		1,812

Autoparts [0.8%]
Affinia Group
7.750%, 05/01/21	1,025	1,107
American Axle & Manufacturing
7.750%, 11/15/19	1,225	1,415
6.625%, 10/15/22	300	325
6.250%, 03/15/21	275	293
5.125%, 02/15/19	500	521
International Automotive Components Group
9.125%, 06/01/18(A)	625	659
Lear
4.750%, 01/15/23(A)	1,075	1,048

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Schaeffler Finance BV
8.500%, 02/15/19(A)	$1,150	$1,284
4.750%, 05/15/21(A)	625	639
Schaeffler Holding Finance BV
6.875%, 08/15/18(A)	850	904
Stackpole International Intermediate
7.750%, 10/15/21(A)	1,150	1,232
Tenneco
6.875%, 12/15/20	275	302
Titan International
6.875%, 10/01/20(A)	325	345
Tomkins
9.000%, 10/01/18	461	495

Total Autoparts		10,569

Banks [4.8%]
Alfa Bank Via Alfa Bond Issuance
7.500%, 09/26/19	1,800	1,791
Alliance Bank JSC
22.844%, 03/25/20(I) (J)	7,034	1,126
10.500%, 03/25/17(I)	137	60
10.014%, 03/25/20(A)(I) (J)	1,838	294
Banco BMG
8.000%, 04/15/18	1,000	1,009
Banco de Reservas de la Republica Dominicana
7.000%, 02/01/23(I)	133	125
Banco do Brasil, MTN
3.750%, 07/25/18	1,000	1,412
Bank of Georgia JSC, MTN
7.750%, 07/05/17	4,100	4,371
Bank of Moscow Via Kuznetski Capital
6.020%, 05/10/17(C) (D)	4,033	3,952
CIT Group
6.625%, 04/01/18(A)	325	364
5.375%, 05/15/20	225	241
5.250%, 03/15/18	1,050	1,129
5.000%, 08/01/23	1,175	1,202
4.750%, 02/15/15(A)	225	231
4.250%, 08/15/17	175	183
CorpGroup Banking
6.750%, 03/15/23	2,000	1,955
Credit Bank of Moscow Via CBOM Finance
8.700%, 11/13/18	500	460
Credit Europe Bank
8.000%, 01/24/23(C)	2,400	2,376

Description	Face Amount (000)	Value (000)
East and South African Development Bank
6.375%, 12/06/18	$3,000	$3,154
Eastern and Southern African Trade and Development Bank
6.375%, 12/06/18	1,500	1,581
Halyk Savings Bank of Kazakhstan JSC
7.250%, 05/03/17	6,000	6,381
Home Credit & Finance Bank OOO Via Eurasia Capital
9.375%, 04/24/20(C)	3,000	2,745
Kaspi Bank JSC
9.875%, 10/28/16	3,000	3,053
Kazkommertsbank JSC
6.765%, 07/27/16(C) (D)	4,000	3,520
NDR Finance
8.000%, 06/22/17(C)(I)	721	505
Nomos Bank Via Nomos Capital
10.000%, 04/26/19	1,800	1,777
Renaissance Capital Via Renaissance Consumer Funding
13.500%, 06/21/18	2,124	2,060
Russian Agricultural Bank Via RSHB Capital
6.000%, 06/03/21(C)	4,000	3,910
Russian Standard Bank Via Russian Standard Finance, MTN
10.750%, 04/10/18	1,500	1,410
Sberbank of Russia Via SB Capital
5.500%, 02/26/24(C)	2,000	1,872
Tinkoff Credit Systems Via TCS Finance, MTN
14.000%, 06/06/18	3,550	3,612
Turkiye Vakiflar Bankasi Tao
5.750%, 04/24/17	500	515
Yapi ve Kredi Bankasi
5.500%, 12/06/22	500	440

Total Banks		58,816

Beauty Products [0.1%]
First Quality Finance
4.625%, 05/15/21(A)	950	924

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Broadcasting & Cable [1.3%]
AMC Networks
7.750%, 07/15/21	$600	$676
4.750%, 12/15/22	200	199
Anixter
5.625%, 05/01/19	600	639
CCO Holdings
8.125%, 04/30/20	50	55
7.375%, 06/01/20	300	328
6.625%, 01/31/22	650	695
5.750%, 09/01/23	525	521
5.750%, 01/15/24	250	248
5.250%, 03/15/21	675	680
5.125%, 02/15/23	825	794
Cequel Communications Holdings I
6.375%, 09/15/20(A)	850	888
5.125%, 12/15/21(A)	400	396
Clear Channel Communications
9.000%, 03/01/21	2,650	2,766
Clear Channel Worldwide Holdings
7.625%, 03/15/20	750	809
6.500%, 11/15/22	1,850	1,977
Crown Media Holdings
10.500%, 07/15/19	1,100	1,246
DISH DBS
5.875%, 07/15/22	2,425	2,589
5.000%, 03/15/23	100	101
Gray Television
7.500%, 10/01/20	1,000	1,085
Unitymedia Hessen GmbH & KG
5.500%, 01/15/23(A)	525	535

Total Broadcasting & Cable		17,227

Building & Construction [0.9%]
Allegion US Holding
5.750%, 10/01/21(A)	550	579
Building Materials Corp of America
7.500%, 03/15/20(A)	100	108
6.750%, 05/01/21(A)	575	624
CPG Merger Sub
8.000%, 10/01/21(A)	825	879
Dynacast International
9.250%, 07/15/19	775	862
Grupo Cementos de Chihuahua
8.125%, 02/08/20	700	756

Description	Face Amount (000)	Value (000)
Interline Brands
10.000%, 11/15/18(E)	$1,350	$1,468
Masonite International
8.250%, 04/15/21(A)	925	1,021
MasTec
4.875%, 03/15/23	250	245
Nortek
8.500%, 04/15/21	1,700	1,900
Ply Gem Industries
6.500%, 02/01/22(A)	900	909
Reliance Intermediate Holdings
9.500%, 12/15/19(A)	300	327
Roofing Supply Group
10.000%, 06/01/20(A)	775	866
USG
7.875%, 03/30/20(A)	250	279
5.875%, 11/01/21(A)	650	692

Total Building & Construction		11,515

Building-Heavy Construct [0.2%]
Odebrecht Offshore Drilling Finance
6.750%, 10/01/22	1,946	2,019

Business Services [0.1%]
CoreLogic
7.250%, 06/01/21	775	839

Chemicals [0.9%]
Ashland
4.750%, 08/15/22	950	932
Axiall
4.875%, 05/15/23(A)	100	98
Celanese US Holdings
4.625%, 11/15/22	375	369
Eagle Spinco
4.625%, 02/15/21(A)	175	173
EuroChem Mineral & Chemical via EuroChem GI
5.125%, 12/12/17(A)	1,000	975
Fufeng Group
7.625%, 04/13/16	4,000	4,105
Hexion US Finance
9.000%, 11/15/20	650	644
8.875%, 02/01/18	1,625	1,690
Huntsman International
8.625%, 03/15/20	150	165
8.625%, 03/15/21	425	476
4.875%, 11/15/20	650	654

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
OMNOVA Solutions
7.875%, 11/01/18	$900	$961

Total Chemicals		11,242

Circuit Boards [0.0%]
Viasystems
7.875%, 05/01/19(A)	425	458

Coatings/Paint [0.1%]
US Coatings Acquisition
7.375%, 05/01/21(A)	1,300	1,414

Commercial Serv-Finance [0.5%]
Igloo Holdings
8.250%, 12/15/17(A) (E)	1,575	1,586
Interactive Data
10.250%, 08/01/18	625	673
Lender Processing Services
5.750%, 04/15/23	850	906
TransUnion Holding
9.625%, 06/15/18	1,200	1,275
8.125%, 06/15/18	475	499

Total Commercial Serv-Finance		4,939

Commercial Services [0.4%]
BC Luxco 1
7.375%, 01/29/20	5,000	5,044

Computer Graphics [0.2%]
Epicor Software
8.625%, 05/01/19	1,675	1,832
Southern Graphics
8.375%, 10/15/20(A)	1,050	1,116

Total Computer Graphics		2,948

Computer System Design & Services [0.4%]
Compiler Finance Sub
7.000%, 05/01/21(A)	900	907
NCR
5.875%, 12/15/21(A)	400	421
5.000%, 07/15/22	800	801
4.625%, 02/15/21	250	251
NCR Escrow
6.375%, 12/15/23(A)	525	558

Description	Face Amount (000)	Value (000)
SunGard Data Systems
7.625%, 11/15/20	$575	$630
7.375%, 11/15/18	25	27
6.625%, 11/01/19	650	687

Total Computer System Design & Services		4,282

Computers-Memory Devices [0.1%]
Seagate HDD Cayman
7.000%, 11/01/21	300	335
6.875%, 05/01/20	150	163
4.750%, 06/01/23(A)	1,225	1,210

Total Computers-Memory Devices		1,708

Consumer Products & Services [0.8%]
Libbey Glass
6.875%, 05/15/20	1,080	1,180
Prestige Brands
8.125%, 02/01/20	475	533
5.375%, 12/15/21(A)	525	537
Serta Simmons Holdings
8.125%, 10/01/20(A)	1,825	2,005
ServiceMaster
7.450%, 08/15/27	225	215
7.100%, 03/01/18	475	475
7.000%, 08/15/20	2,250	2,382
Spectrum Brands
6.750%, 03/15/20	1,000	1,084

Total Consumer Products & Services		8,411

Containers & Packaging [1.4%]
Ardagh Packaging Finance
9.125%, 10/15/20(A)	2,200	2,452
6.750%, 01/31/21(A)	200	209
Ball
5.000%, 03/15/22	450	461
4.000%, 11/15/23	825	771
Berry Plastics
9.500%, 05/15/18	1,025	1,084
Beverage Packaging Holdings Luxembourg II
6.000%, 06/15/17(A)	325	336
5.625%, 12/15/16(A)	300	308
BOE Merger
9.500%, 11/01/17(A) (E)	825	875
BWAY Holding
10.000%, 06/15/18	425	453

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Crown Americas
4.500%, 01/15/23	$650	$621
Greif
7.750%, 08/01/19	725	830
Pactiv
7.950%, 12/15/25	200	206
Reynolds Group Issuer
9.875%, 08/15/19	1,950	2,179
8.250%, 02/15/21	2,575	2,810
5.750%, 10/15/20	1,350	1,414
Sealed Air
8.375%, 09/15/21(A)	875	1,007
6.500%, 12/01/20(A)	725	799

Total Containers & Packaging		16,815

Data Processing/Mgmt [0.5%]
Audatex North America
6.125%, 11/01/23(A)	175	186
6.000%, 06/15/21(A)	1,100	1,174
First Data
11.250%, 01/15/21	375	428
8.750%, 01/15/22(A) (E)	4,225	4,616

Total Data Processing/Mgmt		6,404

Dialysis Centers [0.1%]
DaVita HealthCare Partners
5.750%, 08/15/22	875	931

Distribution/Wholesale [0.4%]
American Builders & Contractors Supply
5.625%, 04/15/21(A)	675	699
DH Services Luxembourg Sarl
7.750%, 12/15/20(A)	1,350	1,441
VWR Funding
7.250%, 09/15/17	1,875	2,016

Total Distribution/Wholesale		4,156

Drugs [0.3%]
Grifols Worldwide Operations
5.250%, 04/01/22(A)	425	434
Valeant Pharmaceuticals International
5.625%, 12/01/21(A)	425	447

Description	Face Amount (000)	Value (000)
VPII Escrow
7.500%, 07/15/21(A)	$2,375	$2,672

Total Drugs		3,553

E-Commerce/Services [0.2%]
IAC
4.875%, 11/30/18	925	966
4.750%, 12/15/22	1,250	1,223

Total E-Commerce/Services		2,189

Educational Software [0.2%]
Blackboard
7.750%, 11/15/19(A)	675	707
SSI Investments II
11.125%, 06/01/18	1,450	1,546

Total Educational Software		2,253

Electric Utilities [0.3%]
Calpine
6.000%, 01/15/22(A)	150	158
Energy Future Intermediate Holding
10.000%, 12/01/20	900	947
6.875%, 08/15/17(A)	525	537
NRG Energy
8.250%, 09/01/20	575	631
7.875%, 05/15/21	875	963
7.625%, 01/15/18	150	168
6.625%, 03/15/23	400	415

Total Electric Utilities		3,819

Electronic Parts Distrib [0.1%]
Rexel
6.125%, 12/15/19(A)	1,275	1,342

Energy [0.1%]
CGG
9.500%, 05/15/16	47	48
6.500%, 06/01/21	1,150	1,167

Total Energy		1,215

Enterprise Software/Serv [0.5%]
BMC Software Finance
8.125%, 07/15/21(A)	1,700	1,789

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Eagle Midco
9.000%, 06/15/18(A)	$750	$787
Infor US
11.500%, 07/15/18	550	637
9.375%, 04/01/19	1,225	1,380
Sophia
9.750%, 01/15/19(A)	1,275	1,415

Total Enterprise Software/Serv		6,008

Entertainment & Gaming [1.2%]
Affinity Gaming
9.000%, 05/15/18	775	829
Ameristar Casinos
7.500%, 04/15/21	725	785
Chester Downs & Marina
9.250%, 02/01/20(A)	775	771
Churchill Downs
5.375%, 12/15/21(A)	300	306
Cinemark USA
7.375%, 06/15/21	375	416
5.125%, 12/15/22	300	300
GLP Capital
5.375%, 11/01/23(A)	350	359
4.875%, 11/01/20(A)	600	616
MGM Resorts International
8.625%, 02/01/19	400	479
7.750%, 03/15/22	1,625	1,885
6.750%, 10/01/20	250	277
5.250%, 03/31/20	350	360
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	1,150	1,282
Penn National Gaming
5.875%, 11/01/21(A)	1,275	1,253
Pinnacle Entertainment
7.750%, 04/01/22	600	647
PNK Finance
6.375%, 08/01/21(A)	400	416
Regal Entertainment Group
5.750%, 03/15/22	500	515
Seminole Hard Rock Entertainment
5.875%, 05/15/21(A)	1,450	1,461
Seminole Indian Tribe of Florida
7.804%, 10/01/20(A)	640	707
Station Casinos
7.500%, 03/01/21	1,075	1,162

Total Entertainment & Gaming		14,826

Description	Face Amount (000)	Value (000)
Entertainment Software [0.1%]
Activision Blizzard
6.125%, 09/15/23(A)	$625	$680
5.625%, 09/15/21(A)	150	161

Total Entertainment Software		841

Financial Services [0.8%]
Ally Financial
8.300%, 02/12/15	275	291
7.500%, 09/15/20	275	327
6.250%, 12/01/17	1,400	1,563
5.500%, 02/15/17	1,075	1,166
4.750%, 09/10/18	1,150	1,216
2.750%, 01/30/17	600	606
Astana Finance BV
9.000%, 11/16/11(B)(I)	3,000	382
Astana Finance BV, MTN
7.875%, 06/08/10(B)(I)	250	44
Credito Real
7.500%, 03/13/19	500	508
General Motors Financial
4.250%, 05/15/23	300	296
International Lease Finance
8.750%, 03/15/17	625	734
5.875%, 08/15/22	1,025	1,084
4.625%, 04/15/21	1,775	1,775
SLM, MTN
4.875%, 06/17/19	350	355

Total Financial Services		10,347

Firearms and Ammunition [0.1%]
FGI Operating Company
7.875%, 05/01/20	925	984

Food, Beverage & Tobacco [2.4%]
ARAMARK
5.750%, 03/15/20	1,350	1,426
B&G Foods
4.625%, 06/01/21	425	420
Bertin
10.250%, 10/05/16	3,365	3,786
Constellation Brands
6.000%, 05/01/22	975	1,078
Darling International
5.375%, 01/15/22(A)	550	565
Del Monte
7.625%, 02/15/19	1,106	1,152

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Hawk Acquisition Sub
4.250%, 10/15/20(A)	$1,775	$1,746
JBS
10.500%, 08/04/16	500	561
Marfrig Holding Europe BV
9.875%, 07/24/17	3,000	3,131
Marfrig Overseas
9.500%, 05/04/20	500	502
MHP
8.250%, 04/02/20	2,600	2,236
Michael Foods Group
9.750%, 07/15/18	850	907
Michael Foods Holding
8.500%, 07/15/18(A) (E)	1,800	1,881
Minerva Luxembourg
7.750%, 01/31/23	4,300	4,403
Pinnacle Foods Finance
4.875%, 05/01/21	1,675	1,637
Shearer’s Foods
9.000%, 11/01/19(A)	650	710
Smithfield Foods
7.750%, 07/01/17	425	493
6.625%, 08/15/22	1,275	1,377
Sun Merger Sub
5.875%, 08/01/21(A)	600	623
5.250%, 08/01/18(A)	75	78

Total Food, Beverage & Tobacco		28,712

Food-Canned [0.0%]
TreeHouse Foods
4.875%, 03/15/22	100	101

Food-Wholesale/Distrib [0.2%]
US Foods
8.500%, 06/30/19	2,700	2,921

Footwear and Related Apparel [0.0%]
Wolverine World Wide
6.125%, 10/15/20	275	297

Gaming [0.1%]
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	1,033	1,132

Gold Mining [0.2%]
Banro
10.000%, 03/01/17(I)	2,500	2,112
10.000%, 03/01/17(A)(I)	500	423

Total Gold Mining		2,535

Description	Face Amount (000)	Value (000)
Health Care [0.1%]
Envision Healthcare
8.125%, 06/01/19	$626	$669

Home Decoration Products [0.1%]
RSI Home Products
6.875%, 03/01/18(A)	1,050	1,126

Hotels and Motels [0.1%]
Choice Hotels International
5.750%, 07/01/22	525	556
Hilton Worldwide Finance
5.625%, 10/15/21(A)	700	732

Total Hotels and Motels		1,288

Industrial [0.4%]
Belden
5.500%, 09/01/22(A)	1,050	1,063
General Cable
5.750%, 10/01/22(A)	700	710
Hillman Group
10.875%, 06/01/18	1,050	1,118
Unifrax I
7.500%, 02/15/19(A)	900	954
WESCO Distribution
5.375%, 12/15/21(A)	875	895

Total Industrial		4,740

Internet Connectiv Svcs [0.3%]
Adria Bidco BV
7.875%, 11/15/20	3,000	4,267

Internet Security [0.0%]
VeriSign
4.625%, 05/01/23	575	552

Investment Banker/Broker Dealer [0.3%]
Neuberger Berman Group
5.875%, 03/15/22(A)	400	426
5.625%, 03/15/20(A)	500	525
Nuveen Investments
9.500%, 10/15/20(A)	1,975	2,103

Total Investment Banker/Broker Dealer		3,054

Mach Tools and Rel Products [0.1%]
Mcron Finance Sub
8.375%, 05/15/19(A)	575	635

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Milacron
7.750%, 02/15/21(A)	$350	$378

Total Mach Tools and Rel Products		1,013

Machinery [0.3%]
Lonking Holdings
8.500%, 06/03/16	4,000	4,140

Machinery-General Indust [0.1%]
Gardner Denver
6.875%, 08/15/21(A)	1,125	1,159
Waterjet Holdings
7.625%, 02/01/20(A)	300	318

Total Machinery-General Indust		1,477

Manufacturing [0.1%]
Cleaver-Brooks
8.750%, 12/15/19(A)	675	746

Media - Non-Cable [0.4%]
Intelsat Jackson Holdings
8.500%, 11/01/19	475	509
7.250%, 04/01/19	350	376
7.250%, 10/15/20	900	977
6.625%, 12/15/22	1,275	1,326
5.500%, 08/01/23(A)	350	343
Intelsat Luxembourg
8.125%, 06/01/23(A)	600	636
7.750%, 06/01/21(A)	925	974

Total Media - Non-Cable		5,141

Medical Information Sys [0.1%]
Healthcare Technology Intermediate
7.375%, 09/01/18(A)	1,850	1,887

Medical Products & Services [1.9%]
Biomet
6.500%, 08/01/20	1,300	1,400
6.500%, 10/01/20	925	983
CHS
6.875%, 02/01/22(A)	1,050	1,097
5.125%, 08/01/21(A)	350	359
DJO Finance
9.875%, 04/15/18	400	436
7.750%, 04/15/18	1,225	1,289

Description	Face Amount (000)	Value (000)
HCA
7.500%, 02/15/22	$1,925	$2,199
6.500%, 02/15/20	450	504
5.875%, 03/15/22	800	862
5.875%, 05/01/23	825	849
5.000%, 03/15/24	1,150	1,152
HCA Holdings
7.750%, 05/15/21	3,125	3,445
IASIS Healthcare
8.375%, 05/15/19	1,775	1,895
LifePoint Hospitals
5.500%, 12/01/21(A)	925	960
Omnicare
7.750%, 06/01/20	450	495
Tenet Healthcare
8.125%, 04/01/22	1,525	1,704
4.500%, 04/01/21	850	831
4.375%, 10/01/21	925	893
United Surgical Partners International
9.000%, 04/01/20	1,050	1,165
Universal Hospital Services
7.625%, 08/15/20	950	1,017

Total Medical Products & Services		23,535

Medical-HMO [0.3%]
MPH Acquisition Holdings
6.625%, 04/01/22(A)	1,525	1,565
MultiPlan
9.875%, 09/01/18(A)	1,850	2,007

Total Medical-HMO		3,572

Metal-Copper [1.0%]
Carmen Copper
6.500%, 03/21/17	1,000	966
First Quantum Minerals
7.250%, 10/15/19	4,000	4,105
7.000%, 02/15/21(A)	1,725	1,755
6.750%, 02/15/20(A)	1,725	1,747
Sterlite Industries India
4.000%, 10/30/14	4,000	4,005

Total Metal-Copper		12,578

Metal-Iron [0.4%]
Ferrexpo Finance
7.875%, 04/07/16	2,000	1,920

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Metalloinvest Finance
6.500%, 07/21/16	$1,000	$1,024
5.625%, 04/17/20	2,120	1,993

Total Metal-Iron		4,937

Metals & Mining [0.8%]
Consolidated Minerals
8.875%, 05/01/16	1,000	1,045
8.875%, 05/01/16(A)	3,000	3,135
TiZir
9.000%, 09/28/17	4,400	4,653
Wise Metals Group
8.750%, 12/15/18(A)	875	939

Total Metals & Mining		9,772

Mining Other [0.6%]
Uranium One Investments
6.250%, 12/13/18	7,350	7,093

Miscellaneous Business Services [0.1%]
Garda World Security
7.250%, 11/15/21(A)	775	827

Miscellaneous Manufacturing [0.9%]
China Liansu Group
7.875%, 05/13/16	4,000	4,140
Jasper Explorer
13.500%, 05/27/16	2,000	1,840
MAF Global Securities
7.125%, 10/29/49(C)	3,200	3,416
Mueller Water Products
8.750%, 09/01/20	259	290
7.375%, 06/01/17	950	971

Total Miscellaneous Manufacturing		10,657

Office Automation and Equip [0.1%]
CDW
12.535%, 10/12/17	35	37
8.500%, 04/01/19	900	985

Total Office Automation and Equip		1,022

Oil-Field Services [1.5%]
Anton Oilfield Services Group
7.500%, 11/06/18	3,000	3,135
Basic Energy Services
7.750%, 02/15/19	400	429
7.750%, 10/15/22	100	108

Description	Face Amount (000)	Value (000)
Norshore Atlantic BV
12.000%, 12/21/18(A)	$3,000	$3,030
Oro Negro Drilling Pte
7.500%, 01/24/19(A)	4,000	4,020
Polarcus
8.000%, 06/07/18(A)	1,000	968
Sea Trucks Group
9.000%, 03/26/18(A)	6,800	6,613
SESI
7.125%, 12/15/21	700	781
6.375%, 05/01/19	150	160

Total Oil-Field Services		19,244

Paper & Related Products [0.2%]
Bio Pappel
10.000%, 08/27/13(D)	2,325	2,334

Petroleum & Fuel Products [9.0%]
Access Midstream Partners
4.875%, 05/15/23	1,025	1,033
4.875%, 03/15/24	825	823
Afren
6.625%, 12/09/20	4,000	4,080
Antero Resources Finance
6.000%, 12/01/20	1,025	1,090
5.375%, 11/01/21(A)	475	482
Approach Resources
7.000%, 06/15/21	1,200	1,236
Athlon Holdings
7.375%, 04/15/21(A)	1,100	1,171
BassDrill Alpha
7.500%, 07/05/18(A)	967	952
BassDrill Beta
8.500%, 04/24/18(A)	3,000	3,075
BreitBurn Energy Partners
7.875%, 04/15/22	1,025	1,110
Carrizo Oil & Gas
7.500%, 09/15/20	275	302
Chaparral Energy
9.875%, 10/01/20	500	569
7.625%, 11/15/22	900	974
Chesapeake Energy
6.875%, 11/15/20	850	965
5.750%, 03/15/23	700	741
5.375%, 06/15/21	500	526
Chesapeake Oilfield Operating
6.625%, 11/15/19	775	804

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
China Oil & Gas Group
5.250%, 04/25/18	$1,500	$1,508
Crestwood Midstream Partners
6.125%, 03/01/22(A)	250	261
6.000%, 12/15/20	425	445
CVR Refining
6.500%, 11/01/22	200	210
DNO International
7.742%, 04/11/16(C)	4,800	4,974
Drill Rigs Holdings
6.500%, 10/01/17(A)	575	599
El Paso
7.250%, 06/01/18	400	455
6.500%, 09/15/20	675	741
Energy Transfer Equity
7.500%, 10/15/20	825	944
5.875%, 01/15/24	875	895
Energy XXI Gulf Coast
7.500%, 12/15/21(A)	1,725	1,807
EP Energy
9.375%, 05/01/20	350	405
Forest Oil
7.250%, 06/15/19	192	168
GeoPark Latin America Agencia en Chile
7.500%, 02/11/20	3,000	3,098
7.500%, 02/11/20(A)	1,000	1,033
Georgian Oil and Gas
6.875%, 05/16/17	4,000	4,155
Holly Energy Partners
6.500%, 03/01/20	900	956
InterOil Exploration and Production
15.000%, 03/14/16	24,000	4,148
Kinder Morgan
5.625%, 11/15/23(A)	1,025	1,014
Kodiak Oil & Gas
5.500%, 01/15/21	375	385
5.500%, 02/01/22	350	358
Linn Energy
8.625%, 04/15/20	900	978
7.750%, 02/01/21	550	591
7.250%, 11/01/19(A)	425	443
Lone Pine Resources Canada
0.000%, 02/15/17(I)	75	—
MarkWest Energy Partners
6.250%, 06/15/22	601	649
Metro Exploration Holding
8.000%, 02/14/16(D)	4,050	3,999
MIE Holdings
9.750%, 05/12/16	1,000	1,053

Description	Face Amount (000)	Value (000)
MIE Holdings, MTN
6.875%, 02/06/18	$3,700	$3,589
Newfield Exploration
5.625%, 07/01/24	875	908
Northern Oil and Gas
8.000%, 06/01/20	1,275	1,355
Nostrum Oil & Gas Finance BV
6.375%, 02/14/19	2,500	2,547
Oasis Petroleum
6.875%, 03/15/22(A)	150	162
6.500%, 11/01/21	850	914
Panoro Energy
12.000%, 11/15/18(A)	4,431	4,675
Petrobras Global Finance BV
3.113%, 03/17/20(C)	2,000	1,998
2.593%, 03/17/17(C)	250	251
Petroleos de Venezuela
5.250%, 04/12/17	3,000	2,243
4.900%, 10/28/14	1,000	955
Plains Exploration & Production
6.750%, 02/01/22	350	387
Puma International Financing
6.750%, 02/01/21	4,000	4,050
QGOG Constellation
6.250%, 11/09/19	4,000	3,995
Range Resources
5.000%, 08/15/22	175	178
5.000%, 03/15/23	700	709
Regency Energy Partners
5.875%, 03/01/22	400	415
5.500%, 04/15/23	200	201
4.500%, 11/01/23	350	325
Sabine Pass Liquefaction
6.250%, 03/15/22(A)	525	547
5.625%, 02/01/21	1,075	1,109
5.625%, 04/15/23	175	174
SandRidge Energy
8.125%, 10/15/22	1,000	1,090
7.500%, 03/15/21	325	347
7.500%, 02/15/23	350	371
Santa Maria Offshore
8.875%, 07/03/18(A)	3,800	4,028
Sibur Securities
3.914%, 01/31/18	3,000	2,753
SM Energy
5.000%, 01/15/24(A)	200	194
Tesoro
5.125%, 04/01/24	325	323

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Tesoro Logistics
6.125%, 10/15/21	$225	$239
5.875%, 10/01/20	700	732
5.875%, 10/01/20(A)	475	496
Tethys Oil
9.500%, 09/07/15	20,000	3,223
W&T Offshore
8.500%, 06/15/19	725	783
Yingde Gases Investment
8.125%, 04/22/18	4,000	4,000
Zhaikmunai LLP
10.500%, 10/19/15	4,000	4,181

Total Petroleum & Fuel Products		110,652

Pharmacy Services [0.0%]
Catamaran
4.750%, 03/15/21	175	178

Printing & Publishing [0.3%]
Expo Event Transco
9.000%, 06/15/21(A)	1,150	1,170
Mustang Merger
8.500%, 08/15/21(A)	800	876
Nielsen Finance
5.000%, 04/15/22(A)	275	276
4.500%, 10/01/20	1,475	1,486
Visant
10.000%, 10/01/17	375	374

Total Printing & Publishing		4,182

Publishing-Newspapers [0.1%]
Gannett
6.375%, 10/15/23(A)	925	982
5.125%, 10/15/19(A)	175	183

Total Publishing-Newspapers		1,165

Quarrying [0.0%]
Compass Minerals International
8.000%, 06/01/19	250	262

Radio [0.5%]
Cumulus Media Holdings
7.750%, 05/01/19	1,050	1,118
Entercom Radio
10.500%, 12/01/19	600	690
Radio One
9.250%, 02/15/20(A)	900	954

Description	Face Amount (000)	Value (000)
Sirius XM Holdings
5.250%, 08/15/22(A)	$700	$721
4.625%, 05/15/23(A)	1,100	1,037
4.250%, 05/15/20(A)	350	342
Townsquare Radio
9.000%, 04/01/19(A)	1,100	1,210

Total Radio		6,072

Real Estate [0.1%]
DIP Sukuk
4.291%, 02/20/19	1,250	1,254

Real Estate Oper/Develop [0.0%]
Renhe Commercial Holdings
13.000%, 03/10/16	500	340

Research and Development [0.2%]
Jaguar Holding I
9.375%, 10/15/17(A) (E)	1,750	1,840
Jaguar Holding II
9.500%, 12/01/19(A)	650	723

Total Research and Development		2,563

Resorts/Theme Parks [0.2%]
Cedar Fair
5.250%, 03/15/21	1,300	1,316
Six Flags Entertainment
5.250%, 01/15/21(A)	1,325	1,335

Total Resorts/Theme Parks		2,651

Retail [2.2%]
Academy
9.250%, 08/01/19(A)	1,050	1,146
Claire’s Stores
6.125%, 03/15/20(A)	750	703
DineEquity
9.500%, 10/30/18	1,400	1,526
Grupo Famsa
7.250%, 06/01/20(A)	700	709
7.250%, 06/01/20	2,500	2,531
6.125%, 01/28/15	2,000	2,019
Gymboree
9.125%, 12/01/18	375	317
Jo-Ann Stores
8.125%, 03/15/19(A)	1,200	1,245
Jo-Ann Stores Holdings
9.750%, 10/15/19(A) (E)	1,425	1,486

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
L Brands
5.625%, 10/15/23	$700	$726
Limited Brands
5.625%, 02/15/22	350	370
Michaels FinCo Holdings
7.500%, 08/01/18(A)	1,350	1,391
Michaels Stores
7.750%, 11/01/18	800	855
5.875%, 12/15/20(A)	600	607
Neiman Marcus Group
8.750%, 10/15/21(A)	900	994
8.000%, 10/15/21(A)	275	302
New Academy Finance
8.000%, 06/15/18(A) (E)	1,525	1,561
NPC International
10.500%, 01/15/20	1,175	1,343
Party City Holdings
8.875%, 08/01/20	900	1,002
PC Nextco Holdings
8.750%, 08/15/19(A)	1,275	1,318
Petco Animal Supplies
9.250%, 12/01/18(A)	1,200	1,290
Petco Holdings
8.500%, 10/15/17(A) (E)	1,300	1,324
PVH
4.500%, 12/15/22	925	913
Sally Holdings
6.875%, 11/15/19	1,075	1,177
5.750%, 06/01/22	175	185

Total Retail		27,040

Rubber & Plastic [0.3%]
Gajah Tunggal
7.750%, 02/06/18	3,000	3,056

Security Services [0.0%]
Monitronics International
9.125%, 04/01/20	500	535

Semicon Compo-Intg Circu [0.1%]
NXP BV
5.750%, 02/15/21(A)	200	213
5.750%, 03/15/23(A)	200	210
3.750%, 06/01/18(A)	300	302

Total Semicon Compo-Intg Circu		725

Semi-Conductors [0.3%]
Advanced Micro Devices
7.500%, 08/15/22	225	223

Description	Face Amount (000)	Value (000)
Entegris
6.000%, 04/01/22(A)	$475	$486
Flextronics International
5.000%, 02/15/23	300	302
4.625%, 02/15/20	250	252
Freescale Semiconductor
6.000%, 01/15/22(A)	1,550	1,645
Magnachip Semiconductor
6.625%, 07/15/21	675	671

Total Semi-Conductors		3,579

Steel & Steel Works [0.1%]
Evraz Group
7.400%, 04/24/17	500	490
Steel Dynamics
5.250%, 04/15/23	125	127

Total Steel & Steel Works		617

Technology [0.2%]
Sophia Holding Finance
9.625%, 12/01/18(A)	700	733
Truven Health Analytics
10.625%, 06/01/20	775	880

Total Technology		1,613

Telecommunication Equip [0.2%]
CommScope
8.250%, 01/15/19(A)	831	899
CommScope Holding
6.625%, 06/01/20(A) (E)	1,350	1,428

Total Telecommunication Equip		2,327

Telephones & Telecommunications [2.1%]
Digicel
8.250%, 09/01/17	575	598
8.250%, 09/01/17(A)	550	572
7.000%, 02/15/20(A)	450	468
6.000%, 04/15/21(A)	400	409
Digicel Group
10.500%, 04/15/18(A)	600	636
8.250%, 09/30/20(A)	1,575	1,681
Level 3 Communications
8.875%, 06/01/19	400	439
Level 3 Financing
8.125%, 07/01/19	1,050	1,152
7.000%, 06/01/20	650	713
6.125%, 01/15/21(A)	250	264

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
MetroPCS Wireless
6.625%, 11/15/20	$600	$640
Sprint
7.875%, 09/15/23(A)	2,475	2,723
Sprint Capital
6.875%, 11/15/28	1,850	1,795
Sprint Nextel
7.000%, 03/01/20(A)	600	692
6.000%, 11/15/22	1,825	1,859
Syniverse Holdings
9.125%, 01/15/19	1,600	1,740
T-Mobile USA
6.836%, 04/28/23	925	992
6.731%, 04/28/22	125	134
6.633%, 04/28/21	125	134
6.625%, 04/01/23	675	716
6.500%, 01/15/24	575	602
6.125%, 01/15/22	1,050	1,100
VimpelCom Holdings BV
7.504%, 03/01/22	1,000	1,014
6.255%, 03/01/17	1,100	1,111
5.200%, 02/13/19	200	189
Virgin Media Finance
6.375%, 04/15/23(A)	675	715
Vivacom, MTN
6.625%, 11/15/18	2,500	3,616

Total Telephones & Telecommunications		26,704

Textile-Apparel [0.1%]
Texhong Textile Group
7.625%, 01/19/16	500	517
6.500%, 01/18/19	1,000	983

Total Textile-Apparel		1,500

Textile-Home Furnishings [0.1%]
SIWF Merger Sub
6.250%, 06/01/21(A)	625	650

Tools-Hand Held [0.0%]
BC Mountain
7.000%, 02/01/21(A)	550	544

Transactional Software [0.0%]
ACI Worldwide
6.375%, 08/15/20(A)	125	132

Transportation Services [1.5%]
Azerbaijan Railways Via Aquarius Investments
8.250%, 02/18/16	550	571

Description	Face Amount (000)	Value (000)
DME Airport
6.000%, 11/26/18	$4,000	$3,860
DTEK Finance
7.875%, 04/04/18	3,000	2,550
Dubai Holding Commercial Operations, MTN
6.000%, 02/01/17	3,200	5,615
Far East Capital
8.000%, 05/02/18	3,000	2,445
Nielsen Luxembourg SaRL
5.500%, 10/01/21(A)	250	261
Royal Caribbean Cruises
5.250%, 11/15/22	300	308
Ukraine Railways via Shortline
9.500%, 05/21/18	4,000	3,280

Total Transportation Services		18,890

Transport-Equip and Leasng [0.0%]
Jurassic Holdings III
6.875%, 02/15/21(A)	200	206

Utility [0.0%]
Suburban Propane Partners
7.500%, 10/01/18	464	493
7.375%, 08/01/21	275	303

Total Utility		796

Web Portals/ISP [0.4%]
Pacnet
9.000%, 12/12/18	4,000	4,270

X-Ray Equipment [0.0%]
Hologic
6.250%, 08/01/20	600	634

Total Corporate Bonds
(Cost $607,664)		621,830

Loan Participations (C) [29.5%]
Aerospace [0.6%]
Air Canada, Term Loan B
5.500%, 09/20/19	1,450	1,475
Alliant Techsystems, Term Loan B
3.500%, 10/22/20	110	110
AM General Corporation, Term Loan B - 2013
10.250%, 03/20/18	486	430

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
American Airlines, Exit Term Loan
3.750%, 06/21/19	$2,010	$2,015
Atlantic Aviation FBO, Term Loan B
3.250%, 05/16/20	154	153
Dae Aviation Holdings, Second Lien Term Loan
7.750%, 07/30/19	100	102
Dae Aviation Holdings, Term Loan B1 - 2014
5.000%, 11/02/18	364	369
Dae Aviation Holdings, Term Loan B2 - 2014
6.250%, 11/02/18	165	167
Delta Air Lines, Term Loan B1 - 2014
3.500%, 10/18/18	554	553
TransDigm Group, Term Loan C
3.750%, 02/28/20	743	743
US Airways Group Inc, Term Loan B-1
3.500%, 05/23/19	650	649
WP CPP Holdings, Second Lien
8.750%, 04/23/21	45	46
WP CPP Holdings, Term Loan
4.750%, 12/21/19	172	171

Total Aerospace		6,983

Automotive [0.2%]
Oasis Holdings
3.500%, 11/19/20	4,580	3,023

Broadcasting [1.5%]
CBS Outdoor Americas Capital LLC, Term Loan B
3.000%, 01/15/21	500	498
Clear Channel Communication, Term Loan B
3.803%, 01/29/16	3,129	3,090
Clear Channel Communication, Term Loan C
3.803%, 01/29/16	173	169
Clear Channel Communication, Term Loan D Extended
6.903%, 01/30/19	4,938	4,833
Clear Channel Communication, Term Loan E
7.660%, 07/30/19	2,000	1,996

Description	Face Amount (000)	Value (000)
Cumulus Media, Term Loan B
4.250%, 12/23/20	$1,994	$2,002
Encompass Digital Media, Term Loan
6.750%, 08/10/17	168	169
Granite Broadcasting, Term Loan B
6.750%, 05/23/18	177	178
Gray Television, Term Loan B - 2012
4.500%, 10/11/19	153	154
Hubbard Broadcasting, Term Loan B
4.500%, 04/28/17	257	257
Lin Television, Term Loan B
4.000%, 12/15/18	148	148
Media General, Delayed Draw Term Loa B
4.250%, 07/30/20	235	237
Nine Entertainment, Term Loan B
3.500%, 01/31/20	292	290
Radio One, Term Loan
7.500%, 03/23/16	433	443
Sinclair Broadcasting Group, Term Loan B - 2011
3.000%, 10/28/16	153	151
Univision Comm (fka Umbrella), Term Loan C-4
4.000%, 03/01/20	1,662	1,664
Univision Communications, TL C-3 (2013 Inc. Term Loans)
4.000%, 03/01/20	1,343	1,341
Van Wagner, Term Loan B
8.250%, 08/03/18	244	246

Total Broadcasting		17,866

Building Materials [0.3%]
Cemex
0.000%, 02/14/17(H)	3,040	3,024

Cable/Wireless Video [1.9%]
Altice Financing, Term Loan B
5.500%, 07/03/19	2,544	2,594
Atlantic Broadband, Term Loan B - 2013
3.250%, 09/20/19	368	366
Cablevision Systems, Term Loan A
2.153%, 04/16/18	455	453

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Cablevision Systems, Term Loan B - 2013
2.653%, 04/17/20	$2,184	$2,154
Cequel Communications, Term Loan B 2012
3.500%, 02/10/19	1,202	1,201
Charter Comm Operating, Term Loan A1
2.160%, 04/22/18	470	468
Charter Comm Operating, Term Loan E
3.000%, 04/10/20	2,953	2,925
Liberty Cablevision of Puerto Rico, Second Lien TL
10.000%, 06/19/18	525	527
Liberty Cablevision of Puerto Rico, Term Loan B
6.000%, 06/19/17	321	322
MCC Iowa (Broadband), Delay Draw D-1
1.880%, 01/31/15	364	363
MCC Iowa (Broadband), Term Loan G
4.000%, 01/20/20	256	256
MCC Iowa (Broadband), Term Loan H
3.250%, 01/22/21	1,296	1,287
Quebecor Media, Term Loan B
3.250%, 07/31/20	1,599	1,589
TWCC Hld Corp-Weather Channel, Term Loan - 2013
3.500%, 02/13/17	207	203
UPC Financing, Term Loan AH
3.250%, 06/10/21	860	857
Virgin Media Invst Holdings, Term Loan B
3.500%, 02/15/20	2,475	2,469
WideOpenWest Finance, Term Loan B - 2019
4.750%, 03/26/19	233	233
Ziggo B.V., Term Loan B1
0.000%, 01/15/22(H)	1,849	1,828
Ziggo B.V., Term Loan B2
0.000%, 01/15/22(H)	1,191	1,178
Ziggo B.V., Term Loan B3
0.000%, 01/15/22(H)	1,960	1,937

Total Cable/Wireless Video		23,210

Description	Face Amount (000)	Value (000)
Chemicals [0.5%]
Axalta Coating Systems US Holdings Inc., Term Loan B - 2014
4.000%, 02/01/20	$337	$337
Eagle Spinco, Term Loan
3.500%, 01/27/17	108	108
Huntsman International, 2013-2 Add TL (7yr)
0.000%, 01/31/21(H)	480	480
Huntsman International, Term Loan C
2.445%, 06/30/16	14	14
Huntsman International, TLB Extended
2.705%, 04/19/17	–	5
Ineos Group Holdings, Dollar Term Loans - 2018
3.750%, 04/27/18	2,175	2,161
Kronos Worldwide, Inc., Term Loan B
4.750%, 02/12/20	160	161
MacDermid Holdings, Term Loan
4.000%, 06/05/20	348	348
Nexeo Solutions, Term Loan B
5.000%, 09/08/17	373	373
Oxbow Carbon & Minerals, Term Loan B
4.250%, 07/18/19	135	135
OXEA, Term Loan
4.250%, 12/06/19	150	151
Polymer Group, Term Loan B
5.250%, 12/13/19	269	271
PQ Corporation, Term Loans
4.500%, 08/07/17	156	156
PQ, New 2013 Term Loan
4.500%, 02/09/19	7	7
Ravago Holdings America, Term Loan B
5.500%, 12/19/20	205	207
Royal Adhesives and Sealants, Term Loan B
5.500%, 07/31/18	199	201
Taminco Global, Term B-3 Loan
3.250%, 02/15/19	162	161
Tata Chemicals North America, Term Loan B
3.750%, 08/07/20	114	114
Tronox, Term Loan B
4.500%, 02/03/18	447	449

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Univar, Term Loan B - 2011
5.000%, 06/30/17	$101	$101

Total Chemicals		5,940

Consumer Durables [0.1%]
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/19	558	560
Total Safety US, Term Loan B
5.750%, 03/11/20	109	109
WNA Holdings, Term Loan - CAD Borrower
4.500%, 05/21/20	142	142
WNA Holdings, Term Loan - USD Borrower
4.500%, 05/21/20	77	77

Total Consumer Durables		888

Consumer Non-Durables [0.1%]
Eastman Kodak Company, Exit Term Loan
7.250%, 07/31/19	337	342
Revlon Consumer Products, Term Loan
4.000%, 08/19/19	788	789
Revlon Consumer Products, Term Loan
0.000%, 11/19/17(H)	250	250
Spectrum Brands, Term Loan C - 6 year
3.500%, 08/13/19	104	104
Sun Products, Term Loan B
5.500%, 03/21/20	248	234

Total Consumer Non-Durables		1,719

Diversified Media [1.7%]
Affinion Group, Term Loan
6.750%, 10/08/16	566	558
Alliance Data Systems, Term Loan
1.910%, 07/10/18	787	785
Catalina Marketing, Term Loan B
5.250%, 10/07/20	393	392
Emerald Expositions Holding, Term Loan B
5.500%, 06/12/20	208	210

Description	Face Amount (000)	Value (000)
EMI Music Publishing Limited, Term B Loan
3.750%, 03/05/18	$321	$321
Getty Images, Term Loan
4.750%, 10/03/19	442	423
Harland Clarke Holdings, Cov-Lite Term Loan B-4
6.000%, 08/04/19	1,988	1,997
Harland Clarke Holdings, Term Loan B3
7.000%, 04/26/18	5,022	5,088
Harland Clarke Holdings, Tranche B-2 TL
5.484%, 06/30/17	189	189
IMG World Wide, Term Loan B - 2011
5.500%, 06/16/16	980	974
Learfield Communications, Term Loan
5.000%, 10/08/20	170	170
Nielsen Finance, Class E Dollar Term Loan
2.904%, 05/02/16	524	524
PrePaid Legal Services, Term Loan B
6.250%, 06/07/19	277	279
Southern Graphics, Term Loan - 2013
4.250%, 10/17/19	212	211
Tribune Company, Term Loan B - 2013
4.000%, 12/27/20	4,065	4,061
Village Roadshow, Ultimates Facility Tranche A-2
4.750%, 11/16/17	1,436	1,450
Warner Music Group, Term Loan - 2013
3.750%, 07/01/20	1,035	1,029
WME IMG Holdings LLC, Second Lien
0.000%, 03/21/22(H)	360	363
WME IMG Holdings LLC, Term Loan B
0.000%, 03/19/21(H)	2,320	2,304

Total Diversified Media		21,328

Energy [2.7%]
Alon USA, MLP Term Loan
9.250%, 11/13/18	502	518
Atlas Energy , Term Loan B
6.500%, 07/31/19	567	582

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Azure Midstream Holdings, Term Loan B
6.500%, 11/12/18	$331	$333
Bashneft
1.706%, 08/16/14	1,042	1,034
Bronco Midstream Funding, Term Loan B
5.000%, 08/15/20	763	769
Chesapeake Energy, Term Loan B
5.750%, 12/01/17	5,735	5,859
CITGO Petroleum, Term Loan B
8.000%, 06/24/15	309	310
Drillships Financing Holding, Term Loan B1
6.000%, 02/02/21	1,727	1,758
EMG Utica, Term Loan
4.750%, 03/26/20	890	892
Energy Transfer Equity, Term Loan B
3.250%, 11/15/19	5,060	5,047
EP Energy (aka Everest Acquisition), Term Loan B-2
4.500%, 04/26/19	203	203
EP Energy (aka Everest Acquisition), Term Loan B-3
3.500%, 05/24/18	734	733
Fieldwood Energy LLC, Second Lien
8.125%, 09/30/20	85	88
Fieldwood Energy, Term Loan
3.875%, 09/28/18	498	498
Frac Tech International, Term Loan B
8.500%, 05/06/16	2,549	2,591
Glenn Pool Oil, Term Loan
4.500%, 05/02/16	816	824
Harvey Gulf International Marine, Term Loan B
5.500%, 06/12/20	1,335	1,336
MEG Energy, Term Loan B - 2013
3.750%, 03/31/20	1,419	1,423
Obsidian Natural Gas Trust
7.000%, 11/02/15	845	856
Pacific Drilling, Term Loan B
4.500%, 05/18/18	352	353
Petroleum Geo-Services, Term Loan B
3.250%, 03/14/21	805	799

Description	Face Amount (000)	Value (000)
Philadelphia Energy Solutions, Term Loan
6.250%, 04/03/18	$362	$320
Ruby Western Pipeline Holdings, Term Loan
3.500%, 03/27/20	313	312
Samson Investment Company, Cov-Lite Term Loan
5.000%, 09/25/18	315	318
Seadrill Operating LP, Term Loan B
4.000%, 02/22/21	319	318
Sheridan Production Partners, Term Loan I-A
4.250%, 10/01/19	20	20
Sheridan Production Partners, Term Loan II-A
4.250%, 12/16/20	59	60
Sheridan Production Partners, Term Loan II-M
4.250%, 12/16/20	22	22
Sheridan Production Partners, Term Loan II-SIP
4.250%, 12/16/20	427	430
Sheridan Production Partners, Term Loan I-M
4.250%, 10/01/19	12	12
Sheridan Production Partners, Term Loan I-SIP
4.250%, 10/01/19	151	152
Sonangol Finance
1.155%, 10/15/14	645	635
Templar Energy, Second Lien
8.000%, 11/25/20	2,205	2,226
Vantage Drilling Co (Offshore), Term Loan
5.000%, 10/25/17	602	602
Vantage Drilling Co (Offshore), Term Loan B (2013)
5.750%, 03/22/19	614	619
Western Refining, Term Loan B
4.250%, 12/20/20	723	729

Total Energy		33,581

Financial [1.6%]
Alliant Holdings, Term Loan
4.250%, 12/07/19	293	294
American Capital Holdings, Inc., Term Loan B - 2017
3.500%, 08/22/17	385	384

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
AWAS Aviation, Term Loan B
3.500%, 06/26/18	$147	$147
Clipper Acquisitions (aka TCW), Term Loan
3.000%, 12/20/19	222	220
Compass Investors Inc. (USI), Term Loan
4.250%, 12/27/19	351	352
Crown Acquisitons
0.000%, 03/26/21(H)	3,000	5,039
Duff & Phelps, Term Loan
4.500%, 03/14/20	114	115
Flying Fortress, Term Loan
3.500%, 06/30/17	300	299
Grosvenor Capital Management Holdings, Cov-Lite Term Loan
3.750%, 11/25/20	249	248
Guggenheim Partners Investment, Term Loan B
4.250%, 07/22/22	—	—
Hub International Holdings, Term Loan B
4.750%, 09/17/20	353	353
International Lease Finance, Term Loan
3.500%, 02/26/21	370	370
iStar Financial, Term Loan
4.500%, 10/11/17	2,307	2,312
iStar Financial, Term Loan A-2 - 2012
7.000%, 03/19/17	156	160
JSC BTA Bank
4.728%, 09/30/13	5,967	5,355
LPL Holdings, Term Loan B - 2013
3.250%, 03/29/19	129	128
Mondrian Investment Partners, Term Loan B
4.000%, 07/12/18	98	98
Nuveen Investments Inc., Second Lien
6.500%, 02/28/19	430	431
Nuveen Investments, Term Loan
4.153%, 05/13/17	710	712
RCS Capital Corporation, Term Loan
0.000%, 03/29/19(H)	530	533
SAM Finance (Santander), Cov-Lite Term Loan
4.250%, 11/26/20	584	585

Description	Face Amount (000)	Value (000)
Sedgwick, Inc. , First Lien Term Loan
3.750%, 02/11/21	$685	$677
Sedgwick, Inc. , Second Lien
6.750%, 02/11/22	260	258
Starwood Property Trust, Term Loan
3.500%, 04/17/20	452	450
Virtu Financial, Term Loan
5.750%, 11/05/19	145	146

Total Financial		19,666

Food and Drug [0.4%]
Albertsons, Term Loan B-1
4.250%, 03/21/16	217	218
Albertsons, Term Loan B-2
4.750%, 05/21/19	877	882
Dunkin’ Brands, Term B3
3.750%, 02/14/20	906	899
Rite Aid Corporation, Tranche 7 Term Loan
4.000%, 02/21/20	471	471
Rite Aid, Second Lien - Tranche 1 Term Loans
5.750%, 07/07/20	1,085	1,107
Rite Aid, Second Lien - Tranche 2 Term Loans
4.875%, 06/11/21	440	446
Supervalu, Term Loan B - 2013
4.500%, 03/21/19	275	276
Weight Watchers International, Term Loan B-2
3.750%, 04/02/20	—	—

Total Food and Drug		4,299

Food/Tobacco [0.9%]
Aramark Corp, Term Loan F
3.250%, 02/24/21	480	475
Arby’s Restaurant (ARG IH), Term Loan
5.000%, 11/15/20	299	301
Blue Buffalo, Term Loan B3
4.000%, 08/08/19	281	283
CEC Entertainment, Inc., Term Loan B
4.250%, 02/12/21	320	317
CTI Foods Holding, Term Loan B
4.500%, 06/12/20	234	234

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Darling International, Term Loan B
3.250%, 01/01/21	$425	$424
Del Monte Foods Consumer Products, Cov-Lite Term Loan
4.250%, 01/26/21	315	315
HJ Heinz, Term Loan B1
3.250%, 03/27/19	3,126	3,132
HJ Heinz, Term Loan B2
3.500%, 06/07/20	2,907	2,918
JBS USA, Term Loan B-2
3.750%, 09/18/20	294	293
Landry’s, Term Loan B
4.000%, 04/19/18	257	258
OSI Restaurant Partners, Term Loan
3.500%, 10/23/19	97	97
Pacific Industrial US Finco (Spotless), Term Loan B
5.000%, 09/24/18	204	206
Pinnacle Foods Group, Incremental Term Loan H
3.250%, 04/29/20	209	208
Pinnacle Foods Group, Term Loan G
3.250%, 04/29/20	1,079	1,073
Wendy’s International, Term Loan B - 2013
3.250%, 05/15/19	176	176

Total Food/Tobacco		10,710

Forest Prod/Containers [0.5%]
Ardagh Holdings USA Inc., Incremental Term Loan B
0.000%, 12/17/19(H)	500	500
Ardagh Holdings USA, Term Loan B
4.250%, 12/12/19	339	340
Berry Plastics, Cov-Lite Term Loan E
3.750%, 12/18/20	1,560	1,556
Berry Plastics, Term Loan D
3.500%, 02/08/20	3,158	3,142
BWAY Holding Company, Term Loan B - 2012
4.500%, 08/07/17	158	158
Caraustar Industries, Term Loan
7.500%, 04/26/19	142	145
NewPage Corporation, Term Loan B
0.000%, 02/05/21(H)	500	504

Description	Face Amount (000)	Value (000)
Reynolds Group Holdings, Term Loan B - 2013
4.000%, 12/26/18	$360	$361

Total Forest Prod/Containers		6,706

Gaming/Leisure [2.2%]
Activision Blizzard Inc., Term Loan B
3.250%, 07/26/20	1,761	1,759
Bally Technologies, Term Loan B
4.250%, 11/25/20	189	189
Belmond Interfin Ltd., Term Loan
4.000%, 03/19/21	180	180
Boyd Gaming, Term Loan B
4.000%, 08/12/20	204	204
Caesars Entertainment Op Co, Prop Co Term Loan
7.000%, 10/09/20	1,536	1,555
Caesars Entertainment Op Co, Term Loan B-4
9.500%, 01/28/15	189	188
Caesars Entertainment Op Co, Term Loan B-6 Extended
5.489%, 01/28/18	5,617	5,292
CCM Merger (Motor City), Term Loan B
5.000%, 03/01/17	298	299
Cedar Fair, US Term Loan
3.250%, 03/06/20	226	225
Cinemark USA, Term Loan
3.160%, 12/18/19	157	157
Formula One (Alpha Topco), New Facility B
4.500%, 04/30/19	67	68
Four Seasons Holdings Inc., Term Loan (12/13)
3.500%, 06/27/20	443	443
Four Seasons Holdings, Second Lien
6.250%, 12/24/20	150	152
Golden Nugget, Delay Draw
5.500%, 11/21/19	67	69
Golden Nugget, Term Loan B
5.500%, 11/21/19	157	160
Great Wolf Resorts, Term Loan
4.500%, 07/31/20	243	244
Hilton Worldwide Finance, Term Loan B-1
3.750%, 09/23/20	4,965	4,971

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Hoyts Group Holdings, Term Loan
4.000%, 05/22/20	$124	$124
Kasima, Term Loan B
3.250%, 05/17/21	915	908
La Quinta Intermediate Holdings, Term Loan B
0.000%, 02/19/21(H)	660	659
Las Vegas Sands, Term Loan B
3.250%, 12/17/20	1,985	1,982
Lions Gate Entertainment, Second Lien
5.000%, 07/19/20	300	305
Marina District Finance (Borgata), Cov-Lite Term Loan B
6.750%, 08/15/18	574	581
MGM Resorts, Term Loan B
3.500%, 12/20/19	747	745
Mohegan Tribal Gaming, Term Loan B
5.500%, 11/19/19	224	229
Penn National Gaming, Term Loan B
3.250%, 10/23/20	85	84
Pinnacle Entertainment, Term Loan B-2
3.750%, 08/05/20	342	343
Playa Resorts Holding, Term Loan B
4.750%, 08/06/19	189	190
Scientific Games, Term Loan B
4.250%, 05/22/20	3,751	3,751
SeaWorld Parks & Entertainmnt, Term Loan B-2
3.000%, 05/30/20	637	627
Seminole Indian Tribe of Florida, Term Loan B - 2013
3.000%, 04/11/20	386	384
Shingle Springs Tribal, Term Loan B
6.250%, 08/02/19	158	161

Total Gaming/Leisure		27,228

Healthcare [1.7%]
Accellent Inc., First Lien Term Loan
0.000%, 02/19/21(H)	320	319
Allscripts Healthcare Solutions, Term Loan A1
2.910%, 06/28/18	481	480

Description	Face Amount (000)	Value (000)
Ardent Health Services, Term Loan B
6.750%, 07/02/18	$236	$237
Biomet, Term Loan B-2
3.665%, 07/25/17	—	—
Bright Horizons Family Solutions, Term Loan B
5.250%, 01/24/20	104	104
Carestream Health Holdings, Term Loan
5.000%, 06/05/19	491	495
Community Health Systems, Extended Term Loan
3.447%, 01/25/17	160	161
Community Health Systems, Inc., 2021 Term D Loan
4.250%, 01/27/21	426	429
Community Health Systems, Inc., Term Loan A - 2019
2.983%, 01/25/19	4,000	3,976
ConvaTec Healthcare, Term Loan B
4.000%, 12/30/16	494	495
DaVita, Term Loan B-2
4.000%, 08/21/19	296	297
Drumm Investors (Golden Living), Term Loan
5.000%, 05/04/18	618	610
Endo Pharmaceutical, Term Loan B - 2013
3.250%, 12/11/20	205	204
Envision Acquisition Company, First Lien Term Loan
5.750%, 09/23/20	169	169
Gentiva Health Services, Term Loan C
5.750%, 10/16/18	232	229
Grifols, Inc, Term Loan B
3.155%, 03/05/21	2,525	2,522
HCA, Term Loan B-5
2.903%, 03/31/17	498	497
HCA, Tranche B-4 Term Loan
2.984%, 05/01/18	950	949
Hologic, Term Loan B - Refi
3.250%, 08/01/19	325	324
Iasis Healthcare, Term Loan B - 2013
4.500%, 05/03/18	379	380
IMS Healthcare, Term Loan B - 2021
3.750%, 03/17/21	173	173

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
INC Research, Term Loan
6.000%, 07/12/18	$553	$554
LifePoint Hospitals, Term Loan B
2.660%, 07/31/17	116	117
Mallinckrodt PLC, Term Loan B
3.500%, 03/05/21	255	255
MultiPlan Inc, Term Loan
4.000%, 03/19/21	640	638
P2 Lower Acq. (Progressive), Term Loan
5.500%, 10/16/20	1,622	1,631
Par Pharmaceuticals, Term B-2 Loan
4.000%, 09/30/19	981	982
Patheon Inc, Term Loan B
0.000%, 01/22/21(H)	550	547
Regional Care (aka RCHP), Term Loan
7.000%, 11/04/18	750	743
Royalty Pharma (aka RPI), Term Loan B-2
3.250%, 05/09/18	898	901
Salix Pharmaceuticals, Term Loan
4.250%, 12/17/19	469	473
US Renal Care, Tranche B2 Term Loan
4.250%, 07/03/19	159	159
Valeant Pharmaceuticals International, Series C-2 TLB
3.750%, 12/11/19	128	128
Valeant Pharmaceuticals International, Series D-2 TLB
3.750%, 02/13/19	357	357
Valeant Pharmaceuticals International, Series E Tranche B Term Loan
3.750%, 06/26/20	952	954

Total Healthcare		21,489

Housing [0.5%]
ABC Supply Company, Term Loan B
3.500%, 04/16/20	1,104	1,100
Capital Automotive, Second Lien
6.000%, 04/30/20	825	842
Capital Automotive, Term Loan - 2013
4.000%, 04/05/19	1,722	1,726

Description	Face Amount (000)	Value (000)
CB Richard Ellis , Term Loan B
2.905%, 03/26/21	$712	$709
Continental Building Products, First Lien Term Loan
4.750%, 08/14/20	527	528
CPG International, Term Loan B
4.750%, 09/30/20	224	224
Norcraft Companies, Term Loan
5.250%, 10/24/20	90	90
QUIKRETE Holdings, First Lien Term Loan
4.000%, 09/18/20	284	284
Realogy Corporation, New Term Loan B
3.750%, 03/05/20	317	318
Realogy, Synthetic LC - extended
0.018%, 10/10/16	13	13

Total Housing		5,834

Industrials [0.2%]
Interpipe Ukraine
4.273%, 03/06/15(I)	3,624	2,646

Information Technology [2.4%]
Alcatel Lucent USA, US Term Loan (TLC)
4.500%, 01/29/19	3,227	3,241
Allflex Holdings III, Term Loan B
4.250%, 06/05/20	194	194
Arris Group, Term Loan B
3.500%, 04/17/20	733	729
Avaya Inc., Term B-6 Loans
6.500%, 03/31/18	1,390	1,391
Avaya, Term B3 Extended
4.734%, 10/26/17	1,175	1,146
Blackboard, Term Loan B3
4.750%, 10/04/18	219	221
BMC Software Finance, Term Loan
5.000%, 08/07/20	813	814
CDW, Term Loan
3.250%, 04/29/20	1,578	1,562
CompuCom Systems, Term Loan B
4.250%, 05/07/20	144	144
Datapipe, Term Loan B
5.750%, 03/07/19	109	109

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Dealertrack Technologies, Inc., Term Loan B
3.500%, 02/26/21	$160	$160
Dell, Term Loan B
4.500%, 09/23/20	2,975	2,953
Deluxe Entertainment Services Group, Term Loan
6.500%, 02/25/20	610	611
Fidji Luxembourg (BC3) S.à r.l., Term Loan
6.250%, 12/18/20	285	286
First Advantage, Term Loan B
6.250%, 02/28/19	287	288
Freescale Semiconductor, Term B-5
5.000%, 01/15/21	234	236
Freescale Semiconductor, Tranche B4 Term Loan
4.250%, 03/01/20	4,080	4,094
Genesys Telecom, Term Loan B 2013
4.000%, 01/31/20	191	191
Infor (US), Term Loan B-3
3.750%, 05/22/20	192	191
Infor (US), Term Loan B-5
3.750%, 06/03/20	912	909
Interactive Data, Term B Loan
3.750%, 02/11/18	598	597
Internap Network Services, Term Loan
6.000%, 11/22/19	314	316
ION Trading Technologies, Term Loan
4.500%, 05/22/20	136	136
iQor US Inc., Term Loan B
0.000%, 02/19/21(H)	1,090	1,057
Merrill, Term Loan
5.750%, 03/08/18	416	420
Microsemi Corporation, Term Loan B-1
3.250%, 02/19/20	295	295
Nuance Communications, Term Loan
2.910%, 08/02/19	189	187
Oberthur Technologies, Term Loan B
5.750%, 10/09/19	289	291
Omnitracs, Term Loan
4.750%, 11/25/20	299	302
On Semiconductor, Term Loan
1.997%, 01/02/18	548	535

Description	Face Amount (000)	Value (000)
Open Text, Term Loan
3.250%, 12/18/20	$544	$543
Peak 10, Term Loan B
7.250%, 10/25/18	267	269
Presidio, Inc., Term Loan - 2014
5.000%, 03/31/17	306	307
Redtop Acquisitions, First Lien Term Loan
4.500%, 12/22/20	315	318
Redtop Acquisitions, Second Lien
8.250%, 06/22/21	190	195
Rovi Solutions Corporation, Tranche B-3 Loan
3.500%, 03/28/19	362	361
Sophia LP, Term Loan B-1
0.000%, 07/19/18	499	499
Spansion, Term Loan B
3.750%, 12/13/18	269	269
SS&C Technologies, Replacement TL B1
3.250%, 06/07/19	121	121
SS&C Technologies, Replacement TL B2
3.250%, 06/07/19	13	13
SunGard Data Systems, Term Loan E
4.000%, 03/08/20	873	875
Telx Group, Term Loan B
5.250%, 09/22/17	713	717
The Active Network, First Lien Term Loan
5.500%, 11/06/20	110	111
Triple Point Group Holdings, Term Loan B
5.250%, 07/10/20	214	201
Verint Systems, Inc, Cov-Lite Term Loan
3.500%, 09/06/19	250	249
Vertafore, Term Loan - 2013
4.250%, 11/30/19	276	277
WestCorp, Term Loan B-10
3.250%, 06/30/18	500	497

Total Information Technology		29,428

Manufacturing [0.2%]
Accudyne Industries (Hamilton), 2013 Specified Refinancing Term Loan
4.000%, 12/13/19	242	241

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Alliance Laundry, Term Loan - 2013
4.250%, 12/07/18	$684	$687
Bombardier Recreational Products, Term Loan B
4.000%, 01/23/19	136	136
Generac Power Systems, Term Loan B
3.500%, 06/22/18	214	213
Minimax GmbH & Co. KG, Term Loan B
4.500%, 08/07/20	134	135
Mirror Bidco Corp. (Dematic), Cov-Lite Term Loan
4.250%, 12/28/19	296	297
WTG Holdings III, Cov-Lite Term Loan
4.750%, 12/11/20	170	170

Total Manufacturing		1,879

Metals/Minerals [1.0%]
Arch Coal, Term Loan B
6.250%, 05/16/18	812	800
Atkore International, First Lien Term Loan
0.000%, 03/26/21(H)	360	359
Atlas Iron Limited, Term Loan
8.750%, 12/07/17	153	153
Boomerang Tube, Term Loan B
11.000%, 10/02/17	222	215
Fairmount Minerals, Term Loan B-2
5.000%, 09/03/19	95	95
Foresight Energy, Term Loan B
5.500%, 08/21/20	264	265
Fortescue Metals Group (FMG), Cov-Lite Term Loan
4.250%, 06/30/19	6,030	6,073
Freeport-McMoran C & G, Term Loan A
1.660%, 02/12/18	1,825	1,811
Murray Energy, Term Loan
5.250%, 11/21/19	495	499
Novelis, Term Loan - 2013
3.750%, 03/10/17	1,269	1,266
Peabody Energy, Term Loan B
4.250%, 09/24/20	522	523
TMS International, Term Loan B
4.500%, 10/02/20	110	110

Description	Face Amount (000)	Value (000)
Walter Energy, Term Loan B
6.750%, 04/02/18	$420	$405

Total Metals/Minerals		12,574

Retail [1.5%]
Academy Sports, Term Loan - 2012
4.500%, 08/03/18	182	182
BJ’s Wholesale Club, First Lien Term Loan
4.500%, 09/26/19	100	100
BJ’s Wholesale Club, Second Lien Term Loan
8.500%, 03/31/20	105	107
CWGS Group, Term Loan
5.750%, 02/14/20	273	275
Harbor Freight, Term Loan
4.750%, 07/25/19	84	85
HMK Intermediate Holdings (Sleepys), Term Loan
5.000%, 04/01/19	343	345
Hudson’s Bay Company, Term Loan B
4.750%, 10/07/20	486	492
J. Crew Group, Term Loan B
4.000%, 03/05/21	1,155	1,152
JC Penney, Term Loan B
6.000%, 05/21/18	3,316	3,296
Jo-Ann Stores, Initial Loans
4.000%, 03/16/18	628	627
Lands’ End, Inc., Term Loan B
0.000%, 03/12/21(H)	895	893
Michaels Stores, Term Loan B
3.750%, 01/28/20	357	358
Moneygram International, Term Loan B - 2013
4.250%, 03/26/20	139	139
Neiman Marcus Group, First Lien Term Loan
4.250%, 10/25/20	3,602	3,612
Ollie’s Bargain Outlet, Term Loan B
6.250%, 09/27/19	139	138
Party City Holdings Inc., 2014 Replacement Term Loans
4.250%, 07/27/19	46	46
Party City Holdings, 2013 Replacement Term Loans
4.000%, 07/23/19	477	477

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Payless, Inc., Term Loan B
5.000%, 03/05/21	$225	$225
Petco Animal Supplies, Term Loan B - 2013
4.000%, 11/24/17	375	376
PVH, Term Loan B - 2012
3.250%, 02/13/20	292	292
Savers, New Term Loan
5.000%, 07/09/19	198	199
Sears Roebuck Acceptance, Term Loan B
5.500%, 06/30/18	3,392	3,406
Toys R Us Property Company, Initial Term Loan
6.000%, 08/21/19	903	872
Toys R Us-Delaware, Term Loan
6.000%, 09/01/16	898	811
Toys R Us-Delaware, Term Loan B-3
5.250%, 05/25/18	140	117

Total Retail		18,622

Service [2.3%]
A’Ayan Leasing
3.750%, 04/13/20(I)	3,525	1,516
Advanced Disposal Services, Term Loan B-2
3.750%, 10/05/19	1,229	1,226
Asurion Corporation, Second Lien
8.500%, 03/03/21	1,540	1,588
Asurion Corporation, Term Loan B3
3.750%, 02/27/17	150	150
Asurion, Incremental Term Loan B-1
5.000%, 05/24/19	3,735	3,741
Asurion, Incremental Term Loan B-2
4.250%, 06/19/20	1,270	1,265
Avis Budget Car Rental, New Tranche B Term Loan
3.000%, 03/15/19	335	332
Brand Energy & Infrastructure, Term Loan B
4.750%, 11/20/20	2,288	2,294
Ceridian Corporation, Term B Loan
4.404%, 05/09/17	208	208

Description	Face Amount (000)	Value (000)
DigitalGlobe, Term Loan B
3.750%, 01/31/20	$540	$540
Evertec Group, Term Loan A
2.742%, 04/17/18	578	569
Evertec Group, Term Loan B
3.500%, 04/11/20	193	191
First Data Corporation, 2021 Extended Dollar Term Loan
4.155%, 03/24/21	1,745	1,748
First Data, 2018 Dollar TL (Extended)
4.155%, 03/24/18	4,095	4,102
First Data, 2018B New Term Loan
4.155%, 09/30/18	805	806
Hertz, Term Loan B1
3.750%, 03/12/18	697	697
Live Nation, Term Loan B
3.500%, 08/14/20	527	526
McGraw-Hill, Cov-Lite Term Loan
5.750%, 03/22/19	264	266
Power Buyer, Delay Draw
4.250%, 05/06/20	66	66
Power Buyer, Second Lien
8.250%, 11/06/20	180	178
Power Buyer, Term Loan
4.250%, 05/06/20	527	524
Sabre, Term Loan B-2
4.500%, 02/19/19	100	99
Sabre, Term Loan C
4.000%, 02/15/18	236	236
Securitas Direct
0.000%, 08/30/19(H)	3,000	4,360
Spin Holdco (Coinmach), Term Loan B
4.250%, 11/14/19	110	109
Springer Science Business Media, Term Loan B2
5.000%, 07/24/20	274	274
Tervita Corp, Term Loan
6.250%, 05/14/18	200	198
USIC Holdings, Term Loan
4.000%, 07/24/20	189	188

Total Service		27,997

Sovereign [0.3%]
Tanzania Term Loan
6.130%, 03/03/20	4,000	3,980

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Telecommunications [2.3%]
Cincinnati Bell, Term Loan B - 2013
4.000%, 08/20/20	$1,926	$1,924
Consolidated Communications, Term Loan
4.250%, 12/20/20	374	376
Eircom Finco
0.000%, 09/30/19(H)	3,000	3,981
Frontier Communications, Term Loan A
3.035%, 10/15/16	4,429	4,418
Integra Telecom, Second Lien
9.750%, 02/21/20	165	169
Integra Telecom, Term B Loan
5.250%, 02/22/19	465	467
Intelsat Jackson Holdings, Term Loan B2
3.750%, 06/30/19	2,488	2,492
Level 3 Communications, Term Loan B - 2020
4.000%, 01/15/20	4,020	4,025
Level 3 Communications, Term Loan B-3 -2019
4.000%, 08/01/19	1,145	1,148
LTS Buyer (Light Tower), Second Lien
8.000%, 04/12/21	51	51
LTS Buyer (Light Tower), Term Loan
4.000%, 04/13/20	1,014	1,007
TASC
4.500%, 12/18/15	541	508
Telenet Communications
0.000%, 06/30/23(H)	3,000	4,123
Windstream, Term Loan B4
3.500%, 01/10/20	316	315
Zayo Group, Term Loan B - 2012
4.000%, 07/02/19	3,420	3,421

Total Telecommunications		28,425

Transportation [0.6%]
Affinia Group, Term Loan B-2
4.750%, 04/25/20	114	114
Allison Transmission, New Term B2
3.160%, 08/07/17	39	39
Allison Transmission, Term Loan B3 (2013)
3.750%, 08/23/19	1,308	1,308

Description	Face Amount (000)	Value (000)
Chrysler Automotive, 2014 Term Loan B
3.250%, 12/05/18	$1,500	$1,493
Chrysler Group
4.250%, 05/24/17	1,266	1,265
Commercial Barge Line Company, Term Loan B
7.500%, 09/20/19	297	297
CS Intermedia Holdco 2 LLC, Term Loan
0.000%, 03/26/21(H)	285	285
FleetPride, Term Loan B
5.250%, 11/15/19	212	209
Key Safety Systems, Term Loan B
4.750%, 05/18/18	149	149
Navios Maritime Partners, Term Loan B
5.250%, 06/19/18	352	358
Navistar, Tranche B Term Loan
5.750%, 08/17/17	300	305
Remy International, Term Loan - 2013
4.250%, 02/28/20	435	436
Schaeffler Finance BV, Term Loan C
4.250%, 01/20/17	600	602
Tomkins (Pinafore), Term B-2 Loan
3.750%, 09/29/16	417	417
Tower Auto Holdings, Term Loan B - 2020
4.750%, 04/23/20	223	223
Wabash National, Term Loan
4.500%, 05/08/19	173	174

Total Transportation		7,674

Utility [0.8%]
Astoria Generating Co Acquisitions, Term Loan
8.500%, 10/26/17	280	289
Calpine, Construction TL B1 (2020)
3.000%, 04/24/20	149	146
Calpine, Construction TL B2 (2022)
3.250%, 01/02/22	1,095	1,075
Calpine, Term Loan
4.000%, 04/01/18	805	807
Calpine, Term Loan B2
4.000%, 04/02/18	83	83

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Calpine, Term Loan B3
4.000%, 09/27/19	$1,573	$1,576
Calpine, Term Loan B4
4.000%, 10/30/20	1,152	1,155
Dynegy, Term Loan B-2
4.000%, 04/23/20	328	329
EFS Cogen Holdings I, Term Loan
3.750%, 11/20/20	514	516
Empire Generating Co, LLC, Term Loan B
5.250%, 03/12/21	435	434
Empire Generating Co, LLC, Term Loan C
5.250%, 03/12/21	30	30
ExGen Renewables I, LLC, Term Loan
0.000%, 02/06/21(H)	400	405
La Frontera Generation, Term Loan B
4.500%, 09/30/20	1,006	1,006
NGPL Pipeco, Term Loan
6.750%, 09/15/17	54	53
NRG Energy, Term Loan
2.750%, 07/01/18	952	943
TPF Generation Holdings, Term Loan B - 2013
4.750%, 11/06/17	924	888
TPF II, First Lien Term Loan
6.500%, 08/16/19	184	186
Viva Alamo LLC, Term Loan B
4.750%, 02/17/21	240	240

Total Utility		10,161

Wireless Communications [0.5%]
Cellular South, Term Loan B
3.250%, 05/22/20	84	84
Crown Castle International, Incremental Term Loan B
3.250%, 01/29/21	2,962	2,951
nTelos, Term Loan B
5.750%, 11/08/19	997	988
SBA Senior Finance, Tranche B-1 Term Loan
3.250%, 03/24/21	650	647
Syniverse Technologies, Old Term Loan B
4.000%, 04/23/19	775	774

Description	Face Amount (000)	Value (000)
Syniverse Technologies, Tranche B Term Loan
4.000%, 04/23/19	$887	$887

Total Wireless Communications		6,331

Total Loan Participations
(Cost $361,828)		363,211

Life Settlement Contracts [4.2%] (F)(G)(I)
AXA Equitable Life #0474, Acquired 11/04/2013*	7,290	8,815
AXA Equitable Life #0932, Acquired 11/04/2013*	1,014	2,776
AXA Equitable Life #1898, Acquired 11/04/2013*	441	129
AXA Equitable Life #4496, Acquired 11/04/2013*	115	519
AXA Equitable Life #7233, Acquired 11/04/2013*	395	828
AXA Equitable Life #7578, Acquired 11/04/2013*	2,104	1,043
AXA Equitable Life #7857, Acquired 11/04/2013*	2,297	2,232
AXA Equitable Life #8538, Acquired 11/04/2013*	1,333	1,499
AXA Equitable Life #9345, Acquired 11/04/2013*	143	—
Guardian Insurance #0346, Acquired 11/04/2013*	646	1,772
ING Reliastar #1234, Acquired 12/05/2013*	1,067	1,935
ING Reliastar #1649, Acquired 12/05/2013*	61	852
ING Reliastar #4842, Acquired 11/20/2013*	921	1,749
John Hancock #2223, Acquired 11/19/2013*	1,280	2,616
John Hancock #5080, Acquired 11/19/2013*	313	1,362
Mass Mutual #1849, Acquired 11/05/2013*	2,926	3,003
Mass Mutual #5681, Acquired 11/05/2013*	288	1,361
Mass Mutual #6620, Acquired 11/05/2013*	222	1,053
Principal Financial #6653, Acquired 10/30/2013*	306	971
Security Mutual Life #5380, Acquired 10/30/2013*	410	554
Transamerica #0152, Acquired 10/28/2013*	2,916	3,713

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)	Value (000)
Transamerica #1708, Acquired 10/28/2013*	$957	$2,461
Transamerica #2275, Acquired 10/28/2013*	6,252	5,874
Transamerica #3426, Acquired 11/12/2013*	274	495
Transamerica #8205, Acquired 10/28/2013*	714	1,230
Union Central Life #4500, Acquired 10/30/2013*	790	3,022

Total Life Settlement Contracts
(Cost $35,475)		51,864

Sovereign Debt [2.2%]
Arab Republic of Egypt
4.717%, 01/04/21(I) (J)	3,403	2,802
Bosnia & Herzegovina Government International Bond
1.154%, 12/11/21(C)	1,193	1,331
1.063%, 12/11/17(C)	1,963	2,285
Deutsche Bank, MTN
5.319%, 06/21/16(C)	1,083	1,485
Egyptian Paris Club
2.390%, 01/01/21(I) (J)	253	209
Ghana Government Bond
14.250%, 07/25/16(I)	1,489	453
Mozambique EMATUM Finance 2020 BV
6.305%, 09/11/20	4,000	3,820
Republic of Angola
6.597%, 12/06/20	7,000	6,965
United Republic of Tanzania
6.332%, 03/09/20(C)	1,000	1,059
Republic of Serbia
6.750%, 11/01/24(D)	3,210	3,222
Sri Lanka Government International Bond
6.000%, 01/14/19	4,000	4,185

Total Sovereign Debt
(Cost $27,527)		27,816

Description	Face Amount (000)/Number of Warrants	Value (000)
Asset-Backed Securities [1.2%]
BT SPE (Acquired 07/06/11, Acquisition Cost $10,781,378)
9.250%, 06/06/16(F)(I)	$9,890	$9,315
Start CLO, Ser 2011-7A, Cl A
15.235%, 06/09/16(A) (C)	3,500	3,695
Yapi Kredi Diversified Payment Rights Finance, Ser 2010-1, Cl A
0.869%, 11/21/14(C)(I)	1,412	1,399

Total Asset-Backed Securities
(Cost $14,815)		14,409

Convertible Bonds [0.8%]
Diversified Minerals [0.2%]
African Minerals
8.500%, 02/10/17	2,600	2,470

Medical Products & Services [0.1%]
Bio City Development B.V
8.000%, 07/06/18(I)	1,000	850

Metal-Iron [0.1%]
London Mining Jersey
12.000%, 02/15/16	1,500	1,410

Miscellaneous Manufacturing [0.4%]
Dana Gas Sukuk
7.000%, 10/31/17	2,522	2,706
TMK Bonds
5.250%, 02/11/15	2,000	1,970

Total Miscellaneous Manufacturing		4,676

Total Convertible Bonds
(Cost $9,526)		9,406

Warrants* [0.4%]
Central Bank of Nigeria,
Expires 11/15/20	34,250	5,617

Total Warrants
(Cost $6,166)		5,617

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 80

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)/Shares	Value (000)
Mortgage-Backed Securities [0.2%]
Russian Mortgage Backed Security
1.140%, 05/15/34(I)	$1,250	$1,203
Sealane Trade Finance, Ser 2011-1X, Cl A
14.234%, 02/12/16(C)	1,000	1,056

Total Mortgage-Backed Securities
(Cost $2,193)		2,259

Sovereign Loan [0.2%]
Kenya Ministry of Finance
5.143%, 05/15/14	2,000	1,990

Total Sovereign Loan
(Cost $1,997)		1,990

Common Stock [0.0%]
Energy [0.0%]
Aventine Renewable Energy Holdings *(I)	3,836	38
Lone Pine Resource *(I)	9,355	—
Lone Pine Resource A *(I)	9,355	23

Total Energy		61

Services [0.0%]
A’Ayan Leasing *(F)	1,113,750	221

Total Common Stock
(Cost $477)		282

Short-Term Investment [11.8%]
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	145,284,142	145,284

Total Short-Term Investment
(Cost $145,284)		145,284

Total Investments [101.0%]
(Cost $1,212,952)		$1,243,968

Percentages are based on Net Assets of $1,231,611 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2014, the value of these securities amounted to $182,497 (000), representing 14.8% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(C)	Floating Rate Security — The rate reported is the rate in effect on March 31, 2014.

(D)	Step Bond — The rate reported is the rate in effect on March 31, 2014. The coupon on a step bond changes on a specific date.

(E)	Is Payment in Kind.

(F)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of March 31, 2014 was $61,400 (000) and represented 5.0% of Net Assets of the Fund.

(G)	Security is considered restricted. The total market value of such securities as of March 31, 2014 was $51,864 (000) and represented 4.2% of Net Assets of the Fund.

(H)	Unsettled bank loan.

(I)	Security is considered illiquid. The total market value of such securities as of March 31, 2014 was $77,389 (000) and represented 6.3% of the Net Assets of the Fund.

(J)	Rate shown is the effective yield at time of purchase.

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

EUR — Euro

GBP — British Pound Sterling

HMO — Health Maintenance Organization

LLC — Limited Liability Corporation

LLP — Limited Liability Partnership

MLP — Master Limited Partnership

MTN — Medium Term Note

NOK — Norwegian Krone

PLC — Public Limited Company

SEK — Swedish Krone

Ser — Series

SPE — Special Purpose Entity

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 81

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (continued)

A list of the open forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
4/30/2014	EUR	10,107	USD	13,900	$(23)
4/30/2014	GBP	3,735	USD	6,206	(20)
4/30/2014	NOK	26,296	USD	4,429	42
5/2/2014	SEK	22,000	USD	3,318	(79)
5/2/2014	USD	147	SEK	936	(2)
7/15/2014	CHF	2,360	USD	2,615	(57)
					$(139)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at March 31, 2014, is as follows:

Counterparty	Currency to Deliver (000)	Currency to Receive (000)	Unrealized Depreciation (000)
US Bank	$(30,751)	$30,612	$(139)

For the period ended March 31, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$621,830	$—	$621,830
Loan Participations	—	360,409	2,802	363,211
Life Settlement Contracts	—	—	51,864	51,864
Sovereign Debt	—	27,607	209	27,816
Asset-Backed Securities	—	—	14,409	14,409
Convertible Bonds	—	9,406	—	9,406
Warrants	5,617	—	—	5,617
Mortgage-Backed Securities	—	1,203	1,056	2,259
Sovereign Loan	—	1,990	—	1,990
Common Stock	—	282	—	282
Short-Term Investment	145,284	—	—	145,284
Total Investments in Securities	$150,901	$1,022,727	$70,340	$1,243,968

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$42	$—	$42
Unrealized Depreciation	—	(181)	—	(181)
Total Other Financial Instruments	$—	$(139)	$—	$(139)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)
Of the $70,340 (000) in Level 3 securities as of March 31, 2014, $221 (000) or 0.02% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2014:

	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Sovereign Debt
Beginning balance as of October 1, 2013	$995	$—	$234
Accrued discounts/ premiums	(4)	—	5
Realized gain/(loss)	2	—	9
Change in unrealized appreciation/(depreciation)	(1)	16,388	5
Purchases	—	35,476	—
Sales/paydowns	(992)	—	(44)
Transfers into Level 3	2,802	—	—
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2014	$2,802	$51,864	$209
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$—	$16,388	$5

	Investments in Asset-Backed Securities	Investments in Mortgage-Backed Securities	Total
Beginning balance as of October 1, 2013	$18,301	$1,038	$20,568
Accrued discounts/ premiums	(34)	—	(33)
Realized gain/(loss)	(1)	—	10
Change in unrealized appreciation/(depreciation)	195	18	16,605
Purchases	—	—	35,476
Sales/paydowns	(4,052)	—	(5,088)
Transfers into Level 3	—	—	2,802
Transfers out of Level 3	—	—	—
Ending balance as of March 31, 2014	$14,409	$1,056	$70,340
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$195	$18	$16,606

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

consolidated schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund (concluded)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2014 (000)	Valuation Techniques
BT SPE	$9,315	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

Life Settlement Contracts	51,864	Discounted Cash Flow Model

Observable Inputs
N/A

		Unobservable Inputs	Range
		Discount Rate	14%
		Expected Maturity (months)	33-128

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities. Transfers between Levels are recognized at period end.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Multi-Asset Fund

Description	Shares	Value (000)
Exchange Traded Funds [41.5%]
Financial Select Sector SPDR	25,248	$564
Industrial Select Sector SPDR	11,351	594
iShares 7-10 Year Treasury Bond ETF	24,965	2,540
iShares Russell 3000 Index Fund	11,970	1,344
iShares S&P MidCap 400 Index Fund	8,135	1,118
SPDR S&P 500	9,498	1,776
SPDR S&P Dividend	15,412	1,134
Vanguard REIT	5,235	370
Vanguard Small Cap Value	10,845	1,225

Total Exchange Traded Funds
(Cost $9,573)		10,665

Unaffiliated Registered Investment Companies [27.1%]
Eaton Vance Floating Rate Advantage Fund	136,530	1,523
ING Global Real Estate Fund	46,443	876
Ivy High Income Fund	169,075	1,480
Oppenheimer Senior Floating Rate Fund	91,150	766
Vanguard Short-Term Bond Index Fund	222,143	2,333

Total Registered Investment Companies
(Cost $6,905)		6,978

Affiliated Registered Investment Companies † [15.7%]
City National Rochdale Corporate Bond Fund, Servicing Class	151,889	1,622
City National Rochdale Government Bond Fund, Institutional Class	111,358	1,167
City National Rochdale Limited Maturity Fixed Income Fund, Institutional Class	110,714	1,238

Total Affiliated Registered Investment Companies
(Cost $4,082)		4,027

Description	Shares	Value (000)
Short-Term Investments [15.7%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%*†	2,013,284	$2,013
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%*	2,012,977	2,013

Total Short-Term Investments
(Cost $4,026)		4,026

Total Investments [100.0%]
(Cost $24,586)		$25,696

Percentages are based on Net Assets of $25,688 (000).

*	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate (See Note 5).

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of March 31, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Dividend & Income Fund

Description	Shares	Value (000)
Common Stock [93.8%] ‡
Consumer Discretionary [4.9%]
Mattel	95,500	$3,831
McDonald’s	33,800	3,313
Regal Entertainment Group, Cl A	82,300	1,537

Total Consumer Discretionary		8,681

Consumer Staples [25.2%]
Altria Group	14,250	533
B&G Foods	70,900	2,135
Campbell Soup	15,000	673
Clorox	32,100	2,825
Coca-Cola	18,000	696
ConAgra Foods	27,800	863
Dr Pepper Snapple Group	52,900	2,881
General Mills	66,680	3,455
Hershey	14,400	1,503
Imperial Tobacco Group ADR	23,152	1,880
Kellogg	40,500	2,540
Kimberly-Clark	18,200	2,007
Kraft Foods Group	13,194	740
Lorillard	83,590	4,521
PepsiCo	8,000	668
Philip Morris International	52,600	4,306
Procter & Gamble	39,149	3,155
Reynolds American	10,692	571

Description	Shares	Value (000)
Sysco	61,600	$2,226
Unilever ADR	22,200	950
Vector Group	132,647	2,857
Wal-Mart Stores	35,200	2,690

Total Consumer Staples		44,675

Energy [12.3%]
Buckeye Partners	4,400	330
Chevron	30,683	3,649
ConocoPhillips	27,500	1,935
Crestwood Midstream Partners	60,071	1,354
Enbridge Energy Partners	15,000	411
Energy Transfer Partners	3,700	199
Enterprise Products Partners	36,292	2,517
Exxon Mobil	25,838	2,524
Kinder Morgan Energy Partners	5,700	421
NuStar Energy	11,250	618
Occidental Petroleum	25,500	2,430
ONEOK	18,500	1,096
ONEOK Partners	2,400	129
Plains All American Pipeline	60,725	3,347
Spectra Energy	4,753	176
TransCanada	13,928	634

Total Energy		21,770

Financials [5.9%]
Arthur J Gallagher	13,200	628
BB&T	33,000	1,326
Cincinnati Financial	51,700	2,516
Compass Diversified Holdings	32,000	605
FirstMerit	28,571	595
JPMorgan Chase	12,000	729
Mercury General	15,000	676
NBT Bancorp	25,935	634
People’s United Financial	30,000	446
Prospect Capital	120,000	1,296
Travelers	6,067	516
US Bancorp	10,000	429

Total Financials		10,396

Health Care [8.2%]
Bristol-Myers Squibb	62,000	3,221
Eli Lilly	48,400	2,849
GlaxoSmithKline ADR	32,000	1,710
Johnson & Johnson	38,200	3,752
Merck	28,150	1,598

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Dividend & Income Fund (continued)

Description	Shares	Value (000)
Pfizer	41,944	$1,347

Total Health Care		14,477

Industrials [4.5%]
3M	5,400	733
Eaton(A)	39,700	2,982
General Dynamics	14,500	1,579
General Electric	57,400	1,486
Honeywell International	1,872	174
Lockheed Martin	6,000	979

Total Industrials		7,933

Information Technology [2.1%]
IBM	2,000	385
Intel	83,000	2,142
Paychex	10,000	426
Seagate Technology	15,000	843

Total Information Technology		3,796

Materials [4.6%]
Dow Chemical	19,000	923
EI du Pont de Nemours	52,700	3,536
Nucor	15,000	758
Olin	57,000	1,574
Sonoco Products	24,000	985
Southern Copper	12,128	353

Total Materials		8,129

REITs [9.5%]
Apartment Investment & Management, Cl A	17,229	521
Camden Property Trust	8,914	600
EPR Properties	18,200	972
Government Properties Income Trust	35,000	882
Health Care Property Investors	33,546	1,301
Health Care REIT	11,612	692
Healthcare Realty Trust	17,000	411
Liberty Property Trust	17,385	642
Mack-Cali Realty	35,000	728
National Health Investors	20,000	1,209
National Retail Properties	36,500	1,253
Plum Creek Timber	24,000	1,009
Public Storage	10,000	257
QTS Realty Trust, Cl A	8,000	201
Ramco-Gershenson Properties Trust	4,000	65

Description	Shares	Value (000)
Select Income REIT	50,000	$1,513
Senior Housing Properties Trust	13,000	292
Sovran Self Storage	10,036	737
Tanger Factory Outlet Centers	27,984	979
Ventas	38,632	2,340
Weyerhaeuser	9,170	269

Total REITs		16,873

Shipping & Transportation [0.7%]
Fly Leasing ADR	87,370	1,311

Telecommunication Services [5.0%]
AT&T	84,500	2,963
Consolidated Communications Holdings	110,400	2,209
Verizon Communications	54,067	2,572
Windstream Holdings	136,128	1,122

Total Telecommunication Services		8,866

Utilities [10.9%]
AmeriGas Partners	28,200	1,191
Atmos Energy	15,000	707
Brookfield Infrastructure Partners	20,000	789
Cleco	4,536	230
DTE Energy	10,000	743
Duke Energy	31,006	2,208
Entergy	13,700	916
Ferrellgas Partners	7,300	169
FirstEnergy	38,000	1,293
Hawaiian Electric Industries	24,010	610
National Fuel Gas	13,286	931
NiSource	20,000	711
Northeast Utilities	37,492	1,706
Northwest Natural Gas	8,396	369
OGE Energy	33,600	1,235
ONE Gas *	4,625	166
Pinnacle West Capital	28,885	1,579
Portland General Electric	12,000	388
PPL	20,000	663
Suburban Propane Partners	11,200	465
UIL Holdings	11,000	405
United Utilities Group ADR	19,318	506
Wisconsin Energy	27,500	1,280

Total Utilities		19,260

Total Common Stock
(Cost $124,900)		166,167

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Dividend & Income Fund (continued)

Description	Shares/Face Amount (000)	Value (000)
Preferred Stock [0.8%]
REITs [0.5%]
CommonWealth	10,000	$252
First Potomac Realty Trust	10,000	253
National Retail Properties	10,000	243
Public Storage	10,000	236

Total REITs		984

Telecommunication Services [0.3%]
Qwest	10,000	261
Verizon Communications	10,000	250

Total Telecommunication Services		511

Total Preferred Stock
(Cost $1,500)		1,495

Asset-Backed Security [0.3%]
BT SPE (Acquired 07/06/11, Acquisition Cost $551,294)
9.250%, 06/06/16(B) (C) (D)	$506	476

Total Asset-Backed Security
(Cost $506)		476

Short-Term Investments [4.8%]
City National Rochdale Government Money Market Fund, 0.010%**†	4,248,195	4,248
SEI Daily Income Trust Government Fund, Cl A, 0.010%**	4,248,195	4,248

Total Short-Term Investments
(Cost $8,496)		8,496

Total Investments [99.7%]
(Cost $135,402)		$176,634

Percentages are based on Net Assets of $177,192 (000).

‡	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)	Foreign security

(B)	Security is considered illiquid. The total market value of such security as of March 31, 2014 was $476 (000) and represented 0.3% of net assets of the Fund.

(C)
Security fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such security as of March 31, 2014 was $476 (000) and represented 0.3% of net assets of the Fund .

(D)	Security is considered restricted. The total market value of such security as of March 31, 2014 was $476 (000) and represented 0.3% of net assets of the Fund .

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

SPE — Special Purpose Entity

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$166,167	$—	$—	$166,167
Preferred Stock	1,495	—	—	1,495
Asset-Backed Security	—	—	476	476
Short-Term Investments	8,496	—	—	8,496
Total Investments in Securities	$176,158	$—	$476	$176,634

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (000) as of March 31, 2014:

Investments in Asset-Backed Security (000)
Beginning balance as of October 1, 2013	$579
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	6
Purchases	—
Sales/paydowns	(109)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of March 31, 2014	$476
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$6

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Dividend & Income Fund (concluded)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of March 31, 2014. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at March 31, 2014 (000)	Valuation Techniques
BT SPE	$476	Discounted Cash Flow Model

Observable Inputs
Cumulated Collections
Cumulated Defaults
Annualized Default Rate
Cumulated Default Rate
Pace of Collection Pace of Defaults
Interest Rates

		Unobservable Inputs	Range
		Projected Default Rates	5%-12%
		Projected Collection Rates	90%-100%
		Expected Discount Rates	7%-9.25%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increased and decreased in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended March 31, 2014, the transfers into Level 1 were due to changes in the availability of observable inputs to determine fair value. Transfers between Levels are recognized at period end.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [98.5%]
Aerospace & Defense [3.8%]
Hexcel *	53,520	$2,330
Textron	72,020	2,830
United Technologies	29,020	3,391

Total Aerospace & Defense		8,551

Auto Components [1.5%]
Magna International	33,530	3,229

Biotechnology [6.5%]
Biogen Idec *	12,670	3,875
Celgene *	39,310	5,488
Gilead Sciences *	73,080	5,179

Total Biotechnology		14,542

Capital Markets [3.4%]
Affiliated Managers Group *	17,450	3,491
State Street	57,370	3,990

Total Capital Markets		7,481

Commercial Banks [3.4%]
CIT Group	60,050	2,944
Wells Fargo	93,640	4,658

Total Commercial Banks		7,602

Description	Shares	Value (000)
Communications Equipment [3.1%]
Ciena *	140,120	$3,187
Qualcomm	46,490	3,666

Total Communications Equipment		6,853

Computers & Peripherals [3.8%]
Apple	15,830	8,497

Construction & Engineering [3.5%]
Chicago Bridge & Iron	49,710	4,332
Quanta Services *	91,490	3,376

Total Construction & Engineering		7,708

Consumer Finance [2.5%]
American Express	61,660	5,551

Diversified Financial Services [5.2%]
Citigroup	124,120	5,908
JPMorgan Chase	93,640	5,685

Total Diversified Financial Services		11,593

Diversified Telecommunication Services [1.1%]
Verizon Communications	54,110	2,574

Energy Equipment & Services [4.0%]
National Oilwell Varco	54,170	4,218
Schlumberger	48,970	4,775

Total Energy Equipment & Services		8,993

Food & Staples Retailing [4.2%]
Costco Wholesale	28,730	3,209
CVS	80,490	6,025

Total Food & Staples Retailing		9,234

Food Products [2.5%]
ConAgra Foods	52,600	1,632
WhiteWave Foods, Cl A *	140,908	4,022

Total Food Products		5,654

Health Care Equipment & Supplies [2.6%]
Edwards Lifesciences *	38,270	2,838
Intuitive Surgical *	6,680	2,926

Total Health Care Equipment & Supplies		5,764

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale U.S. Core Equity Fund (continued)

Description	Shares	Value (000)
Hotels, Restaurants & Leisure [1.3%]
Starbucks	39,430	$2,893

Household Durables [1.9%]
PulteGroup	216,940	4,163

Insurance [3.4%]
ACE	24,110	2,388
Prudential Financial	60,280	5,103

Total Insurance		7,491

Internet Software & Services [5.2%]
Facebook, Cl A *	61,140	3,683
Google, Cl A *	7,020	7,824

Total Internet Software & Services		11,507

IT Services [4.1%]
MasterCard, Cl A	76,640	5,725
Visa, Cl A	15,920	3,436

Total IT Services		9,161

Leisure Equipment & Products [1.7%]
Polaris Industries	27,520	3,845

Life Sciences Tools & Services [2.0%]
Thermo Fisher Scientific	36,550	4,395

Machinery [3.6%]
Cummins	25,460	3,793
Wabtec	55,160	4,275

Total Machinery		8,068

Media [3.5%]
Comcast, Cl A	75,710	3,787
DIRECTV *	53,060	4,055

Total Media		7,842

Oil, Gas & Consumable Fuels [6.1%]
Cabot Oil & Gas	94,510	3,202
Continental Resources *	32,240	4,005
Exxon Mobil	33,390	3,262
Occidental Petroleum	31,350	2,987

Total Oil, Gas & Consumable Fuels		13,456

Description	Shares	Value (000)
Paper & Forest Products [1.1%]
International Paper	51,690	$2,372

Pharmaceuticals [3.3%]
Allergan	30,890	3,833
Mylan *	72,640	3,547

Total Pharmaceuticals		7,380

Professional Services [0.8%]
Verisk Analytics, Cl A *	30,440	1,825

Road & Rail [3.9%]
Hertz Global Holdings *	159,760	4,256
Union Pacific	23,160	4,346

Total Road & Rail		8,602

Software [1.0%]
Adobe Systems *	32,910	2,163

Specialty Retail [3.2%]
Home Depot	51,750	4,095
Lowe’s	61,770	3,021

Total Specialty Retail		7,116

Water Utilities [1.3%]
American Water Works	61,790	2,805

Total Common Stock
(Cost $187,315)		218,910

Short-Term Investments [2.4%]
City National Rochdale Prime Money Market Fund, Institutional Class, 0.010%**†	2,672,568	2,673
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010%**	2,672,568	2,673

Total Short-Term Investments
(Cost $5,346)		5,346

Total Investments [100.9%]
(Cost $192,661)		$224,256

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale U.S. Core Equity Fund (concluded)

Percentages are based on Net Assets of $222,292 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

Cl — Class

As of March 31, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Socially Responsible Equity Fund

Description	Shares	Value (000)
Common Stock [97.2%]
Apparel/Textiles [1.2%]
Coach	20,000	$993

Automotive [5.3%]
Ford Motor	100,200	1,563
Johnson Controls	24,400	1,155
Paccar	26,000	1,753

Total Automotive		4,471

Banks [5.0%]
Bank of America	124,400	2,140
CIT Group	41,500	2,034

Total Banks		4,174

Broadcasting & Cable [1.9%]
Cisco Systems	71,900	1,611

Building & Construction [2.0%]
Owens Corning	37,900	1,636

Business Services [2.0%]
Xerox	145,300	1,642

Chemicals [1.9%]
EI du Pont de Nemours	24,100	1,617

Commercial Banks [2.5%]
BB&T	52,400	2,105

Description	Shares	Value (000)
Communication & Media [2.6%]
Starz *	67,600	$2,182

Computer Software [2.5%]
Microsoft	51,400	2,107

Drugs [2.5%]
AbbVie	39,900	2,051

Electrical Services [4.3%]
Eaton	25,900	1,946
Northeast Utilities	36,700	1,670

Total Electrical Services		3,616

Electronic Equipment & Instruments [1.5%]
Arrow Electronics *	21,700	1,288

Financial Services [2.7%]
American Express	13,400	1,206
CME Group, Cl A	13,700	1,014

Total Financial Services		2,220

Food, Beverage & Tobacco [2.8%]
PepsiCo	27,600	2,305

Healthcare Products & Services [0.9%]
Cardinal Health	11,300	791

Household Furniture & Fixtures [1.9%]
Stanley Black & Decker	19,200	1,560

Insurance [15.1%]
American International Group	47,000	2,350
Berkshire Hathaway, Cl B *	13,400	1,675
Chubb	8,900	795
DaVita HealthCare Partners *	23,000	1,583
Genworth Financial, Cl A *	151,900	2,693
HCC Insurance Holdings	32,300	1,469
Symetra Financial	102,000	2,022

Total Insurance		12,587

Machinery [1.0%]
Titan International	45,200	858

Medical Products & Services [10.2%]
Baxter International	26,800	1,972
Becton Dickinson	14,000	1,639
Covidien	22,900	1,687

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Socially Responsible Equity Fund (concluded)

Description	Shares	Value (000)
Laboratory Corp of America Holdings *	18,000	$1,768
Patterson	35,300	1,474

Total Medical Products & Services		8,540

Personal Products [1.5%]
Elizabeth Arden *	42,100	1,242

Petroleum & Fuel Products [11.3%]
ConocoPhillips	30,000	2,111
Denbury Resources	104,500	1,714
Phillips 66	9,900	763
Southwestern Energy *	55,700	2,563
Spectra Energy	41,700	1,540
Whiting Petroleum *	11,300	784

Total Petroleum & Fuel Products		9,475

Printing & Publishing [1.5%]
Tyco International	29,875	1,267

Property & Casualty Insurance [1.4%]
Fidelity National Financial, Cl A	37,700	1,185

Real Estate Investment Trust [3.2%]
Redwood Trust	60,400	1,225
Weyerhaeuser	50,500	1,482

Total Real Estate Investment Trust		2,707

Real Estate Management & Development [2.5%]
Brookfield Asset Management, Cl A	50,000	2,043

Semi-Conductors [1.5%]
Broadcom, Cl A	40,200	1,265

Telephones & Telecommunications [3.6%]
Corning	78,900	1,643
Verizon Communications	10,704	509
Vodafone Group ADR	22,200	817

Total Telephones & Telecommunications		2,969

Transportation Services [0.9%]
United Parcel Service, Cl B	7,400	721

Total Common Stock
(Cost $63,476)		81,228

Description	Shares	Value (000)
Short-Term Investment [1.7%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	1,436,354	$1,436

Total Short-Term Investment
(Cost $1,436)		1,436

Total Investments [98.9%]
(Cost $64,912)		82,664

Percentages are based on Net Assets of $83,561 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

As of March 31, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Emerging Markets Fund

Description	Shares	Value (000)
Common Stock [90.3%]
China [26.5%]
AAC Technologies Holdings	1,299,200	$6,725
ANTA Sports Products	2,606,000	4,348
China Medical System Holdings	1,580,300	1,789
China Pioneer Pharma Holdings	13,223,000	6,972
China State Construction International Holdings	4,034,000	6,834
CIMC Enric Holdings	3,664,000	5,168
Fufeng Group	12,079,000	4,594
Goodbaby International Holdings	11,561,705	6,171
Great Wall Motor, Cl H	3,278,000	16,440
Li Ning *	3,425,000	2,314
Man Wah Holdings	1,938,000	3,273
Ping An Insurance Group of China, Cl H	758,500	6,288
Shanghai Fosun Pharmaceutical Group, Cl H	551,000	1,918
Shanghai Pharmaceuticals Holding, Cl H	1,404,900	3,195
Sunac China Holdings	10,571,000	6,133
Sunny Optical Technology Group	6,404,000	6,233
Tencent Holdings	220,900	15,364
Tingyi Cayman Islands Holding	1,326,000	3,804
XTEP International Holdings	12,005,000	5,138
Zhejiang Expressway, Cl H	5,250,000	4,785
ZTE, Cl H	1,818,100	3,530

Total China		121,016

Description	Shares	Value (000)
Hong Kong [16.0%]
Chaowei Power Holdings	8,015,000	$3,265
China Gas Holdings	4,132,000	6,457
Chow Sang Sang Holdings International	1,643,000	3,889
CPMC Holdings	4,619,000	3,668
Freetech Road Recycling Technology Holdings	12,142,000	3,914
Galaxy Entertainment Group *	1,804,000	15,687
Geely Automobile Holdings	7,235,000	2,845
Magic Holdings International	7,764,000	6,296
NagaCorp	14,314,600	14,912
REXLot Holdings	26,625,000	3,089
SJM Holdings	1,771,000	4,978
Skyworth Digital Holdings	7,691,088	4,224

Total Hong Kong		73,224

India [25.0%]
Amtek Auto (A)	1,847,730	4,922
Bajaj Auto (A)	145,682	5,083
Bharti Airtel (A)	1,038,943	5,528
CESC (A)	540,329	4,535
Crompton Greaves (A)	1,313,394	3,527
Dr. Reddy’s Laboratories ADR	152,200	6,682
Emami (A)	534,681	3,897
HDFC Bank (A)	323,793	4,060
HDFC Bank ADR	78,500	3,221
ICICI Bank (A)	63,161	1,317
ICICI Bank ADR	291,767	12,779
ITC (A)	826,492	4,883
Kotak Mahindra Bank (A)	404,648	5,292
KPIT Technologies (A)	928,933	2,502
McLeod Russel India (A)	828,708	4,244
Mindtree (A)	162,484	3,594
Persistent Systems (A)	171,540	3,014
Shree Cement (A)	27,260	2,588
Sobha Developers (A)	593,022	3,719
Sun Pharmaceutical Industries (A)	337,004	3,243
Tata Global Beverages (A)	1,875,017	4,711
Tata Motors, Cl A (A)	915,068	3,101
Tata Motors ADR	111,800	3,959
Tech Mahindra (A)	175,827	5,286
United Spirits (A)	107,352	4,759
Vardhman Textiles (A)	620,334	3,669

Total India		114,115

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

schedule of investments
March 31, 2014 (Unaudited)

City National Rochdale Emerging Markets Fund (concluded)

Description	Shares	Value (000)
Indonesia [7.3%]
Bank Mandiri Persero	3,094,700	$2,575
Bank Pembangunan Daerah Jawa Barat Dan Banten	10,415,700	958
Ciputra Development	36,147,600	3,691
Global Mediacom	12,833,100	2,655
Lippo Karawaci	34,428,600	3,288
Media Nusantara Citra	11,803,200	2,732
Ramayana Lestari Sentosa	42,357,500	5,183
Surya Citra Media	29,078,300	8,191
United Tractors	2,181,500	3,985

Total Indonesia		33,258

Malaysia [3.7%]
Berjaya Sports Toto	949,000	1,154
Genting Malaysia	2,015,200	2,592
Magnum	4,164,600	3,813
Malayan Banking	1,834,577	5,438
My EG Services	2,870,100	2,488
Sime Darby	523,355	1,492

Total Malaysia		16,977

Philippines [5.1%]
GT Capital Holdings	377,320	6,609
Megaworld	74,942,426	7,002
Metropolitan Bank & Trust	1,823,002	3,142
SM Prime Holdings	20,256,375	6,595

Total Philippines		23,348

Thailand [6.0%]
Charoen Pokphand Foods - Foreign	5,299,629	4,574
Krung Thai Bank - Foreign	8,441,450	4,866
LPN Development NVDR	6,174,501	3,046
LPN Development	2,200,000	1,085
Minor International - Foreign	8,835,150	6,754
PTT Exploration & Production - Foreign	700,412	3,390
Siam Cement - Foreign	295,500	3,790

Total Thailand		27,505

United States [0.7%]
Cognizant Technology Solutions, Cl A *	68,600	3,472

Total Common Stock
(Cost $355,232)		412,915

Description	Shares	Value (000)
Short-Term Investments [7.9%]
City National Rochdale Government Money Market Fund, 0.010%**†	24,687,246	$24,687
SEI Daily Income Trust Government Fund, Cl A, 0.010%**	11,481,371	11,481

Total Short-Term Investments
(Cost $36,168)		36,168

Total Investments [98.2%]
(Cost $391,400)		$449,083

Percentages are based on Net Assets of $457,125 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of March 31, 2014.

†	Investment in Affiliate.

(A)	Securities held through a Mauritius Subsidiary.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

As of March 31, 2014, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 95

statements of assets and liabilities (000)
March 31, 2014 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Prime Money Market Fund	City National Rochdale California Tax Exempt Money Market Fund	City National Rochdale Limited Maturity Fixed Income Fund
ASSETS:
Cost of securities (including repurchase agreements)	$3,478,401	$1,176,181	$901,217	$28,752
Investments in securities, at value	$3,303,401	$1,087,181	$901,217	$28,805
Affiliated investments, at value	—	—	—	220
Repurchase agreements, at value	175,000	89,000	—	—
Cash	—	—	17,126	—
Dividend and interest receivable	2,439	897	750	178
Investment advisory fees receivable	—	—	21	—
Prepaid expenses	219	74	52	2
Total Assets	3,481,059	1,177,152	919,166	29,205

LIABILITIES:
Payable for income distributions	10	7	2	8
Payable for investment securities purchased	—	—	17,000	—
Investment advisory fees payable	48	71	—	4
Shareholder servicing and distribution fees payable	30	10	3	5
Administrative fees payable	47	20	17	9
Accrued expenses	493	209	140	23
Total Liabilities	628	317	17,162	49
Net Assets	$3,480,431	$1,176,835	$902,004	$29,156

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$3,480,432	$1,176,850	$902,004	$30,852
Distributions in excess of net investment income	—	—	—	(4)
Accumulated net realized loss on investments	(1)	(15)	—	(1,965)
Net unrealized appreciation on investments	—	—	—	273
Net Assets	$3,480,431	$1,176,835	$902,004	$29,156

Institutional Class Shares:
Net Assets ($Dollars)	$—	$53,785,027	$—	$24,092,827
Total shares outstanding at end of period	—	53,785,031	—	2,154,080
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$1.00	$—	$11.18

Class N Shares:
Net Assets ($Dollars)	$2,723,914,294	$328,600,108	$653,099,756	$5,063,492
Total shares outstanding at end of period	2,723,912,528	328,662,623	653,102,675	452,450
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00	$11.19

Class S Shares:
Net Assets ($Dollars)	$596,757,182	$187,939,368	$61,351,086	$—
Total shares outstanding at end of period	596,758,236	187,905,022	61,347,582	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00	$—

Servicing Class Shares:
Net Assets ($Dollars)	$159,759,726	$606,510,953	$187,553,439	$—
Total shares outstanding at end of period	159,761,016	606,590,874	187,555,525	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$1.00	$1.00	$1.00	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 96

statements of assets and liabilities (000)
March 31, 2014 (Unaudited)

	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund	City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including affiliated investments)	$172,873	$135,087	$71,117	$183,393
Investments in securities, at value	$173,252	$135,868	$69,243	$171,326
Affiliated investments, at value	801	1,755	2,987	14,056
Dividend and income receivable	615	1,220	719	2,463
Receivable for capital shares sold	693	418	138	5,723
Deferred offering costs	—	—	—	22
Prepaid expenses	8	7	3	—
Total Assets	175,369	139,268	73,090	193,590

LIABILITIES:
Payable for income distributions	17	156	75	355
Payable for capital shares redeemed	281	126	263	60
Payable for investment securities purchased	—	—	1,712	16,888
Investment advisory fees payable	57	40	8	51
Shareholder servicing and distribution fees payable	25	30	15	42
Administrative fees payable	11	10	9	10
Accrued expenses	41	42	29	22
Total Liabilities	432	404	2,111	17,428
Net Assets	$174,937	$138,864	$70,979	$176,162

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$175,304	$135,528	$69,633	$174,173
Undistributed (Distributions in excess of) net investment income	(14)	6	—	—
Accumulated net realized gain (loss) on investments	(1,533)	794	233	—
Net unrealized appreciation on investments	1,180	2,536	1,113	1,989
Net Assets	$174,937	$138,864	$70,979	$176,162

Institutional Class Shares:
Net Assets ($Dollars)	$58,613,257	$—	$—	$—
Total shares outstanding at end of period	5,594,517	—	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.48	$—	$—	$—

Class N Shares:
Net Assets ($Dollars)	$2,351,889	$3,354,120	$10,036,799	$76,820,539
Total shares outstanding at end of period	224,116	313,646	945,893	7,450,133
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.49	$10.69	$10.61	$10.31

Servicing Class Shares:
Net Assets ($Dollars)	$113,972,112	$135,510,233	$60,941,713	$99,341,379
Total shares outstanding at end of period	10,882,254	12,687,223	5,759,312	9,629,629
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$10.47	$10.68	$10.58	$10.32

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 97

statements of assets and liabilities/
consolidated statement of assets and liabilities (000)
March 31, 2014 (Unaudited)

	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Multi-Asset Fund
ASSETS:
Cost of securities (including affiliated investments)	$124,938	$210,879	$1,212,952	$24,586
Investments in securities, at value	$127,581	$213,540	$1,243,968	$19,656
Affiliated investments, at value	848	130	—	6,040
Cash	6	—	15,868	37
Foreign Currency(1)	—	—	1,139	—
Dividend and income receivable	2,583	2,048	14,947	16
Receivable for capital shares sold	105	662	6,250	1
Receivable for investment securities sold	795	—	15,584	—
Unrealized gain on forward foreign currency contracts	—	—	42	—
Prepaid expenses	8	5	43	1
Total Assets	131,926	216,385	1,297,841	25,751

LIABILITIES:
Payable for income distributions	280	—	—	—
Payable for capital shares redeemed	118	121	641	18
Payable for investment securities purchased	7,270	—	64,111	—
Unrealized loss on forward foreign currency contracts	—	—	181	—
Investment advisory fees payable	54	71	519	7
Shareholder servicing and distribution fees payable	38	74	260	10
Administrative fees payable	10	11	26	8
Accrued expenses	42	42	492	20
Total Liabilities	7,812	319	66,230	63
Net Assets	$124,114	$216,066	$1,231,611	$25,688

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$117,347	$216,360	$1,205,786	$25,408
Undistributed (Distributions in excess of) net investment income	13	24	(632)	(34)
Accumulated net realized gain (loss) on investments and foreign currency	3,263	(3,109)	(4,578)	(796)
Net unrealized appreciation on:
Investments	3,491	2,791	31,016	1,110
Translation of other assets and liabilities denominated in foreign currencies	—	—	19	—
Net Assets	$124,114	$216,066	$1,231,611	$25,688

Institutional Class Shares:
Net Assets ($Dollars)	$40,951,291	$40,507,085	$—	$—
Total shares outstanding at end of period	4,595,647	1,550,682	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.91	$26.12	$—	$—

Class N Shares:
Net Assets ($Dollars)	$36,614,014	$175,559,385	$1,231,610,588	$19,729,554
Total shares outstanding at end of period	4,110,049	6,720,764	44,772,629	1,779,178
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.91	$26.12	$27.51	$11.09

Servicing Class Shares:
Net Assets ($Dollars)	$46,548,576	$—	$—	$5,958,007
Total shares outstanding at end of period	5,225,495	—	—	536,790
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$8.91	$—	$—	$11.10

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $1,138 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 98

statements of assets and liabilities (000)
March 31, 2014 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Socially Responsible Fund	City National Rochdale Emerging Markets Fund
ASSETS:
Cost of securities (including affiliated investments)	$135,402	$192,661	$64,912	$391,400
Investments in securities, at value	$172,386	$221,583	$82,664	$424,396
Affiliated investments, at value	4,248	2,673	—	24,687
Cash	10	—	—	—
Foreign Currency(1)	—	—	—	11,207
Dividend and income receivable	374	133	54	170
Receivable for investment securities sold	—	—	1,000	1,406
Receivable for capital shares sold	469	274	149	1,799
Prepaid expenses	6	8	3	12
Total Assets	177,493	224,671	83,870	463,677

LIABILITIES:
Payable for capital shares redeemed	111	107	214	301
Payable for investment securities purchased	—	2,062	—	5,630
Investment advisory fees payable	67	86	48	373
Shareholder servicing and distribution fees payable	73	63	9	186
Administrative fees payable	11	12	9	15
Accrued expenses	39	49	29	47
Total Liabilities	301	2,379	309	6,552
Net Assets	$177,192	$222,292	$83,561	$457,125

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$143,359	$189,336	$62,599	$404,524
Undistributed (Distributions in excess of) net investment income	(222)	(3)	5	(1,808)
Accumulated net realized gain (loss) on investments and foreign currencies	(7,177)	1,364	3,205	(3,538)
Net unrealized appreciation on:
Investments	41,232	31,595	17,752	57,683
Foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	—	264
Net Assets	$177,192	$222,292	$83,561	$457,125

Institutional Class Shares:
Net Assets ($Dollars)	$—	$50,395,213	$50,338,036	$—
Total shares outstanding at end of period	—	3,794,825	4,405,792	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$13.28	$11.43	$—

Class N Shares:
Net Assets ($Dollars)	$177,191,813	$85,805,658	$33,222,470	$457,124,929
Total shares outstanding at end of period	5,138,632	6,515,275	2,914,262	12,458,682
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$34.48	$13.17	$11.40	$36.69

Servicing Class Shares:
Net Assets ($Dollars)	$—	$86,091,495	$—	$—
Total shares outstanding at end of period	—	6,530,157	—	—
Net asset value, offering and redemption price per share
(net assets ÷ shares outstanding)	$—	$13.18	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

(1)	Cost of foreign currency $10,933 (000).

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 99

statements of operations (000)
For the six months ended March 31, 2014 (Unaudited)

	City National Rochdale Government Money Market Fund	City National Rochdale Prime Money Market Fund	City National Rochdale California Tax Exempt Money Market Fund	City National Rochdale Limited Maturity Fixed Income Fund
INCOME:
Interest Income	$1,694	$1,000	$309	$243
Total Investment Income	1,694	1,000	309	243

EXPENSES:
Investment Advisory Fees	4,775	1,582	1,293	94
Shareholder Servicing Fees — Class N(1)	8,219	1,050	1,947	12
Shareholder Servicing Fees — Class S(1)	1,984	864	264	—
Shareholder Servicing Fees — Servicing Class	194	774	225	—
Administration Fees	366	156	129	49
Transfer Agent Fees	251	91	65	3
Trustee Fees	50	23	18	8
Professional Fees	187	74	55	10
Printing Fees	77	28	20	1
Custody Fees	134	50	29	2
Registration Fees	89	33	26	1
Insurance and Other Expenses	147	59	43	2
Total Expenses	16,473	4,784	4,114	182
Less, Waivers of:
Investment Advisory Fees	(4,483)	(1,124)	(1,293)	(44)
Reimbursement of Other Operating Expenses	—	—	(98)	—
Shareholder Servicing Fees — Class N(1)	(8,219)	(1,050)	(1,947)	(6)
Shareholder Servicing Fees — Class S(1)	(1,984)	(864)	(264)	—
Shareholder Servicing Fees — Servicing Class	(194)	(774)	(225)	—
Administration Fees	(82)	(35)	(26)	—
Net Expenses	1,511	937	261	132

Net Investment Income	183	63	48	111
Net Realized Gain (Loss) from Securities Transactions	—	—	(2)	28
Net Change in Unrealized Appreciation on Investments	—	—	—	75
Net Increase in Net Assets Resulting from Operations	$183	$63	$46	$214

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 100

statements of operations (000)
For the six months ended March 31, 2014 (Unaudited)

	City National Rochdale Government Bond Fund	City National Rochdale Corporate Bond Fund	City National Rochdale California Tax Exempt Bond Fund	City National Rochdale Municipal High Income Fund (2)
INCOME:
Interest Income	$999	$1,614	$754	$1,104
Total Investment Income	999	1,614	754	1,104

EXPENSES:
Investment Advisory Fees	371	276	92	95
Shareholder Servicing Fees — Class N(1)	6	8	23	40
Shareholder Servicing Fees — Servicing Class	142	168	74	33
Administration Fees	60	58	51	26
Transfer Agent Fees	11	9	5	3
Trustee Fees	9	9	8	4
Professional Fees	16	14	11	9
Custody Fees	7	6	3	1
Registration Fees	5	4	2	1
Printing Fees	4	3	1	1
Offering Costs	—	—	—	3
Insurance and Other Expenses	8	11	3	4
Total Expenses	639	566	273	220
Less, Waivers of:
Investment Advisory Fees	(35)	(38)	(47)	(13)
Net Expenses	604	528	226	207

Net Investment Income	395	1,086	528	897
Net Realized Gain from Securities Transactions	192	839	380	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(100)	(123)	207	1,989
Net Increase in Net Assets Resulting from Operations	$487	$1,802	$1,115	$2,886

(1)	Includes class specific distribution expenses.

(2)	Fund commenced operations December 30, 2013.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 101

statements of operations/
consolidated statement of operations (000)
For the six months ended March 31, 2014 (Unaudited)

	City National Rochdale High Yield Bond Fund	City National Rochdale Intermediate Fixed Income Fund	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale Multi-Asset Fund
INCOME:
Dividend Income	$30	$291	$6	$246
Dividend Income from Affiliated Investments	—	—	—	40
Interest Income	5,272	2,867	32,705	—
Less: Foreign Taxes Withheld	—	—	(4,014)	—
Total Investment Income	5,302	3,158	28,697	286

EXPENSES:
Investment Advisory Fees	449	375	2,763	73
Shareholder Servicing Fees — Class N(1)	89	413	2,763	52
Shareholder Servicing Fees — Servicing Class	93	—	—	7
Administration Fees	59	63	174	48
Transfer Agent Fees	11	11	66	2
Trustee Fees	9	9	28	7
Professional Fees	16	15	101	9
Custody Fees	9	5	32	1
Registration Fees	4	12	29	1
Printing Fees	4	3	20	1
Insurance and Other Expenses	8	6	45	2
Total Expenses	751	912	6,021	203
Recovery of Investment Advisory Fees Previously Waived(2)	—	—	97	—
Less, Waiver of:
Investment Advisory Fees	(46)	(21)	—	(4)
Net Expenses	705	891	6,118	199

Net Investment Income	4,597	2,267	22,579	87
Net Realized Gain (Loss) from:
Securities Transactions	3,317	(272)	(3,398)	830
Affiliated Investments	—	—	—	35
Distributions of Realized Gains from Investment Company Shares	—	—	—	38
Forward Foreign Currency Contracts	—	—	(703)	—
Foreign Currency Transactions	—	—	(408)	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,397	2,032	35,425	269
Affiliated Investments	—	—	—	(20)
Forward Foreign Currency Contracts	—	—	325	—
Foreign Currency Transactions	—	—	147	—
Net Increase in Net Assets Resulting from Operations	$10,311	$4,027	$53,967	$1,239

(1)	Includes class specific distribution expenses.

(2)	See Note 4 for Advisory Fees recovered.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 102

statements of operations (000)
For the six months ended March 31, 2014 (Unaudited)

	City National Rochdale Dividend & Income Fund	City National Rochdale U.S. Core Equity Fund	City National Rochdale Socially Responsible Fund	City National Rochdale Emerging Markets Fund
INCOME:
Dividend Income	$3,036	$908	$1,472	$1,153
Interest Income	399	—	—	—
Less: Foreign Taxes Withheld	(8)	(5)	(3)	(55)
Total Investment Income	3,427	903	1,469	1,098

EXPENSES:
Investment Advisory Fees	420	317	301	1,807
Shareholder Servicing Fees — Class N(1)	420	190	82	903
Shareholder Servicing Fees — Servicing Class	—	100	—	—
Administration Fees	60	54	53	77
Transfer Agent Fees	12	10	5	21
Trustee Fees	9	9	8	11
Professional Fees	16	15	12	24
Custody Fees	5	5	3	20
Printing Fees	3	3	2	7
Registration Fees	15	2	3	15
Insurance and Other Expenses	9	10	5	32
Total Expenses	969	715	474	2,917
Less, Waiver of:
Investment Advisory Fees	(37)	—	(35)	(12)
Shareholder Servicing Fees — Class N	—	—	(41)	—
Net Expenses	932	715	398	2,905

Net Investment Income (Loss)	2,495	188	1,071	(1,807)
Net Realized Gain (Loss) from:
Securities Transactions	2,179	1,957	3,917	(2,111)
Foreign Currency Transactions	—	—	—	(321)
Net Change in Unrealized Appreciation on:
Investments	9,167	12,773	3,936	29,854
Foreign Currency Transactions	—	—	—	261
Net Increase in Net Assets Resulting from Operations	$13,841	$14,918	$8,924	$25,876

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 103

statements of changes in net assets (000)
For the six months ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	City National Rochdale Government Money Market Fund		City National Rochdale Prime Money Market Fund
	2014	2013	2014	2013
OPERATIONS:
Net Investment Income	$183	$330	$63	$228
Net Realized Gain (Loss) from Security Transactions	—	6	—	(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	183	336	63	227

DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	(2)	(1)
Class N	(149)	(281)	(19)	(65)
Class S	(26)	(38)	(11)	(26)
Servicing Class	(8)	(11)	(31)	(136)
Realized Capital Gains:
Institutional Class	—	—	—	—
Class N	—	—	—	—
Servicing Class	—	—	—	—
Total Dividends and Distributions	(183)	(330)	(63)	(228)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	130,467	64,765
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	—	—	(87,889)	(53,558)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	42,578	11,207

Class N:
Shares Issued	1,918,722	4,569,767	343,074	958,377
Shares Issued in Lieu of Dividends and Distributions	123	232	12	43
Shares Redeemed	(2,235,328)	(4,337,676)	(439,458)	(927,483)
Increase (Decrease) in Net Assets from Class N Share Transactions	(316,483)	232,323	(96,372)	30,937

Class S:
Shares Issued	611,574	1,126,727	437,190	820,945
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(489,967)	(940,498)	(456,503)	(869,753)
Increase (Decrease) in Net Assets from Class S Share Transactions	121,607	186,229	(19,313)	(48,808)

Servicing Class:
Shares Issued	395,977	778,145	565,318	2,068,692
Shares Issued in Lieu of Dividends and Distributions	—	—	5	22
Shares Redeemed	(364,640)	(746,175)	(572,258)	(1,961,996)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	31,337	31,970	(6,935)	106,718

Net Increase (Decrease) in Net Assets from Share Transactions	(163,539)	450,522	(80,042)	100,054
Total Increase (Decrease) in Net Assets	(163,539)	450,528	(80,042)	100,053

NET ASSETS:
Beginning of Year	3,643,970	3,193,442	1,256,877	1,156,824
End of Year	$3,480,431	$3,643,970	$1,176,835	$1,256,877
Undistributed (Distributions in excess of) net investment income	$—	$—	$—	$—

(1)	See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 104

City National Rochdale California Tax Exempt Money Market Fund		City National Rochdale Limited Maturity Fixed Income Fund		City National Rochdale Government Bond Fund		City National Rochdale Corporate Bond Fund
2014	2013	2014	2013	2014	2013	2014	2013

$48	$94	$111	$239	$395	$1,317	$1,086	$2,431
(2)	—	28	89	192	(81)	839	926
—	—	75	(425)	(100)	(3,438)	(123)	(2,436)
46	94	214	(97)	487	(2,202)	1,802	921

—	—	(105)	(288)	(183)	(746)	—	—
(35)	(71)	(10)	(19)	(2)	(23)	(20)	(46)
(4)	(7)	—	—	—	—	—	—
(9)	(16)	—	—	(224)	(1,285)	(1,060)	(2,423)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	(20)	(20)
—	—	—	—	—	—	(914)	(1,056)
(48)	(94)	(115)	(307)	(409)	(2,054)	(2,014)	(3,545)

—	—	370	1,086	6,482	10,986	—	—
—	—	40	87	179	720	—	—
—	—	(16,610)	(8,747)	(4,420)	(9,510)	—	—
—	—	(16,200)	(7,574)	2,241	2,196	—	—

398,827	1,060,390	921	2,071	224	306	566	1,782
34	70	10	19	1	13	30	43
(418,968)	(1,053,783)	(409)	(1,865)	(380)	(720)	(338)	(1,196)
(20,107)	6,677	522	225	(155)	(401)	258	629

171,410	320,188	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(189,371)	(340,847)	—	—	—	—	—	—
(17,961)	(20,659)	—	—	—	—	—	—

274,446	808,580	—	—	13,919	36,855	19,372	44,640
—	—	—	—	107	604	180	309
(252,631)	(780,506)	—	—	(15,061)	(43,783)	(19,018)	(40,992)
21,815	28,074	—	—	(1,035)	(6,324)	534	3,957

(16,253)	14,092	(15,678)	(7,349)	1,051	(4,529)	792	4,586
(16,255)	14,092	(15,579)	(7,753)	1,129	(8,785)	580	1,962

918,259	904,167	44,735	52,488	173,808	182,593	138,284	136,322
$902,004	$918,259	$29,156	$44,735	$174,937	$173,808	$138,864	$138,284
$—	$—	$(4)	$—	$(14)	$—	$6	$—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 105

statements of changes in net assets/
consolidated statement of changes in net assets (000)
For the six months ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	City National Rochdale California Tax Exempt Bond Fund		City National Rochdale Municipal High Income Fund (2)
	2014	2013	2014
OPERATIONS:
Net Investment Income	$528	$1,190	$897
Net Realized Gain (Loss) from:
Security Transactions and Affiliated Investments	380	81	—
Distributions of Realized Gains from Investment Company Shares	—	—	—
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	207	(1,430)	1,989
Affiliated Investments	—	—	—
Foreign Currency Transactions	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	1,115	(159)	2,886
DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	—
Class N	(61)	(112)	(332)
Servicing Class	(467)	(1,078)	(565)
Realized Capital Gains:
Institutional Class	—	—	—
Class N	(17)	(55)	—
Servicing Class	(110)	(474)	—
Total Dividends and Distributions	(655)	(1,719)	(897)
CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—
Shares Issued from Merger(5)	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—
Shares Redeemed	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—
Class N:
Shares Issued	2,719	5,757	76,550
Shares Issued in Lieu of Dividends and Distributions	43	106	194
Shares Redeemed	(985)	(3,552)	(569)
Redemption Fees	—	—	—
Increase (Decrease) in Net Assets from Class N Share Transactions	1,777	2,311	76,175
Servicing Class:
Shares Issued	11,300	26,421	100,427
Shares Issued in Lieu of Dividends and Distributions	62	211	2
Shares Redeemed	(9,966)	(17,652)	(2,431)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	1,396	8,980	97,998
Net Increase (Decrease) in Net Assets from Share Transactions	3,173	11,291	174,173
Total Increase (Decrease) in Net Assets	3,633	9,413	176,162
NET ASSETS:
Beginning of Year/Period	67,346	57,933	—
End of Year/Period	$70,979	$67,346	$176,162
Undistributed (Distributions in excess of) net investment income	$—	$—	$—

†
For the nine months ended September 30, 2013 and the year ended December 31, 2012. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Fund’s Intermediate Fixed Income Fund and Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end. See Note 1 in Notes to Financial Statements for additional information.

(1)	See Note 9 for shares issued and redeemed.

(2)	Fund commenced operations December 30, 2013.

(3)	Institutional Class commenced operations on December 20, 2013.

(4)	Institutional Class ceased operations on January 31, 2014.

(5)	See Note 10 in Notes to Financial Statements.

*
On March 29, 2013, the Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio were reorganized into the City National Rochdale Intermediate Fixed Income Fund and City National Rochdale Fixed Income Opportunities Fund, respectively. See Note 1 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 106

City National Rochdale High Yield Bond Fund		City National Rochdale Intermediate Fixed Income Fund* (3)			City National Rochdale Fixed Income Opportunities Fund *			City National Rochdale Multi-Asset Fund (4)
2014	2013	2014	2013†	2012†	2014	2013†	2012†	2014	2013

$4,597	$10,977	$2,267	$3,312	$4,083	$22,579	$34,256	$36,480	$87	$591

3,317	857	(272)	(354)	473	(3,398)	5,542	1,021	865	1,977
—	—	—	—	—	—	—	—	38	55
—	—	—	—	—	(1,111)	(61)	(345)	—	—

2,397	(2,333)	2,032	(4,677)	4,019	35,425	(18,357)	21,698	269	(1,236)
—	—	—	—	—	—	—	—	(20)	197
—	—	—	—	—	472	(184)	(312)	—	—
10,311	9,501	4,027	(1,719)	8,575	53,967	21,196	58,542	1,239	1,584

(1,271)	(2,806)	(294)	—	—	—	—	—	(28)	(150)
(1,042)	(2,840)	(1,921)	(3,505)	(4,065)	(23,407)	(34,355)	(35,978)	(69)	(404)
(2,271)	(5,350)	—	—	—	—	—	—	(24)	(113)

(90)	—	—	—	—	—	—	—	—	—
(83)	—	—	—	—	(5,256)	(52)	(1,348)	—	—
(208)	—	—	—	—	—	—	—	—	—
(4,965)	(10,996)	(2,215)	(3,505)	(4,065)	(28,663)	(34,407)	(37,326)	(121)	(667)

4,658	6,781	—	—	—	—	—	—	783	1,941
—	—	44,899	—	—	—	—	—	—	—
1,277	2,324	331	—	—	—	—	—	28	150
(5,656)	(10,577)	(5,074)	—	—	—	—	—	(7,291)	(8,488)
279	(1,472)	40,156	—	—	—	—	—	(6,480)	(6,397)

2,033	15,763	45,656	56,237	52,862	362,749	337,721	204,737	369	2,100
698	1,427	873	1,718	3,348	15,134	19,896	34,855	49	267
(1,766)	(21,520)	(28,171)	(27,350)	(38,323)	(96,020)	(74,057)	(104,410)	(3,403)	(6,000)
—	—	—	—	5	—	—	13	—	—
965	(4,330)	18,358	30,605	17,892	281,863	283,560	135,195	(2,985)	(3,633)

17,376	62,803	—	—	—	—	—	—	1,024	194
350	674	—	—	—	—	—	—	13	55
(62,741)	(47,406)	—	—	—	—	—	—	(213)	(2,692)
(45,015)	16,071	—	—	—	—	—	—	824	(2,443)
(43,771)	10,269	58,514	30,605	17,892	281,863	283,560	135,195	(8,641)	(12,473)
(38,425)	8,774	60,326	25,381	22,402	307,167	270,349	156,411	(7,523)	(11,556)

162,539	153,765	155,740	130,359	107,957	924,444	654,095	497,684	33,211	44,767
$124,114	$162,539	$216,066	$155,740	$130,359	$1,231,611	$924,444	$654,095	$25,688	$33,211
$13	$—	$24	$18	$173	$(632)	$196	$699	$(34)	$—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 107

statements of changes in net assets (000)
For the six months ended March 31, 2014 (Unaudited) and the year ended September 30, 2013

	City National Rochdale Dividend & Income Fund *
	2014	2013†	2012†
OPERATIONS:
Net Investment Income (Loss)	$2,495	$2,602	$4,050
Net Realized Gain (Loss) from:
Security Transactions	2,179	4,278	(2,661)
Distributions of Realized Gains from Investment Company Shares	—	—	116
Foreign Currency Transactions	—	8	(6)
Net Change in Unrealized Appreciation on:
Investments	9,167	8,298	7,411
Foreign Currency Transactions	—	—	—
Net Increase in Net Assets Resulting from Operations	13,841	15,186	8,910
DIVIDENDS AND DISTRIBUTIONS FROM:
Net Investment Income:
Institutional Class	—	—	—
Class N	(2,711)	(2,296)	(4,044)
Servicing Class	—	—	—
Realized Capital Gains:
Institutional Class	—	—	—
Class N	—	—	—
Servicing Class	—	—	—
Return of Capital:
Class N	—	(1,135)	(727)
Total Dividends and Distributions	(2,711)	(3,431)	(4,771)
CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	—
Shares Issued from Merger(3)	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—
Shares Redeemed	—	—	—
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	—
Class N:
Shares Issued	41,598	65,148	49,255
Shares Issued from Merger(3)	—	—	—
Shares Issued in Lieu of Dividends and Distributions	1,766	2,657	4,440
Shares Redeemed	(33,109)	(39,891)	(48,715)
Redemption Fees	—	—	7
Increase (Decrease) in Net Assets from Class N Share Transactions	10,255	27,914	4,987
Servicing Class:
Shares Issued	—	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—
Shares Redeemed	—	—	—
Increase in Net Assets from Servicing Class Share Transactions	—	—	—
Net Increase (Decrease) in Net Assets from Share Transactions	10,255	27,914	4,987
Total Increase (Decrease) in Net Assets	21,385	39,669	9,126
NET ASSETS:
Beginning of Year/Period	155,807	116,138	107,012
End of Year/Period	$177,192	$155,807	$116,138
Undistributed (Distributions in excess of) net investment income	$(222)	$(6)	$502

†
For the nine months ended September 30, 2013 and the year ended December 31, 2012. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Dividend & Income Portfolio and Rochdale Emerging Markets Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Fund’s Dividend & Income Fund and Emerging Markets Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end. See Note 1 in Notes to Financial Statements for additional information.

(1)	See Note 9 for shares issued and redeemed.

(2)	Commenced operations on December 3, 2012.

(3)	See Note 10 in Notes to Financial Statements.

*
On March 29, 2013, the Rochdale Dividend & Income Portfolio and Rochdale Emerging Markets Portfolio were reorganized into the City National Rochdale Dividend & Income Fund and City National Rochdale Emerging Markets Fund, respectively. See Note 1 in Notes to Financial Statements for additional information.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 108

City National Rochdale U.S. Core Equity Fund (2)		City National Rochdale Socially Responsible Equity Fund		City National Rochdale Emerging Markets Fund *
2014	2013	2014	2013	2014	2013†	2012†

$188	$572	$1,071	$1,120	$(1,807)	$2,076	$127

1,957	2,022	3,917	22,369	(2,111)	1,280	(2,280)
—	—	—	—	—	—	—
—	—	—	—	(321)	(985)	(359)

12,773	18,822	3,936	1,198	29,854	7,095	20,671
—	—	—	—	261	14	(11)
14,918	21,416	8,924	24,687	25,876	9,480	18,148

—	—	(653)	(887)	—	—	—
(50)	(245)	(413)	(247)	(1,072)	—	—
(142)	(326)	—	—	—	—	—

—	—	(7,405)	—	—	—	—
(1,261)	—	(5,241)	—	—	—	—
(1,354)	—	—	—	—	—	—

—	—	—	—	—	—	(67)
(2,807)	(571)	(13,712)	(1,134)	(1,072)	—	(67)

2,968	—	2,828	14,934	—	—	—
50,816	—	—	—	—	—	—
—	—	8,054	887	—	—	—
—	—	(3,191)	(68,200)	—	—	—
53,784	—	7,691	(52,379)	—	—	—

12,287	61,997	8,240	7,776	159,357	168,575	125,949
2,752	—	—	—	—	—	—
1,172	211	5,517	246	530	—	63
(5,317)	(6,431)	(9,843)	(8,192)	(21,606)	(20,853)	(13,211)
—	—	—	—	—	—	22
10,894	55,777	3,914	(170)	138,281	147,722	112,823

17,839	70,761	—	—	—	—	—
10	3	—	—	—	—	—
(7,410)	(12,322)	—	—	—	—	—
10,439	58,442	—	—	—	—	—
75,117	114,219	11,605	(52,549)	138,281	147,722	112,823
87,228	135,064	6,817	(28,996)	163,085	157,202	130,904

135,064	—	76,744	105,740	294,040	136,838	5,934
$222,292	$135,064	$83,561	$76,744	$457,125	$294,040	$136,838
$(3)	$1	$5	$—	$(1,808)	$1,071	$(125)

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 109

financial highlights
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2014 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income†		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$2,723,914	0.08%	0.01%	0.88%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	3,040,396	0.13	0.01	0.97
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	2,808,068	0.14	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	2,926,120	0.14	0.02	1.11
2010		1.00	0.000	^	(0.000	)^	1.00	0.02	2,598,035	0.19	0.02	1.12
2009		1.00	0.002		(0.002)		1.00	0.19	2,549,147	0.47	0.21	1.13
Class S (commenced operations on October 6, 1999)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$596,757	0.08%	0.01%	1.08%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	475,151	0.12	0.01	1.11
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	288,922	0.14	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.01	291,194	0.15	0.01	1.11
2010		1.00	0.000	^	(0.000	)^	1.00	0.01	348,698	0.20	0.01	1.12
2009		1.00	0.001		(0.001)		1.00	0.12	298,842	0.54	0.13	1.13
Servicing Class (commenced operations on April 3, 2000)^^
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$159,760	0.08%	0.01%	0.58%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	128,423	0.12	0.01	0.61
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	96,452	0.14	0.01	0.61
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	51,705	0.14	0.03	0.61
2010		1.00	0.000	^	(0.000	)^	1.00	0.04	81,050	0.17	0.04	0.62
2009		1.00	0.003		(0.003)		1.00	0.27	123,863	0.36	0.26	0.65
City National Rochdale Prime Money Market Fund
Institutional Class (commenced operations on December 19, 2012)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$53,785	0.15%	0.01%	0.33%
2013		1.00	0.000	^	(0.000	)^	1.00	0.02	11,207	0.18	0.02	0.35
Class N (commenced operations on October 18, 1999)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$328,600	0.15%	0.01%	0.88%
2013		1.00	0.000	^	(0.000	)^	1.00	0.02	424,972	0.20	0.02	0.96
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	394,036	0.24	0.01	1.10
2011		1.00	0.000	^	(0.000	)^	1.00	0.03	450,282	0.25	0.03	1.10
2010		1.00	0.000	^	(0.000	)*^	1.00	0.06	432,235	0.28	0.04	1.10
2009		1.00	0.003		(0.003)		1.00	0.33	656,769	0.61	0.39	1.15
Class S (commenced operations on October 26, 1999)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$187,939	0.15%	0.01%	1.08%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	207,252	0.21	0.01	1.09
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	256,060	0.24	0.01	1.10
2011		1.00	0.000	^	0.000	^	1.00	0.02	265,116	0.27	0.01	1.10
2010		1.00	0.000	^	(0.000	)*^	1.00	0.04	352,575	0.30	0.02	1.10
2009		1.00	0.002		(0.002)		1.00	0.23	372,762	0.73	0.28	1.15
Servicing Class (commenced operations on March 23, 1998)^^
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$606,511	0.15%	0.01%	0.58%
2013		1.00	0.000	^	(0.000	)^	1.00	0.02	613,445	0.19	0.02	0.59
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	506,728	0.23	0.02	0.60
2011		1.00	0.001		(0.001)		1.00	0.06	630,250	0.22	0.05	0.60
2010		1.00	0.001		(0.001	)*	1.00	0.09	489,980	0.24	0.08	0.60
2009		1.00	0.005		(0.005)		1.00	0.46	543,326	0.44	0.46	0.65
City National Rochdale California Tax Exempt Money Market Fund
Class N (commenced operations on June 21, 1999)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$653,100	0.05%	0.01%	0.90%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	673,208	0.11	0.01	0.97
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	666,532	0.12	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	628,163	0.17	0.02	1.12
2010		1.00	0.000	^	(0.000	)*^	1.00	0.03	638,839	0.20	0.02	1.12
2009		1.00	0.002		(0.002)		1.00	0.23	704,840	0.41	0.25	1.16
Class S (commenced operations on November 12, 1999)
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$61,351	0.06%	0.01%	1.10%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	79,312	0.11	0.01	1.11
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	99,970	0.12	0.01	1.11
2011		1.00	0.000	^	(0.000	)^	1.00	0.01	78,221	0.17	0.01	1.12
2010		1.00	0.000	^	(0.000	)*^	1.00	0.01	48,265	0.22	0.01	1.12
2009		1.00	0.002		(0.002)		1.00	0.17	74,396	0.54	0.26	1.16
Servicing Class (commenced operations on April 3, 2000)^^
2014	**	$1.00	$0.000	^	$(0.000	)^	$1.00	0.00%	$187,553	0.05%	0.01%	0.60%
2013		1.00	0.000	^	(0.000	)^	1.00	0.01	165,740	0.10	0.01	0.61
2012		1.00	0.000	^	(0.000	)^	1.00	0.00	137,665	0.12	0.01	0.61
2011		1.00	0.000	^	(0.000	)^	1.00	0.02	169,932	0.16	0.02	0.62
2010		1.00	0.000	^	(0.000	)*^	1.00	0.04	140,238	0.19	0.04	0.63
2009		1.00	0.003		(0.003)		1.00	0.33	141,579	0.30	0.31	0.65

**	For the six months ended March 31, 2014.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.001.

^^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

*	Includes a realized capital gain distribution of less than $0.001.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 110

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Limited Maturity Fixed Income Fund
Institutional Class (commenced operations on October 22,1988)
2014	**	$11.16	$0.03	$0.03	$(0.04)	$—	$11.18	0.51%	$24,093	0.67%	0.62%	0.90%	18%
2013		11.25	0.06	(0.08)	(0.07)	—	11.16	(0.15)	40,205	0.64	0.51	0.64	32
2012		11.15	0.09	0.12	(0.11)	—	11.25	1.88	48,141	0.68	0.85	0.68	87
2011		11.21	0.16	(0.06)	(0.16)	—	11.15	0.92	31,743	0.66	1.46	0.67	50
2010		11.06	0.20	0.16	(0.21)	—	11.21	3.28	33,279	0.73	1.82	0.71	118
2009		10.49	0.30	0.57	(0.30)	—	11.06	8.44	37,255	0.75	2.66	0.76	98
Class N (commenced operations on October 22, 2004)
2014	**	$11.16	$0.02	$0.03	$(0.02)	$—	$11.19	0.47%	$5,063	0.92%	0.39%	1.42%	18%
2013		11.26	0.03	(0.08)	(0.05)	—	11.16	(0.49)	4,530	0.89	0.26	1.14	32
2012		11.15	0.08	0.11	(0.08)	—	11.26	1.71	4,347	0.94	0.69	1.19	87
2011		11.22	0.14	(0.08)	(0.13)	—	11.15	0.58	6,402	0.91	1.21	1.17	50
2010		11.07	0.16	0.17	(0.18)	—	11.22	3.04	9,262	0.98	1.48	1.22	118
2009		10.51	0.27	0.57	(0.28)	—	11.07	8.07	1,471	1.00	2.29	1.24	98
City National Rochdale Government Bond Fund
Institutional Class (commenced operations on February 1, 2012)
2014	**	$10.47	$0.03	$0.01	$(0.03)	$—	$10.48	0.42%	$58,613	0.53%	0.63%	0.57%	34%
2013		10.73	0.11	(0.23)	(0.14)	—	10.47	(1.11)	56,351	0.54	1.03	0.52	28
2012		10.75	0.05	0.04	(0.11)	—	10.73	0.01	55,502	0.55	0.96	0.53	55
Class N (commenced operations on April 13, 2000)
2014	**	$10.49	$0.01	$—	$(0.01)	$—	$10.49	0.07%	$2,352	1.03%	0.13%	1.07%	34%
2013		10.75	0.04	(0.21)	(0.09)	—	10.49	(1.60)	2,505	1.03	0.38	1.02	28
2012		10.77	0.06	0.05	(0.12)	(0.01)	10.75	0.01	2,970	1.03	0.56	1.03	55
2011		10.68	0.12	0.15	(0.18)	—	10.77	2.60	2,940	0.95	1.17	1.03	86
2010		10.60	0.16	0.16	(0.24)	—	10.68	3.10	3,251	0.95	1.57	1.03	93
2009		10.42	0.32	0.18	(0.32)	—	10.60	4.91	3,109	0.95	3.04	1.02	85
Servicing Class (commenced operations on January 14, 2000)^
2014	**	$10.47	$0.02	$—	$(0.02)	$—	$10.47	0.20%	$113,972	0.78%	0.38%	0.82%	34%
2013		10.72	0.07	(0.20)	(0.12)	—	10.47	(1.26)	114,953	0.79	0.62	0.77	28
2012		10.75	0.09	0.03	(0.14)	(0.01)	10.72	0.01	124,121	0.77	0.83	0.78	55
2011		10.66	0.15	0.15	(0.21)	—	10.75	2.86	175,866	0.70	1.40	0.78	86
2010		10.58	0.19	0.16	(0.27)	—	10.66	3.37	155,376	0.70	1.81	0.78	93
2009		10.40	0.35	0.18	(0.35)	—	10.58	5.18	71,966	0.70	3.29	0.77	85
City National Rochdale Corporate Bond Fund
Class N (commenced operations on April 13, 2000)
2014	**	$10.71	$0.07	$0.05	$(0.07)	$(0.07)	$10.69	1.16%	$3,354	1.01%	1.33%	1.06%	22%
2013		10.91	0.16	(0.10)	(0.17)	(0.09)	10.71	0.49	3,100	1.00	1.51	1.00	29
2012		10.59	0.22	0.37	(0.22)	(0.05)	10.91	0.06	2,535	1.00	2.05	1.00	31
2011		10.89	0.29	(0.30)	(0.29)	—	10.59	(0.10)	2,481	1.00	2.69	1.00	40
2010		10.57	0.33	0.32	(0.33)	—	10.89	6.23	2,384	0.99	3.05	1.00	28
2009		9.77	0.36	0.81	(0.37)	—	10.57	12.19	995	0.99	3.59	1.00	30
Servicing Class (commenced operations on January 14, 2000)^
2014	**	$10.70	$0.08	$0.05	$(0.08)	$(0.07)	$10.68	1.28%	$135,510	0.76%	1.58%	0.82%	22%
2013		10.90	0.19	(0.11)	(0.19)	(0.09)	10.70	0.75	135,184	0.75	1.77	0.75	29
2012		10.58	0.25	0.37	(0.25)	(0.05)	10.90	0.06	133,787	0.75	2.30	0.75	31
2011		10.88	0.32	(0.30)	(0.32)	—	10.58	0.15	111,563	0.75	2.94	0.75	40
2010		10.56	0.35	0.32	(0.35)	—	10.88	6.50	105,571	0.74	3.32	0.75	28
2009		9.76	0.39	0.80	(0.39)	—	10.56	12.48	88,897	0.74	3.88	0.75	30
City National Rochdale California Tax Exempt Bond Fund
Class N (commenced operations on April 13, 2000)
2014	**	$10.54	$0.07	$0.09	$(0.07)	$(0.02)	$10.61	1.52%	$10,037	0.88%	1.32%	1.02%	22%
2013		10.86	0.18	(0.22)	(0.18)	(0.10)	10.54	(0.95)	8,197	0.87	1.64	0.86	34
2012		10.70	0.22	0.23	(0.22)	(0.07)	10.86	4.32	6,093	0.83	2.07	0.86	27
2011		10.73	0.26	0.01	(0.26)	(0.04)	10.70	2.65	4,563	0.75	2.46	0.87	26
2010		10.60	0.29	0.13	(0.29)	—	10.73	4.06	3,309	0.75	2.75	0.87	28
2009		10.09	0.30	0.51	(0.30)	—	10.60	8.15	1,902	0.75	2.92	0.87	50
Servicing Class (commenced operations on January 14, 2000)^
2014	**	$10.51	$0.08	$0.09	$(0.08)	$(0.02)	$10.58	1.65%	$60,942	0.63%	1.58%	0.77%	22%
2013		10.83	0.20	(0.22)	(0.20)	(0.10)	10.51	(0.20)	59,149	0.62	1.91	0.62	34
2012		10.67	0.25	0.23	(0.25)	(0.07)	10.83	4.59	51,840	0.58	2.34	0.61	27
2011		10.70	0.29	0.01	(0.29)	(0.04)	10.67	2.92	53,464	0.50	2.73	0.62	26
2010		10.57	0.32	0.13	(0.32)	—	10.70	4.34	40,457	0.50	3.03	0.62	28
2009		10.06	0.33	0.51	(0.33)	—	10.57	8.45	38,581	0.50	3.18	0.61	50

**	For the six months ended or period ended March 31, 2014.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 111

financial highlights/consolidated financial highlights
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2014 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)(2)		Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)		Portfolio Turnover Rate
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2014	**	$10.00	$0.11	$0.30	$(0.10)	$—	$10.31	4.14%	$76,821	1.12%		4.08%	1.15%		0%
Servicing Class (commenced operations on December 30, 2013)
2014	**	$10.00	$0.11	$0.32	$(0.11)	$—	$10.32	4.29%	$99,341	0.88%		4.27%	0.95%		0%
City National Rochdale High Yield Bond Fund
Institutional Class (commenced operations on February 2, 2012)
2014	**	$8.59	$0.28	$0.34	$(0.28)	$(0.02)	$8.91	7.31%	$40,951	0.70%		6.40%	0.77%		30%
2013		8.64	0.60	(0.05)	(0.60)	—	8.59	6.49	39,219	0.75		6.87	0.75		56
2012		8.39	0.43	0.26	(0.44)	—	8.64	8.39	40,891	0.85		7.66	0.85		41
Class N (commenced operations on January 14, 2000)
2014	**	$8.59	$0.26	$0.34	$(0.26)	$(0.02)	$8.91	7.04%	$36,614	1.20%		5.91%	1.27%		30%
2013		8.64	0.56	(0.05)	(0.56)	—	8.59	5.95	34,371	1.27		6.37	1.26		56
2012		7.98	0.62	0.66	(0.62)	—	8.64	16.56	38,629	1.38		7.43	1.39		41
2011		8.31	0.69	(0.33)	(0.69)	—	7.98	4.14	28,672	1.30		8.12	1.40		56
2010		7.56	0.70	0.74	(0.69)	—	8.31	19.81	24,010	1.30		8.68	1.40		87
2009		7.40	0.60	0.18	(0.62)	—	7.56	12.61	19,637	1.30		9.43	1.40		59
Servicing Class (commenced operations on January 14, 2000)^
2014	**	$8.59	$0.27	$0.34	$(0.27)	$(0.02)	$8.91	7.18%	$46,549	0.95%		6.12%	1.01%		30%
2013		8.63	0.58	(0.04)	(0.58)	—	8.59	6.35	88,949	0.99		6.58	0.99		56
2012		7.98	0.65	0.65	(0.65)	—	8.63	16.77	74,245	1.08		7.76	1.09		41
2011		8.31	0.72	(0.33)	(0.72)	—	7.98	4.45	65,829	1.00		8.43	1.10		56
2010		7.56	0.72	0.75	(0.72)	—	8.31	20.17	33,845	1.00		8.89	1.10		87
2009		7.40	0.62	0.18	(0.64)	—	7.56	12.94	16,355	1.00		9.75	1.10		59
City National Rochdale Intermediate Fixed Income Fund
Institutional Class (commenced operations on December 20, 2013)
2014	**	$25.89	$0.20	$0.22	$(0.19)	$—	$26.12	1.61%	$40,507	0.51%		2.70%	0.52%		10%
Class N (commenced operations on December 31, 1999)
2014	**	$25.89	$0.31	$0.22	$(0.30)	$—	$26.12	2.05%	$175,559	1.01%		2.38%	1.03%		10%
2013	*	26.76	0.60	(0.85)	(0.62)	—	25.89	(0.96)	155,740	1.02		3.04	1.04		21
2012		25.68	0.95	1.08	(0.95)	—	26.76	7.99	130,359	1.13		3.59	1.12		26
2011		25.89	0.97	(0.23)	(0.95)	—	25.68	2.88	107,957	1.15		3.74	1.15		58
2010		25.11	0.95	0.79	(0.96)	—	25.89	7.01	75,900	1.15		3.79	1.12		52
2009		24.68	0.95	0.44	(0.96)	—	25.11	5.77	61,600	1.12		3.99	1.22		70
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2014	**	$26.83	$0.56	$0.80	$(0.55)	$(0.13)	$27.51	5.12%	$1,231,611	1.11	%(3)	4.09%	1.09	%(3)	26%
2013	*	27.20	1.28	(0.43)	(1.22)	— ^^	26.83	3.16	924,444	1.08		6.24	1.11		52
2012		26.16	1.70	1.04	(1.64)	(0.06)	27.20	10.70	654,095	1.12		6.29	1.12		41
2011		27.34	1.58	(1.02)	(1.45)	(0.29)	26.16	2.04	497,684	1.16		5.80	1.16		60
2010		26.56	1.79	1.07	(1.79)	(0.29)	27.34	11.10	257,900	1.18		6.60	1.18		62
2009		25.00	0.76	1.38	(0.52)	(0.06)	26.56	8.60	166,200	1.21		5.82	1.21		22

**	For the six months ended or period ended March 31, 2014.

*
For the nine months ended September 30, 2013 and the year or period ended December 31. Effective March 29, 2013, Rochdale Investment Trust’s Rochdale Intermediate Fixed Income Portfolio and Rochdale Fixed Income Opportunities Portfolio (each a “Predecessor Fund”) were merged into City National Rochdale Fund’s Intermediate Fixed Income Fund and Fixed Income Opportunities Fund, respectively. Information presented for the period prior to March 29, 2013, is that of the respective Predecessor Fund, which had a December 31 fiscal year end. See Note 1 in Notes to Financial Statements for additional information.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

^^	Amount represents less than $0.01 per share.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	The expense ratio includes acquired fund fee expenses from the investment in Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.07%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 112

		Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities†	Redem-ption Fees	Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Distri-butions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Multi-Asset Fund
Class N (commenced operations on October 1, 2007)
2014	**	$10.70	$0.02	$0.41	$—	$(0.04)	$—	$—	$11.09	3.99%	$19,730	1.47%	0.40%	1.50%	29%
2013		10.44	0.15	0.29	—	(0.18)	—	—	10.70	4.25	21,966	1.09	1.45	1.10	56
2012		9.88	0.18	0.57	—	(0.19)	—	—	10.44	7.61	25,001	1.09	1.72	1.10	89
2011		10.36	0.17	(0.48)	—	(0.17)	—	—	9.88	(3.11)	26,377	1.09	1.57	1.10	67
2010		9.86	0.17	0.50	—	(0.17)	—	—	10.36	6.89	22,019	1.09	1.69	1.10	76
2009		9.69	0.13	0.18	—	(0.14)	—	—	9.86	3.29	16,837	1.09	1.46	1.10	94
Servicing Class (commenced operations on October 1, 2007)^^
2014	**	$10.71	$0.03	$0.41	$—	$(0.05)	$—	$—	$11.10	4.12%	$5,958	1.22%	0.61%	1.25%	29%
2013		10.45	0.18	0.29	—	(0.21)	—	—	10.71	4.51	4,938	0.84	1.70	0.84	56
2012		9.88	0.20	0.57	—	(0.20)	—	—	10.45	7.89	7,230	0.84	1.99	0.84	89
2011		10.37	0.19	(0.48)	—	(0.20)	—	—	9.88	(2.97)	19,084	0.84	1.76	0.85	67
2010		9.87	0.20	0.50	—	(0.20)	—	—	10.37	7.15	11,258	0.84	1.96	0.85	76
2009		9.70	0.15	0.18	—	(0.16)	—	—	9.87	3.54	8,423	0.83	1.71	0.84	94
City National Rochdale Dividend & Income Fund
Class N (commenced operations on June 1, 1999)
2014	**	$32.25	$0.50	$2.27	$—	$(0.54)	$—	$—	$34.48	8.62%	$177,192	1.11%	2.97%	1.15%	9%
2013	*	29.07	0.62	3.37	—	(0.54)	—	(0.27)	32.25	13.74	155,807	1.16	2.55	1.19	17
2012		28.06	0.92	1.17	—	(0.92)	—	(0.16)	29.07	7.49	116,138	1.38	3.18	1.37	13
2011		26.73	0.90	1.46	0.01	(0.88)	—	(0.16)	28.06	9.02	107,012	1.40	3.27	1.40	21
2010		23.71	0.82	3.24	—	(0.81)	—	(0.23)	26.73	17.48	70,800	1.35	3.29	1.35	16
2009		20.87	0.90	2.94	—	(0.87)	—	(0.13)	23.71	19.21	59,100	1.47	4.25	1.48	16
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2014	**	$12.13	$0.02	$1.39	$—	$(0.04)	$(0.22)	$—	$13.28	11.70%	$50,395	0.51%	0.25%	0.51%	14%
2013		10.00	0.14	2.08	—	(0.09)	—	—	12.13	22.23	—	0.00 (3)	1.57	0.00 (3)	32
Class N (commenced operations on December 3, 2012)
2014	**	$12.08	$0.01	$1.31	$—	$(0.01)	$(0.22)	$—	$13.17	11.00%	$85,806	1.04%	0.11%	1.04%	14%
2013		10.00	0.05	2.08	—	(0.05)	—	—	12.08	21.33	66,145	0.99	0.52	0.99	32
Servicing Class (commenced operations on December 3, 2012)
2014	**	$12.09	$0.02	$1.31	$—	$(0.02)	$(0.22)	$—	$13.18	11.11%	$86,091	0.78%	0.36%	0.78%	14%
2013		10.00	0.07	2.08	—	(0.06)	—	—	12.09	21.60	68,919	0.74	0.73	0.74	32

**	For the six months ended March 31, 2014.

*
For the nine months ended September 30, 2013 and the year or period ended December 31. Effective March 29, 2013, the Rochdale Investment Trust’s Rochdale Dividend & Income Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Funds’ Dividend & Income Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end. See Note 1 in Notes to Financial Statements for additional information.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.

^^	Effective December 19, 2011, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Amount represents less than 0.01%.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 113

financial highlights
For a Share Outstanding Throughout Each Period
For the six months ended March 31, 2014 (Unaudited) and the year or period ended September 30,

		Net Asset Value Beginning of Period	Net Investment Income (Loss)†		Net Realized and Unrealized Gains (Losses) on Securities†	Redem-ption Fees		Dividends from Net Investment Income	Distri-butions from Realized Capital Gains	Distri-butions from Return of Capital		Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (1)(2)	Ratio of Net Investment Income (Loss) to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)(1)	Portfolio Turnover Rate
City National Rochdale Socially Responsible Equity Fund
Institutional Class (commenced operations on January 3, 2005)
2014	**	$12.28	$0.16		$1.16	$—		$(0.15)	$(2.02)	$—		$11.43	11.95%	$50,338	0.89%	2.76%	0.98%	14%
2013		10.06	0.12		2.22	—		(0.12)	—	—		12.28	23.38	45,357	0.87	1.10	0.87	42
2012		8.38	0.13		1.68	—		(0.13)	—	—		10.06	21.63	80,109	0.90	1.37	0.90	38
2011		8.81	0.12		(0.43)	—		(0.12)	—	—		8.38	(3.67)	62,193	0.88	1.27	0.89	22
2010		8.20	0.09		0.61	—		(0.09)	—	—	^	8.81	8.51	59,746	0.95	1.01	0.96	36
2009		9.51	0.12		(1.30)	—		(0.13)	—	—		8.20	(12.11)	52,406	0.97	1.74	0.98	48
Class N (commenced operations on August 12, 2005)
2014	**	$12.26	$0.15		$1.15	$—		$(0.14)	$(2.02)	$—		$11.40	11.75%	$33,223	1.14%	2.54%	1.48%	14%
2013		10.04	0.09		2.22	—		(0.09)	—	—		12.26	23.12	31,387	1.13	0.81	1.38	42
2012		8.37	0.11		1.67	—		(0.11)	—	—		10.04	21.28	25,631	1.15	1.13	1.40	38
2011		8.79	0.10		(0.42)	—		(0.10)	—	—		8.37	(3.80)	3,132	1.13	1.05	1.39	22
2010		8.19	0.07		0.60	—		(0.07)	—	—		8.79	8.15	2,424	1.20	0.81	1.46	36
2009		9.50	0.11		(1.31)	—		(0.11)	—	—		8.19	(12.34)	1,101	1.22	1.49	1.48	48
City National Rochdale Emerging Markets Fund
Class N (commenced operations on December 14, 2011)
2014	**	$34.24		$(0.18)	$2.74	$—		$(0.11)	$—	$—		$36.69	7.48%	$457,125	1.61%	(1.00)%	1.62%	17%
2013	*	32.31	0.33		1.60	—		—	—	—		34.24	5.97	294,040	1.62	1.31	1.69	25
2012		25.28	0.04		7.00	0.01		—	—		(0.02)	32.31	27.87	136,838	1.97	0.15	1.94	69
2011		25.00	(0.02	)(3)	0.30	—	^	—	—	—		25.28	1.12	5,934	2.25	(2.15)	9.74	6

**	For the six months ended March 31, 2014.

*
For the nine months ended September 30, 2013 and the year or period ended December 31. Effective March 29, 2013, the Rochdale Investment Trust’s Rochdale Emerging Markets Portfolio (the “Predecessor Fund”) was merged into City National Rochdale Fund’s Emerging Markets Fund. Information presented for the period prior to March 29, 2013, is that of the Predecessor Fund, which had a December 31 fiscal year end. See Note 1 in Notes to Financial Statements for additional information.

†	Per share calculations are based on Average Shares outstanding throughout the period.

‡
Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

^	Amount represents less than $0.01 per share.

(1)	Annualized for periods less than one year.

(2)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 114

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following 16 series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”), City National Rochdale Prime Money Market Fund (“Prime Money Market Fund”), City National Rochdale California Tax Exempt Money Market Fund (“California Money Market Fund”) (collectively, the “Money Market Funds”); City National Rochdale Limited Maturity Fixed Income Fund (“Limited Maturity Fixed Income Fund”), City National Rochdale Government Bond Fund (“Government Bond Fund”), City National Rochdale Corporate Bond Fund (“Corporate Bond Fund”), City National Rochdale California Tax Exempt Bond Fund (“California Tax Exempt Bond Fund”), City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”), City National Rochdale High Yield Bond Fund (“High Yield Bond Fund”), City National Rochdale Intermediate Fixed Income Fund (“Intermediate Fixed Income Fund”), City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); City National Rochdale Multi-Asset Fund (“Multi-Asset Fund”); City National Rochdale Dividend & Income Fund (“Dividend & Income Fund”), City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”), City National Rochdale Socially Responsible Equity Fund (“Socially Responsible Equity Fund”) City National Rochdale Emerging Markets Fund (“Emerging Markets Fund”) (collectively, the “Equity Funds”).

On December 11, 2012, the Board of Trustees of the Rochdale Investment Trust, an open-end management investment company registered under the 1940 Act, approved the reorganization of each Portfolio of the Rochdale Investment Trust into a corresponding Fund of the Trust. This included the Rochdale Dividend & Income Portfolio, the Rochdale Intermediate Fixed Income Portfolio, the Rochdale Fixed Income Opportunities Portfolio and the Rochdale Emerging Markets Portfolio. The effective date of the reorganization of each Portfolio (each a “Predecessor Fund” and collectively the “Predecessor Funds”) into a corresponding Fund of the Trust was March 29, 2013. Each Predecessor Fund was the accounting survivor in the reorganization and, therefore, the statements of changes in net assets and financial highlights of each corresponding fund reflect the financial information of the corresponding Predecessor Funds through March 28, 2013.

Prior to September 10, 2013, the name of the Trust was CNI Charter Funds.

On September 17, 2013, the Board of Trustees of the Trust approved the reorganizations of the City National Rochdale Full Maturity Fixed Income Fund into the Intermediate Fixed Income Fund and the City National Rochdale Diversified Equity Fund into the U.S. Core Equity Fund. The reorganizations were effective as of the close of business on December 20, 2013 and March 21, 2014, respectively.

The Municipal High Income Fund commenced operations on December 30, 2013.

Effective November 28, 2012, Institutional Class was redesignated Servicing Class for the Government Money Market Fund, Prime Money Market Fund and California Tax Exempt Money Market Fund. Also effective November 28, 2012, the Prime Money Market Fund opened a new Institutional Class.

On December 20, 2013, a new Institutional Class of the Intermediate Fixed Income Fund opened.

On January 31, 2014, the Institutional Class of the Multi-Asset Fund closed.

Effective September 10, 2013, Rochdale Investment Management, LLC, investment manager of the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund, changed its name to City National Rochdale, LLC (“City National Rochdale”). Also effective September 10, 2013, City National Asset Management, Inc. (“CNAM”), a wholly-owned subsidiary of City National Bank and investment manager of all the Funds except the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and Emerging Markets Fund, reorganized into City National Rochdale. City National Rochdale acts as the investment adviser to the Funds.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified with the exception of the California Tax Exempt Bond Fund and the Emerging Markets Fund, which are non-diversified. The Funds’ prospectus provides descriptions of each Fund’s investment objectives, policies and strategies.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

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notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. Investments in underlying registered investment companies are valued at their respective daily net assets in accordance with pricing procedures approved by their respective boards. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent brokers.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; for international securities, market events occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended March 31, 2014, there have been no changes to the Funds’ fair valuation methodologies. For more details of the investment classification, refer to the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over

CITY NATIONAL ROCHDALE FUNDS | PAGE 116

the holding period of a security, except for the Money Market Funds, which use a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank, U.S. Bank, N.A., until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally among the Funds, or (iv) a combination of the above, depending on the nature of the expenditure.

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Money Market Funds and Fixed Income Funds except for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Dividend & Income Fund. Dividends from net investment income are declared and paid quarterly for the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund, Multi-Asset Fund and Equity Funds except for the Emerging Markets Fund. Dividends from net investment income are declared and paid annually for the Emerging Markets Fund. Distributions from net realized capital gains are distributed to shareholders at least annually.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss upon the sale of a security resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain (loss) on forward foreign currency contracts in the Consolidated Statements of Assets and Liabilities. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within realized gain (loss) on foreign currency transactions in the Consolidated Statement of Operations. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% (5% in the case of the Money Market Funds) of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

CITY NATIONAL ROCHDALE FUNDS | PAGE 117

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

Master Limited Partnerships – Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The City National Rochdale Dividend & Income Fund may, as a non-principal investment strategy, invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986, interests or “units” of which are traded on securities exchanges like shares of corporate stock. To qualify as an MLP for U.S. federal income tax purposes, an entity must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities, and gain from the sale or other disposition of a capital asset held for the production of such income. Mineral or natural resources activities include exploration, development, production, mining, processing, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy, natural resources or real estate sector.

Investments in Irish Subsidiary – The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and interests related thereto purchased through life settlement transactions. The Fund may invest in life insurance policies and related interests directly or through a wholly-owned subsidiary of the Fund under the laws of Ireland (the “Subsidiary”).

The principal purpose of investment in the Subsidiary is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Subsidiary is a company organized under the laws of Ireland and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the Fund. The Subsidiary is not an investment company registered under the 1940 Act and is not subject to all of the investor protections of the 1940 Act.

Information regarding the Fixed Income Opportunities Fund and its subsidiary has been consolidated in the Consolidated Schedule of Investments, Consolidated Statement of Assets & Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets.

The subsidiary commenced operations on October 3, 2013. The net assets of the subsidiary at March 31, 2014 were $62,622,872, which represented 5.1% of the net assets of the Fixed Income Opportunities Fund.

Redemption Fees – Prior to January 9, 2013, the Predecessor Funds charged a 2% redemption fee on shares redeemed or exchanged within 45 days of purchase. These fees were deducted from the redemption proceeds otherwise payable out of a Predecessor Fund to the shareholder. Each Predecessor Fund retained the fee charged as paid-in capital and such fees became part of the Predecessor Fund’s daily net asset value per share (“NAV”) calculations. Effective January 9, 2013, the Board of Trustees of the Rochdale Investment Trust approved the elimination of the redemption fee charged by the Predecessor Funds.

Investment in Affiliated Security – The Funds may invest excess cash in the Money Market Funds. The Multi-Asset Fund also invests in other series of the Trust.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectuses and legal and registration fees, are amortized over twelve months from inception of a fund. As of March 31, 2014, the remaining amount still to be amortized for the Municipal High Income Fund was $22,191.

3.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee of 0.050% of aggregate average daily net assets of the Trust not exceeding $2.0 billion, 0.040% of aggregate average daily

CITY NATIONAL ROCHDALE FUNDS | PAGE 118

net assets of the Trust exceeding $2.0 billion but not exceeding $4 billion, 0.030% of aggregate average daily net assets of the Trust exceeding $4 billion but not exceeding $6 billion, 0.025% of aggregate average daily net assets of the Trust exceeding $6 billion but not exceeding $8 billion, and 0.020% of aggregate average net assets of the Trust exceeding $8 billion. Each Fund is subject to a minimum annual fee of $1,800,000 for the first 20 portfolios of the Trust and $90,000 for each portfolio thereafter which may be reduced at the sole discretion of the Administrator.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution and servicing fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) receives a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Money Market Funds and 0.25% of the Class N Shares of the Fixed Income Funds, Multi-Asset Fund and Equity Funds, which may be used by the Distributor to provide compensation for sales support and distribution-related activities.

US Bancorp Fund Services, LLC (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into Shareholder Servicing Agreements that permit payment of compensation to City National Bank (“CNB”) and its affiliates (including City National Rochdale), which provide certain shareholder support for their customers who own Class N, Class S or Servicing Class Shares (in the case of the Money Market Funds Servicing Class only). In consideration for such services, a shareholder servicing fee is charged at the annual rate of up to 0.25% of average daily net assets of the relevant class of each Fund. CNB and City National Rochdale have agreed to voluntarily waive portions of their shareholder servicing fees with respect to certain Funds. For the six months ended March 31, 2014, CNB and City National Rochdale received $2,784,690 in Shareholder Servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreements, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Prime Money Market Fund	0.25
California Tax Exempt Money Market Fund	0.27
Limited Maturity Fixed Income Fund	0.50
Government Bond Fund	0.43
Corporate Bond Fund	0.40
California Tax Exempt Bond Fund	0.27
Municipal High Income Fund	0.45
High Yield Bond Fund	0.60
Intermediate Fixed Income Fund	0.40
Fixed Income Opportunities Fund	0.50
Multi-Asset Fund	0.50
Dividend & Income Fund	0.50
U.S. Core Equity Fund	0.40
Socially Responsible Equity Fund	0.75
Emerging Markets Fund	1.00

Guggenheim Partners Investment Management, LLC (“Guggenheim”) acts as the investment sub-adviser with respect to the High Yield Bond Fund.

Federated Global Investment Management Corp., Seix Investment Advisors LLC, Alcentra LTD and GML Capital LLP act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

SKBA Capital Management, LLC acts as the investment sub-adviser with respect to the Socially Responsible Equity Fund.

Waddell & Reed Investment Management Company acts as the investment sub-adviser with respect to the Municipal High Income Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets. With respect to the Limited Maturity Fixed Income Fund and Socially Responsible Equity Fund, voluntary limits are in addition to the contractual expense limitations described in the fee table in each Fund’s prospectus. The voluntary expense limitations (expressed as percentages of average daily net assets) are as follows:

CITY NATIONAL ROCHDALE FUNDS | PAGE 119

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

	Government Money Market Fund	Prime Money Market Fund	California Tax Exempt Money Market Fund
Institutional Class	n/a	0.38%	n/a
Class N	0.93%	0.93%	0.85%
Class S	1.13%	1.13%	1.05%
Servicing Class	0.63%	0.63%	0.55%

	Limited Maturity Fixed Income Fund	Government Bond Fund	Corporate Bond Fund	California Tax Exempt Bond Fund
Institutional Class	0.67%	0.53%	n/a	n/a
Class N	0.92%	1.03%	1.01%	0.88%
Servicing Class	n/a	0.78%	0.76%	0.63%

	Municipal High Income Fund	High Yield Bond Fund	Intermediate Fixed Income Fund	Fixed Income Opportunities Fund
Institutional Class	n/a	0.70%	0.51%	n/a
Class N	1.15%	1.20%	1.01%	1.09%
Servicing Class	0.90%	0.95%	n/a	n/a

	Multi-Asset Fund	Dividend & Income Fund	U.S. Core Equity Fund	Socially Responsible Equity Fund
Institutional Class	n/a	n/a	0.55%	0.89%
Class N	1.49%	1.11%	1.05%	1.14%
Servicing Class	1.24%	n/a	0.80%	n/a

Emerging Markets Fund
Institutional Class	n/a
Class N	1.61%
Servicing Class	n/a

The contractual limitations for the Limited Maturity Fixed Income Fund and Socially Responsible Equity Fund are as follows:

	Limited Maturity Fixed Income Fund	Socially Responsible Equity Fund
Institutional Class	1.00%	1.25%
Class N	1.25%	1.50%

Any fee reductions or expense reimbursements may be repaid by a Fund to City National Rochdale, within three years after occurrence if such repayments can be achieved within a Fund’s expense limit in effect at the time such expenses were incurred and if certain other conditions are satisfied.

As of March 31, 2014, fees which were previously waived by City National Rochdale (or CNAM, prior to September 10, 2013) which may be subject to possible future reimbursement were as follows:

Fund	Potential Amount of Recovery (000)	Expiration
Government Money Market Fund	$6,470	2014
	6,662	2015
	7,131	2016
	4,483	2017
Prime Money Market Fund	1,533	2014
	1,222	2015
	1,741	2016
	1,124	2017
California Tax Exempt Money Market Fund	1,498	2014
	2,066	2015
	2,275	2016
	1,391	2017
Limited Maturity Fixed Income Fund	44	2017
Government Bond Fund	122	2014
	25	2015
	5	2016
	35	2017
Corporate Bond Fund	38	2017
California Tax Exempt Bond Fund	56	2014
	17	2015
	3	2016
	47	2017
Municipal High Income Fund	13	2017
High Yield Bond Fund	67	2014
	17	2015
	6	2016
	46	2017
Intermediate Fixed Income Fund	16	2016
	21	2017
Fixed Income Opportunities Fund	45	2016
Multi-Asset Fund	4	2017
Dividend & Income Fund	23	2016
	37	2017
Socially Responsible Fund	35	2017
Emerging Markets Fund	115	2016
	12	2017

City National Rochdale, CNB and the Administrator have voluntarily agreed to further waive and reduce their fees and/or reimburse certain expenses of the Money Market Funds in order to maintain a one-day net income yield (yield floor) of each Fund of not less than 0.01% of the Fund’s average daily net assets. The following table shows waivers, with respect to such yield floor, by class for the six months ended March 31, 2014:

CITY NATIONAL ROCHDALE FUNDS | PAGE 120

	Shareholder Servicing Fee Waiver (000)		Investment Advisory Fee Waiver (000)	Administration Fee Waiver (000)
Government Money Market Fund
Class N	$7,323	(1)	$3,649	$67
Class S	1,826	(1)	645	12
Servicing Class	194		189	3

Prime Money Market Fund
Institutional Class	$—		$31	$1
Class N	936	(1)	339	11
Class S	794	(1)	204	6
Servicing Class	774		550	17

California Tax Exempt Money Market Fund
Class N	$1,699	(1)	$851	$19
Class S	239	(1)	84	2
Servicing Class	225		217	5

(1)	Includes class specific distribution expenses.

5.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the six months/period ended March 31, 2014, were as follows for the Fixed Income Funds, Multi-Asset Fund and Equity Funds:

	Purchases			Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)		U.S. Gov’t (000)	Other (000)
Limited Maturity Fixed Income Fund	$4,247	$1,618		$9,077	$9,026
Government Bond Fund	57,625	2,807		46,942	—
Corporate Bond Fund	—	28,627		31	27,842
California Tax Exempt Bond Fund	—	13,150		—	13,189
Municipal High Income Fund**	—	153,048		—	—
High Yield Bond Fund	—	41,077		—	78,737
Intermediate Fixed Income Fund	15,262	78,654		3,176	14,172
Fixed Income Opportunities Fund	—	406,373		—	181,769
Multi-Asset Fund	—	7,315	*	—	13,384	*
Dividend & Income Fund	—	23,668		—	14,129
U.S. Core Equity	—	96,700		—	22,776
Socially Responsible Equity Fund	—	11,144		—	12,278
Emerging Markets Fund	—	188,553		—	55,889

*	Includes $562 (000) and $2,615 (000) of purchases and sales, respectively, of affiliated registered investment companies.

**	For the period December 30, 2013 through March 31, 2014.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

The following is a summary of the transactions with affiliates for the period ended March 31, 2014:

	Corporate Bond Fund, Servicing Class (000)	Government Bond Fund, Institutional Class (000)	High Yield Bond Fund, Institutional Class (000)	Limited Maturity Fixed Income Fund, Institutional Class (000)
Beginning balance as of October 1, 2013	$2,219	$1,590	$570	$1,686
Purchases at Cost	51	36	436	39
Proceeds from Sales	(642)	(461)	(1,022)	(490)
Realized Gain (Loss)	(1)	(2)	40	(2)
Unrealized Gain (Loss)	(5)	4	(24)	5
Ending balance as of March 31, 2014	$1,622	$1,167	$—	$1,238

6.	FEDERAL TAX INFORMATION:

Each Fund intends to qualify or continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

Effective September 30, 2013, the Intermediate Fixed Income Fund, Fixed Income Opportunities Fund, Dividend & Income Fund and the Emerging Markets Fund changed their tax year-ends from December 31 to September 30.

Management has analyzed the Funds’ tax position taken on Federal income tax returns for all open tax years and has concluded that as of September 30, 2013, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

CITY NATIONAL ROCHDALE FUNDS | PAGE 121

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss), or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REIT adjustments, MLP dividend income reclasses, realized gains (losses) on paydowns, expiration of capital loss carryovers, net operating losses, return of capital distributions, investments in defaulted bonds, investments in Passive Foreign Investment Companies and timing of distributions, were reclassified to/from the following accounts as of September 30, 2013:

	Increase (Decrease) Undistributed Net Investments Income (Loss) (000)	Increase (Decrease) Accumulated Net Realized Gain (Loss) (000)	Increase (Decrease) Paid-in Capital (000)
Limited Maturity Fixed Income Fund	$68	$68	$(136)
California Tax Exempt Bond Fund	—	—	—
Government Bond Fund	737	(737)	—
Corporate Bond Fund	38	(38)	—
High Yield Bond Fund	(4)	4	—
Intermediate Fixed Income Fund	38	(38)	—
Fixed Income Opportunities Fund	(404)	404	—
Multi-Asset Fund	57	(54)	(3)
Dividend & Income Fund	321	760	(1,081)
Socially Responsible Equity Fund	14	(14)	—
Emerging Markets Fund	(880)	880	—

Amounts designated as “—” are either $0 or have been rounded to $0.

The tax character of dividends and distributions declared during the years ended September 30, 2013 and September 30, 2012 unless otherwise indicated were as follows:

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2013	$—	$330	$—	$—	$330
2012	—	333	—	—	333

Fund	Tax Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Prime Money Market Fund
2013	$—	$228	$—	$—	$228
2012	—	209	—	—	209
California Tax Exempt Money Market Fund
2013	$94	$—	$—	$—	$94
2012	90	1	—	—	91
Limited Maturity Fixed Income Fund
2013	$—	$307	$—	$—	$307
2012	—	389	—	—	389
Government Bond Fund
2013	$—	$2,054	$—	$—	$2,054
2012	—	2,432	143	—	2,575
Corporate Bond Fund
2013	$—	$2,507	$1,038	$—	$3,545
2012	—	2,795	538	—	3,333
California Tax Exempt Bond Fund
2013	$1,190	$150	$379	$—	$1,719
2012	1,360	63	332	—	1,755
High Yield Bond Fund
2013	$—	$10,996	$—	$—	$10,996
2012	—	9,684	—	—	9,684
Intermediate Fixed Income Fund†
2013	$—	$3,505	$—	$—	$3,505
2012	—	4,065	—	—	4,065
2011	—	3,317	—	—	3,317
Fixed Income Opportunities Fund†
2013	$—	$34,355	$52	$—	$34,407
2012	—	35,978	1,348	—	37,326
2011	—	20,952	4,794	—	25,746
Multi-Asset Fund
2013	$—	$667	$—	$—	667
2012	—	899	—	—	899
Dividend & Income Fund†
2013	$—	$2,296	$—	$1,135	$3,431
2012	—	4,044	—	727	4,771
2011	—	2,681	—	502	3,183
U.S. Core Equity Fund^
2013	$—	$571	$—	$—	$571
Socially Responsible Equity Fund
2013	$—	$1,134	$—	$—	$1,134
2012	—	1,199	—	—	1,199
Emerging Markets Fund†
2013	$—	$—	$—	$—	$—
2012	—	—	—	67	67

†	For the years ended December 31, 2012 and December 31, 2011.

^	For the period December 3, 2012 (commencement of operations) through September 30, 2013.

CITY NATIONAL ROCHDALE FUNDS | PAGE 122

As of September 30, 2013, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (000)	Other Temporary Differences (000)	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$30	$—	$(1)	$—	$—	$(30)	$(1)
Prime Money Market Fund	—	10	—	(14)	(1)	—	(10)	(15)
California Tax Exempt Money Market Fund	8	—	—	—	—	—	(6)	2
Limited Maturity Fixed Income Fund	—	22	—	(1,955)	(38)	198	(22)	(1,795)
Government Bond Fund	—	100	—	(972)	(753)	1,280	(100)	(445)
Corporate Bond Fund	—	184	916	—	(28)	2,659	(183)	3,548
California Tax Exempt Bond Fund	96	—	127	—	(147)	906	(96)	886
High Yield Bond Fund	—	880	355	—	—	1,037	(851)	1,421
Intermediate Fixed Income Fund	—	32	—	(2,835)	—	505	—	(2,298)
Fixed Income Opportunities Fund	—	—	5,195	—	—	(4,871)	197	521
Multi-Asset Fund	—	—	—	(1,698)	—	860	—	(838)
Dividend & Income Fund	—	—	—	(10,202)	—	32,905	—	22,703
U.S. Core Equity Fund	—	2,037	—	—	—	18,808	—	20,845
Socially Responsible Equity Fund	—	—	12,244	—	—	13,506	—	25,750
Emerging Markets Fund	—	1,072	—	(838)	—	27,563	—	27,797

For tax purposes, the losses in the Funds generated prior to the Regulated Investment Company Modernization Act of 2010 can be carried forward for a maximum of eight years to offset any future net realized capital gains. As of September 30, 2013, the breakdown of capital loss carryforwards was as follows:

	Expiring September 30,
Fund	2014 (000)	2015 (000)	2017 (000)	2018 (000)	2019 (000)	Total (000)
Government Money Market Fund	$—	$—	$—	$—	$1	$1
Limited Maturity Fixed Income Fund	132	1,415	81	327	—	1,955
Multi-Asset Fund	—	—	370	1,328	—	1,698

	Expiring December 31,
Fund	2016 (000)	2017 (000)	2018 (000)	Total (000)
Intermediate Fixed Income Fund	$192	$2,240	$—	$2,432
Dividend & Income Fund	1,513	6,397	1,455	9,365

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2012, through September 30, 2013, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

CITY NATIONAL ROCHDALE FUNDS | PAGE 123

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)*
Prime Money Market Fund	$14	$—	$14
Government Bond Fund	555	417	972
Intermediate Fixed Income Fund	403	—	403
Dividend & Income Fund	837	—	837
Emerging Markets Fund	838	—	838

*	This table should be used in conjunction with the capital loss carryforwards table.

During the year ended September 30, 2013, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Fund	Amount (000)
Government Money Market Fund	$5
Limited Maturity Fixed Income Fund	48
High Yield Bond Fund	504
Multi-Asset Fund	661
Dividend & Income Fund	3,568
Socially Responsible Equity Fund	10,257
Emerging Markets Fund	1,063

The aggregate gross unrealized appreciation on securities, the aggregate gross unrealized depreciation on securities and the net unrealized appreciation/ (depreciation) for tax purposes at March 31, 2014, for each of the Fixed Income Funds, Multi-Asset Fund and Equity Funds were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (000)
Limited Maturity Fixed Income Fund	$28,752	$277	$(4)	$273
Government Bond Fund	172,873	1,736	(556)	1,180
Corporate Bond Fund	135,087	2,690	(154)	2,536
California Tax Exempt Bond Fund	71,117	1,310	(197)	1,113
Municipal High Income Fund	183,393	2,424	(435)	1,989
High Yield Bond Fund	124,938	5,422	(1,931)	3,491
Intermediate Fixed Income Fund	210,879	5,011	(2,220)	2,791
Fixed Income Opportunities Fund	1,212,952	43,674	(12,658)	31,016
Multi-Asset Fund	24,586	1,219	(109)	1,110
Dividend & Income Fund	135,402	42,942	(1,710)	41,232
U.S. Core Equity Fund	192,661	32,229	(634)	31,595
Socially Responsible Equity Fund	64,912	18,917	(1,165)	17,752
Emerging Markets Fund	391,400	65,613	(7,930)	57,683

At March 31, 2014, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

7.	CONCENTRATION OF RISK

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Multi-Asset Fund may invest in exchange-traded notes (“ETNs”) as a non-principal investment strategy. ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indexes. In addition to trading ETNs on exchanges, investors may redeem ETNs directly with the issuer on a weekly basis, typically in a minimum amount of 50,000 units, or hold the ETNs until maturity. ETNs are riskier than ordinary unsecured debt securities and have no principal protection. The Fund will generally invest in ETNs which are linked to commodities indexes. The Fund’s investment in an ETN may be influenced by many unpredictable factors, including highly volatile commodities prices, changes in supply and demand relationships, weather, agriculture, trade, changes in interest rates, and monetary and other governmental policies, action and inaction. Investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. Because ETNs are debt securities, they possess credit risk; if the issuer has financial difficulties or goes bankrupt, the investor may not receive the return it was promised.

The Municipal High Income Fund, High Yield Bond Fund, Intermediate Fixed Income Fund, Fixed Income Opportunities Fund and Multi-Asset Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and are subject to a greater risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and

CITY NATIONAL ROCHDALE FUNDS | PAGE 124

decrease during a period of rising interest rates. In periods of declining interest rates, as a result of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Intermediate Fixed Income Fund and Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

The Fixed Income Opportunities Fund may invest in beneficial interests in individual life insurance policies (“Policies”). The Policy owner transfers his or her Policy at a discount to its face value (the amount that is payable upon the death of the insured) in return for an immediate cash settlement. The ultimate purchaser of the Policy (in this case, the Fund) is responsible for premiums payable on the Policy and is entitled to receive the full face value from the insurance company upon the death of the insured. If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. The longer the insured lives, the lower the Fund’s rate of return on the Policy. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

California Tax Exempt Funds – Specific Risks

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by economic and political developments in the State of California.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions’ or financial guaranty assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

Emerging Markets Fund – Specific Risks

Foreign investments tend to be more volatile than domestic securities, and are subject to risks that are not typically associated with domestic securities (e.g., changes in currency rates and exchange control regulations, future political and economic developments and the possibility of seizure or nationalization of companies, or the imposition of withholding taxes on income). There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

As long as the Emerging Markets Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign currency may decline in relation to the U.S. dollar while the Fund holds securities denominated in such currency. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country or the actions of the U.S. or foreign governments or central banks. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer’s local currency.

Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, the political, legal and economic systems of which are less developed and less stable than those of more developed nations. Emerging markets may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, social instability, and different and/or developing legal systems. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose withholding and other taxes or limits on the removal of the Emerging Market Fund’s assets from that country. In addition, the economies of emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations. Emerging market securities are also subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

CITY NATIONAL ROCHDALE FUNDS | PAGE 125

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

8.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the six months ended March 31, 2014 and the year ended September 30, 2013 were as follows (000):

	Government Money Market Fund		Prime Money Market Fund (1)		California Tax Exempt Money Market Fund
	2014	2013	2014	2013	2014	2013
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	130,467	64,765	—	—
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	—	—	(87,889)	(53,558)	—	—
Net Institutional Class transactions	—	—	42,578	11,207	—	—
Class N:
Shares issued	1,918,722	4,569,767	343,074	958,377	398,827	1,060,390
Shares issued in Lieu of Dividends and Distributions	123	232	12	43	34	69
Shares redeemed	(2,235,328)	(4,337,676)	(439,458)	(927,483)	(418,968)	(1,053,782)
Net Class N transactions	(316,483)	232,323	(96,372)	30,937	(20,107)	6,677
Class S:
Shares issued	611,574	1,126,727	437,190	820,945	171,410	320,188
Shares issued in Lieu of Dividends and Distributions	—	—	—	—	—	—
Shares redeemed	(489,967)	(940,498)	(456,503)	(869,753)	(189,371)	(340,847)
Net Class S transactions	121,607	186,229	(19,313)	(48,808)	(17,961)	(20,659)
Servicing Class^:
Shares issued	395,977	778,145	565,318	2,068,692	274,446	808,580
Shares issued in Lieu of Dividends and Distributions	—	—	5	22	—	—
Shares redeemed	(364,640)	(746,175)	(572,258)	(1,961,996)	(252,631)	(780,506)
Net Servicing Class transactions	31,337	31,970	(6,935)	106,718	21,815	28,074

	Limited Maturity Fixed Income Fund		Government Bond Fund		Corporate Bond Fund		California Tax Exempt Bond Fund
	2014	2013	2014	2013	2014	2013	2014	2013
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	33	97	618	1,036	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	4	8	17	68	—	—	—	—
Shares redeemed	(1,486)	(780)	(421)	(896)	—	—	—	—
Net Institutional Class transactions	(1,449)	(675)	214	208	—	—	—	—
Class N:
Shares issued	82	184	21	29	53	164	257	540
Shares issued in Lieu of Dividends and Distributions	1	2	—	1	3	4	4	10
Shares redeemed	(37)	(166)	(36)	(67)	(31)	(111)	(93)	(333)
Net Class N transactions	46	20	(15)	(37)	25	57	168	217
Servicing Class^:
Shares issued	—	—	1,327	3,473	1,811	4,137	1,069	2,479
Shares issued in Lieu of Dividends and Distributions	—	—	10	57	17	28	6	20
Shares redeemed	—	—	(1,435)	(4,124)	(1,778)	(3,802)	(945)	(1,658)
Net Servicing Class transactions	—	—	(98)	(594)	50	363	130	841

(1)	Institutional Class commenced operations December 19, 2012.

^	Effective November 28, 2012, Institutional Class Shares were redesignated as Servicing Class Shares. This share class name change had no impact on the Fund’s operations or investment policy.

CITY NATIONAL ROCHDALE FUNDS | PAGE 126

	Municipal High Income Fund (1)	High Yield Bond Fund		Intermediate Fixed Income Fund (2)^			Fixed Income Opportunities Fund ^
	2014	2014	2013	2014	2013	2012†	2014	2013†	2012†
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	532	775	—	—	—	—	—	—
Shares issued from Merger	—	—	—	1,734	—	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	—	145	266	13	—	—	—	—	—
Shares redeemed	—	(645)	(1,212)	(196)	—	—	—	—	—
Net Institutional Class transactions	—	32	(171)	1,551	—	—	—	—	—
Class N:
Shares issued	7,487	232	1,804	1,752	2,111	1,995	13,257	12,348	7,602
Shares issued in Lieu of Dividends and Distributions	19	79	163	34	66	127	553	736	1,297
Shares redeemed	(56)	(202)	(2,440)	(1,081)	(1,032)	(1,454)	(3,494)	(2,675)	(3,875)
Net Class N transactions	7,450	109	(473)	705	1,145	668	10,316	10,409	5,024
Servicing Class:
Shares issued	9,866	1,996	7,140	—	—	—	—	—	—
Shares issued in Lieu of Dividends and Distributions	—	40	77	—	—	—	—	—	—
Shares redeemed	(236)	(7,163)	(5,463)	—	—	—	—	—	—
Net Servicing Class transactions	9,630	(5,127)	1,754	—	—	—	—	—	—

	Multi-Asset Fund (3)		Dividend & Income Fund ^			U.S. Core Equity Fund (4)
	2014	2013	2014	2013†	2012†	2014	2013
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	71	184	—	—	—	—	—
Shares issued from Merger(5)	—	—	—	—	—	207	—
Shares issued in Lieu of Dividends and Distributions	3	14	—	—	—	—	—
Shares redeemed	(664)	(809)	—	—	—	—	—
Net Institutional Class transactions	(590)	(611)	—	—	—	207	—
Class N:
Shares issued	34	198	1,246	357	1,706	1,148	6,045
Shares issued from Merger(5)	—	—	—	—	—	3,795	—
Shares issued in Lieu of Dividends and Distributions	4	25	52	26	152	94	19
Shares redeemed	(312)	(565)	(991)	(535)	(1,677)	(411)	(586)
Net Class N transactions	(274)	(342)	307	(152)	181	4,626	5,478
Servicing Class:
Shares issued	94	18	—	—	—	1,397	6,805
Shares issued in Lieu of Dividends and Distributions	1	5	—	—	—	1	—
Shares redeemed	(19)	(254)	—	—	—	(570)	(1,103)
Net Servicing Class transactions	76	(231)	—	—	—	828	5,702

(1)	Fund commenced operations on December 30, 2013.

(2)	Institutional Class commenced operations on December 20, 2013.

(3)	Institutional Class commenced operations on January 10, 2014.

(4)	Fund commenced operations on December 3, 2012.

(5)	See Note 10 in Notes to Financial Statements.

^
On March 29, 2013, the Intermediate Fixed Income Fund, the Fixed Income Opportunities Fund and the Dividend & Income Fund were reorganized into series of the City National Rochdale Funds. See Note 1 in Notes to Financial Statements for additional information.

†	For the nine months ended September 30, 2013 and the year ended December 31, 2012.

CITY NATIONAL ROCHDALE FUNDS | PAGE 127

notes to financial statements/
consolidated notes to financial statements
March 31, 2014 (Unaudited)

	Socially Responsible Equity Fund		Emerging Markets Fund ^
	2014	2013	2014	2013†	2012†
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	243	1,334	—	—	—
Shares issued in Lieu of Dividends and Distributions	743	79	—	—	—
Shares redeemed	(274)	(5,685)	—	—	—
Net Institutional Class transactions	712	(4,272)	—	—	—
Class N:
Shares issued	719	702	4,458	4,972	4,464
Shares issued in Lieu of Dividends and Distributions	510	22	15	—	2
Shares redeemed	(875)	(717)	(603)	(618)	(466)
Net Class N transactions	354	7	3,870	4,354	4,000

†	For the nine months ended September 30, 2013, year ended December 31, 2012.

^	On March 29, 2013, the Emerging Markets Fund was reorganized into series of the City National Rochdale Funds. See Note 1 in Notes to Financial Statements for additional information.

9.	FUND REORGANIZATIONS

On December 20, 2013, the assets of the Full Maturity Fixed Income Fund were reorganized into the Intermediate Fixed Income Fund. In this reorganization, 4,352,128 shares of the Full Maturity Fixed Income Fund were exchanged for 1,734,179 shares of the Intermediate Fixed Income Fund in a tax-free exchange.

The value of the Full Maturity Fixed Income Fund was $44,899,004. Upon the business combination of such Funds on December 20, 2013, the value of the Full Maturity Fixed Income Fund, which included accumulated realized losses of $124,817 and unrealized gains of $238,492, combined with the Intermediate Fixed Income Fund was $209,405,691.

On March 21, 2014, the assets of the Diversified Equity Fund were reorganized into the U.S. Core Equity Fund. In this reorganization, 3,019,691 shares of the Diversified Equity Fund were exchanged for 207,167 Class N shares and 3,794,815 Institutional Class shares of the U.S. Core Equity Fund in a tax-free exchange.

The value of the Diversified Equity Fund on March 21, 2014 was $53,568,331. Upon the business combination of such Funds on March 21, 2014, the value of the Diversified Equity Fund, which included accumulated realized losses of $451,745 and distributions in excess of net investment income of $210, combined with the U.S. Core Equity Fund was $223,593,114.

10.	SUBSEQUENT EVENTS

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements as of March 31, 2014 and no issues were noted to disclose, except as follows:

A Special Meeting of Shareholders of the City National Rochdale Alternative Total Return Fund LLC (the “Target Fund”) will be held on May 30, 2014, for the shareholders of the Target Fund to consider and vote on a proposed reorganization of the Target Fund into the City National Rochdale Fixed Income Opportunities Fund and the subsequent dissolution of the Target Fund, expected to take place as of May 30, 2014.

CITY NATIONAL ROCHDALE FUNDS | PAGE 128

disclosure of fund expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, class-specific distribution fees, acquired fund fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown do not apply to your specific investment.

CITY NATIONAL ROCHDALE FUNDS | PAGE 129

disclosure of fund expenses (Unaudited) (Continued)

	Beginning Account Value 10/01/2013	Ending Account Value 03/31/2014	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.00	0.08%	$0.40
Class S	1,000.00	1,000.00	0.08%	0.40
Servicing Class	1,000.00	1,000.00	0.08%	0.40

Hypothetical 5% Return
Class N	$1,000.00	$1,024.53	0.08%	$0.40
Class S	1,000.00	1,024.53	0.08%	0.40
Servicing Class	1,000.00	1,024.53	0.08%	0.40

City National Rochdale Prime Money Market Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,000.00	0.15%	$0.75
Class N	1,000.00	1,000.00	0.15%	0.75
Class S	1,000.00	1,000.00	0.15%	0.75
Servicing Class	1,000.00	1,000.00	0.15%	0.75

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,024.18	0.15%	$0.76
Class N	1,000.00	1,024.18	0.15%	0.76
Class S	1,000.00	1,024.18	0.15%	0.76
Servicing Class	1,000.00	1,024.18	0.15%	0.76

City National Rochdale California Tax Exempt Money Market Fund
Actual Fund Return
Class N	$1,000.00	$1,000.00	0.05%	$0.25
Class S	1,000.00	1,000.00	0.06%	0.30
Servicing Class	1,000.00	1,000.00	0.05%	0.25

Hypothetical 5% Return
Class N	$1,000.00	$1,024.68	0.05%	$0.25
Class S	1,000.00	1,024.63	0.06%	0.30
Servicing Class	1,000.00	1,024.68	0.05%	0.25

City National Rochdale Limited Maturity Fixed Income Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,005.10	0.67%	$3.35
Class N	1,000.00	1,004.70	0.92%	4.60

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.59	0.67%	$3.38
Class N	1,000.00	1,020.34	0.92%	4.63

	Beginning Account Value 10/01/2013	Ending Account Value 03/31/2014	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Government Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,004.20	0.53%	$0.87
Class N	1,000.00	1,000.70	1.03%	5.14
Servicing Class	1,000.00	1,002.00	0.78%	3.89

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.29	0.53%	$2.67
Class N	1,000.00	1,019.80	1.03%	5.19
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Corporate Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,011.60	1.01%	$5.07
Servicing Class	1,000.00	1,012.80	0.76%	3.81

Hypothetical 5% Return
Class N	$1,000.00	$1,019.90	1.01%	$5.09
Servicing Class	1,000.00	1,021.14	0.76%	3.83

City National Rochdale California Tax Exempt Bond Fund
Actual Fund Return
Class N	$1,000.00	$1,015.20	0.88%	$4.42
Servicing Class	1,000.00	1,016.50	0.63%	3.17

Hypothetical 5% Return
Class N	$1,000.00	$1,020.54	0.88%	$4.43
Servicing Class	1,000.00	1,021.79	0.63%	3.18

City National Rochdale Municipal High Income Fund
Actual Fund Return
Class N**	$1,000.00	$1,041.40	1.12%	$2.88
Servicing Class**	1,000.00	1,042.90	0.88%	2.27

Hypothetical 5% Return
Class N	$1,000.00	$1,019.35	1.12%	$5.64
Servicing Class	1,000.00	1,020.54	0.88%	4.43

City National Rochdale High Yield Bond Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,073.10	0.70%	$1.17
Class N	1,000.00	1,070.40	1.20%	6.19
Servicing Class	1,000.00	1,071.80	0.95%	4.91

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,021.44	0.70%	$3.53
Class N	1,000.00	1,018.95	1.20%	6.04
Servicing Class	1,000.00	1,020.19	0.95%	4.78

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since inception (December 30, 2013) to period end).

CITY NATIONAL ROCHDALE FUNDS | PAGE 130

	Beginning Account Value 10/01/2013	Ending Account Value 03/31/2014	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale Intermediate Fixed Income Fund
Actual Fund Return
Institutional Class**	$1,000.00	$1,016.10	0.51%	$1.42
Class N	1,000.00	1,020.50	1.01%	5.09

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.90	1.01%	5.09

City National Rochdale Fixed Income Opportunities Fund
Actual Fund Return
Class N	$1,000.00	$1,051.20	1.11%	$5.68

Hypothetical 5% Return
Class N	$1,000.00	$1,019.40	1.11%	$5.59

City National Rochdale Multi-Asset Fund
Actual Fund Return
Class N	$1,000.00	$1,039.90	1.47%	$7.48
Servicing Class	1,000.00	1,041.20	1.22%	6.21

Hypothetical 5% Return
Class N	$1,000.00	$1,017.60	1.47%	$7.39
Servicing Class	1,000.00	1,018.85	1.22%	6.14

City National Rochdale Dividend & Income Fund
Actual Fund Return
Class N	$1,000.00	$1,137.40	1.11%	$5.92

Hypothetical 5% Return
Class N	$1,000.00	$1,019.40	1.11%	$5.59

	Beginning Account Value 10/01/2013	Ending Account Value 03/31/2014	Annualized Expense Ratios	Expense Paid During Period*
City National Rochdale U.S. Core Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,117.00	0.51%	$0.89
Class N	1,000.00	1,110.00	1.04%	5.47
Servicing Class	1,000.00	1,111.10	0.78%	4.11

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,022.39	0.51%	$2.57
Class N	1,000.00	1,019.75	1.04%	5.24
Servicing Class	1,000.00	1,021.04	0.78%	3.93

City National Rochdale Socially Responsible Equity Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,119.50	0.89%	$4.70
Class N	1,000.00	1,117.50	1.14%	6.02

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.49	0.89%	$4.48
Class N	1,000.00	1,019.25	1.14%	5.74

City National Rochdale Emerging Markets Fund
Actual Fund Return
Class N	$1,000.00	$1,074.80	1.61%	$8.33

Hypothetical 5% Return
Class N	$1,000.00	$1,016.90	1.61%	$8.10

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 101/365 (to reflect the period since inception (December 20, 2013) to period end).

CITY NATIONAL ROCHDALE FUNDS | PAGE 131

shareholder voting results (Unaudited)

On December 20, 2013, a Special Meeting of Shareholders of the City National Rochdale Full Maturity Fixed Income Fund was held to consider and act upon a proposal to reorganize the City National Rochdale Full Maturity Fixed Income Fund into the City National Rochdale Intermediate Fixed Income Fund and dissolve the City National Rochdale Full Maturity Fixed Income Fund. Shares were voted as follows:

	Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
For	3,541,895.943	100.000%	81.488%
Against	0.000	0.000%	0.000%
Abstain	0.000	0.000%	0.000%

On March 20, 2014, a Special Meeting of Shareholders of the City National Diversified Equity Fund was held to consider and act upon a proposal to reorganize the City National Diversified Equity Fund into the City National Rochdale U.S. Core Equity Fund and dissolve the City National Diversified Equity Fund. Shares were voted as follows:

	Number of Shares Voted	% of Shares Voted	% of Total Outstanding Shares
For	2,529,004.847	99.970%	83.217%
Against	764.000	0.030%	0.025%
Abstain	0.000	0.000%	0.000%

CITY NATIONAL ROCHDALE FUNDS | PAGE 132

board approval of advisory and sub-advisory agreements
(Unaudited)

The Board of Trustees of City National Rochdale Funds (the “Trust”) is comprised of eight Trustees, six of whom are independent of the Trust’s investment adviser and sub-advisers (the “Independent Trustees”). During the six months ended March 30, 2014, the Board and the Independent Trustees approved the following advisory agreement and sub-advisory agreements:

•
An advisory agreement between the Trust and City National Rochdale, LLC (the “Adviser”) with respect to the new City National Rochdale Municipal High Income Fund series of the Trust (the “Muni High Income Fund”);

•	A sub-advisory agreement between the Adviser and Waddell & Reed Investment Management Company (“Waddell”) with respect to the Muni High Income Fund;

•	A sub-advisory agreement between the Adviser and Alcentra Limited (“Alcentra”) with respect to the City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”); and

•	A sub-advisory agreement between the Adviser and Seix Investment Advisors LLC (“Seix”) with respect to the Fixed Income Opportunities Fund.

The advisory and sub-advisory agreements listed above are collectively referred to below as the “Agreements” and Waddell, Alcentra and Seix are collectively referred to below as the “Sub-Advisers.”

GENERAL INFORMATION

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Board considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Board considered the nature, quality and extent of the various investment advisory and administrative services performed by the Adviser and each Sub-Adviser.

The Board was familiar with the organizations and operations of the Adviser and Seix as a result of their past services to the Trust and the Fixed Income Opportunities Fund, respectively. The Board reviewed materials regarding the investment results of each Sub-Adviser, advisory fee and expense comparisons, financial information with respect to each entity, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing or proposed to provide investment management and administrative services to the Funds. They also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to approve the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such approval.

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND

Nature, Extent and Quality of Services

In reviewing the services to be provided by each of the Adviser and Waddell to the Muni High Income Fund, the Board considered a variety of matters, including the background, education and experience of its key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. With respect to each entity, the Board also took into account the experience, capability and integrity of its senior management; its investment philosophy and processes; its brokerage, trading and soft dollar practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.

The Board considered the nature and quality of the services provided by the Adviser in overseeing the activities of sub-advisers to other series of the Trust. The Board also considered the investment performance for periods ended September 30, 2013, of two mutual funds managed by Waddell using the same investment strategies and styles as it would use to manage the Muni High Income Fund. The materials provided to the Board indicated that the investment results of one of those two mutual funds had exceeded the returns of the Barclays High Yield Municipal Index for the five-year period (while the other fund underperformed relative to the Index by 28 basis points over the period), and that both mutual funds underperformed relative to the Index for the one-year period (by 268 basis points or less), three-year period (by 183 basis points or less) and ten-year period (by 69 basis points or less). The Board considered Waddell’s explanation of the periods of underperformance, and concluded that the services proposed to be provided to the Fund by the Adviser and Waddell would benefit the shareholders of the Fund.

CITY NATIONAL ROCHDALE FUNDS | PAGE 133

board approval of advisory and sub-advisory agreements
(Unaudited) (Continued)

Advisory Fees, Fund Expenses, Profitability, Benefits to Adviser and Economies of Scale

The Board reviewed information regarding the advisory fees (before and after waivers) and sub-advisory fees proposed to be charged by the Adviser and Waddell with respect to the Muni High Income Fund, respectively, and the total expenses (net of fee waivers) of the Fund as a percentage of its average annual net assets compared to those of the funds included in the Fund’s Lipper universe and a peer group of funds selected by the Adviser.

The Board observed, among other things, that the proposed advisory fee and total expenses for the Muni High Income Fund were within the middle 60% of comparable funds in the Lipper High Yield Municipal Debt Funds Universe, and the anticipated costs and profits of the Adviser with respect to the Fund were reasonable. The Board also considered the potential benefits to be received by the Adviser, Waddell and their respective affiliates as a result of their relationships with the Fund generally, including investment advisory fees paid to the Adviser and Waddell, fees paid to affiliates such as City National Bank (“CNB”), City National Securities, Inc. and RIM Securities, LLC for providing certain shareholder servicing and sub-distribution services to the Trust, benefits to CNB’s brokerage and wealth management business as a result of the availability of the Muni High Income Fund to its customers, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although the sub-advisory agreement provided for breakpoints while the advisory agreement did not, the portion of the proposed advisory fee retained by the Adviser would be low and significant economies of scale were not likely to be realized by the Adviser at the asset levels anticipated during the first several years of the Fund’s operations.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the proposed compensation payable to each of the Adviser and Waddell with respect to the Muni High Income Fund is fair and reasonable in relation to the services to be provided by it to the Fund, and approved the proposed advisory agreement and sub-advisory agreement.

CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND

Alcentra Limited

Nature, Extent and Quality of Services

In reviewing the services to be provided by Alcentra to the Fixed Income Opportunities Fund, the Board considered a variety of matters, including the background, education and experience of Alcentra’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and related efforts to retain, attract and motivate capable personnel to serve the Fund; and the overall general quality and depth of its organization. The Board also reviewed Alcentra’s investment philosophy and processes as well as its brokerage and trading practices, its disaster recovery and contingency planning, and its commitment and systems in place with regard to compliance with applicable laws and regulations.

The Board considered the composite performance of accounts managed by Alcentra using the same investment strategies it would use to manage its portion of the Fixed Income Opportunities Fund. The Board observed that the composite returns were higher than the returns of the Standard & Poor’s European Leveraged Loan Index in 2003, 2004, 2006, 2007, 2008 and 2012, and on a compound basis from 2003 through 2012. The Board also noted that the Fund had underperformed relative to the Index by 1,390 basis points in 2009, and by 135 basis points or less in 2005, 2010 and 2011. The Board concluded that the services proposed to be provided to the Fund by Alcentra would benefit the shareholders of the Fund.

Sub-Advisory Fees, Benefits to Sub-Adviser and Economies of Scale

The Board reviewed the fees charged by Alcentra to a commingled fund that it managed using the same investment strategies it would use to manage its portion of the Fixed Income Opportunities Fund, and noted that the asset-based fees charged by Alcentra to the commingled fund were the same as the management fees it was charging with respect to the Fund, and that the commingled fund also paid a significant performance-based fee. The Board also considered the potential benefits to be received by Alcentra as a result of its relationship with the Fixed Income Opportunities Fund, including investment advisory fees paid to Alcentra and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although neither the Fund’s advisory agreement nor the sub-advisory agreement included fee breakpoints, the portion of the proposed advisory fee retained by the Adviser after payment of

CITY NATIONAL ROCHDALE FUNDS | PAGE 134

sub-advisory fees was low and significant economies of scale were not likely to be realized by the Adviser or Alcentra at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed sub-advisory agreement, including the fees to be received by Alcentra, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Alcentra to the Fixed Income Opportunities Fund and its shareholders, and approved the sub-advisory agreement.

Seix Investment Advisors LLC

Seix has been a sub-adviser with respect to a portion of the Fixed Income Opportunities Fund since the Fund’s predecessor reorganized into the Fund on March 29, 2013, and served as a sub-adviser to the Fund’s predecessor from July 2009. In December 2013, Seix informed the Fund that employees of the parent company of Seix, RidgeWorth Capital Management Inc., and Lightyear Capital LLC, a private equity firm, had entered into an agreement to acquire ownership of RidgeWorth Capital Management from SunTrust Bank, Inc. This transaction is scheduled to close on May 31, 2014, and will result in a change of control of Seix and the automatic termination of the existing sub-advisory agreement between the Adviser and Seix with respect to the Fund. At a meeting in February 2014 the Board approved a new sub-advisory agreement between the Adviser and Seix with respect to the Fund to take effect upon the closing of the transaction. The terms of the new sub-advisory agreement are substantially the same as the terms of the current sub-advisory agreement between the Adviser and Seix with respect to the Fund.

Nature, Extent and Quality of Services

In reviewing the services provided by Seix to the Fixed Income Opportunities Fund, the Board considered a variety of matters, including information about Seix’s organization, personnel who provide services to the Fund, and compensation structure; its investment philosophy and investment process; performance results of the Fund and the portion of the Fund managed by Seix over various periods; and Seix’s sub-advisory fees with respect to the Fund. The Board also reviewed certain information regarding Seix’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio trade execution. Some of the information the Board considered had been provided in August 2013, when the Board last renewed Seix’s prior sub-advisory agreement with respect to the Fund, and the Board considered information from Seix regarding any material changes to the August 2013 information.

The Board assessed the investment results of the Fixed Income Opportunities Fund for various periods during the previous three years ended December 31, 2013, compared with the returns of the Credit Suisse Leveraged Loan Index (the “Benchmark Index”), the Barclays U.S. Corporate High Yield Bond Index (the “Barclays Index”), the Fund’s Lipper peer group average and the Fund’s Morningstar category average. The Board observed that the Fund’s annualized returns were higher than the returns of the Benchmark Index for the one-, two- and three-year periods and for each period were below the returns of the Barclays Index (by 299 basis points or less), below the returns of the Lipper peer group average (by 207 basis points or less), and below the returns of the Morningstar category average (by 218 basis points or less). The Board also assessed the investment results of the portion of the Fund managed by Seix for various periods since June 2011 through December 31, 2013, compared with the results of the Benchmark Index, and noted that the returns of that portion of the Fund trailed the returns of the Benchmark Index for the one- and two-year periods by 121 basis points or less. The Board considered Seix’s explanation of the periods of underperformance, and concluded that the services proposed to be provided to the Fund by Seix would continue to benefit the shareholders of the Fund.

Sub-Advisory Fees and Benefits to Sub-Adviser

The Board reviewed information regarding the sub-advisory fees charged by Seix with respect to the Fixed Income Opportunities Fund and observed that Seix’s sub-advisory fee was higher than the fee it charged to another mutual fund for which it served as sub-adviser using a similar strategy. The Board noted, however, that the other fund was significantly larger than the Fund and was a part of a larger mutual fund complex for which Seix serves as sub-adviser, and considered Seix’s indication that the lower sub-advisory fee for the other mutual reflected the economies of scale of the other fund and the group of funds to which it belongs.

The Board also considered the benefits received by Seix as a result of its relationship with the Fixed Income Opportunities Fund, including the sub-advisory fees paid to Seix, research provided to it by broker-dealers providing execution services to the Fund, and the intangible benefits of its association with the Fund

CITY NATIONAL ROCHDALE FUNDS | PAGE 135

board approval of advisory and sub-advisory agreements
(Unaudited) (Continued)

generally and any favorable publicity arising in connection with the Fund’s performance. The Board considered that although neither the Fund’s advisory agreement nor the Seix sub-advisory agreement included fee breakpoints, the portion of the advisory fee retained by the Adviser after payment of sub-advisory fees was low and significant economies of scale were not likely to be realized by the Adviser or Seix at the Fund asset levels anticipated during the next several years of the Fund’s operations.

Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the terms of the proposed sub-advisory agreement, including the fees to be received by Seix, were fair and reasonable in light of the nature and quality of the services proposed to be provided by Seix to the Fixed Income Opportunities Fund and its shareholders, and approved the sub-advisory agreement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 136

THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

For more information on City National Rochdale Funds, including charges and expenses, please call 1-888-889-0799 or go to citynationalrochdalefunds.com for a free prospectus. Read it carefully before you invest or send money.

CNR-SA-004-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

None.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: June 6, 2014

By (Signature and Title)*	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Controller and COO

Date: June 6, 2014

*	Print the name and title of each signing officer under his or her signature.